As filed with the Securities and Exchange Commission on September 2, 2025
Registration No. 33-6486

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 73	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 74

MoA FUNDS CORPORATION
(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 224-1600
Joseph R. Gaffoglio, Chairman, CEO and PEO
MoA Funds Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Copy to:
Amy Latkin
Secretary
MoA Funds Corporation
320 Park Avenue
New York, New York 10022-6839
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on September 2, 2025 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on September 2, 2025 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on September 2, 2025 pursuant to paragraph (a)(2) of Rule 485.

MoA Funds

320 Park Avenue, New York, New York 10022-6839
MoA Funds Corporation (the “Investment Company”) is a mutual fund. It currently has these twenty-nine Funds:
MoA Equity Funds:
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MoA Equity Index Fund (MAEIX)
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MoA All America Fund (MAAKX)
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MoA Small Cap Value Fund (MAVKX)
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MoA Small Cap Growth Fund (MAGKX)
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MoA Small Cap Equity Index Fund (MASOX)
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MoA Mid Cap Value Fund (MAMVX)
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MoA Mid Cap Growth Fund (MOAGX)
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MoA Mid Cap Equity Index Fund (MAMEX)
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MoA International Fund (MAIFX)
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MoA Catholic Values Index Fund (MACCX)TM
MoA Fixed Income Funds:
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MoA US Government Money Market Fund (MAAXX)
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MoA Intermediate Bond Fund (MAMBX)
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MoA Core Bond Fund (MABDX)TM
MoA Asset Allocation Funds:
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MoA Balanced Fund (MACHX)
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MoA Conservative Allocation Fund (MACAX)
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MoA Moderate Allocation Fund (MAMOX)
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MoA Aggressive Allocation Fund (MAANX)
MoA Target Date Funds:
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MoA Retirement Income Fund (MARMX)
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MoA Clear Passage 2020 Fund (MURGX)TM
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MoA Clear Passage 2025 Fund (MURHX)TM
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MoA Clear Passage 2030 Fund (MURIX)TM
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MoA Clear Passage 2035 Fund (MURJX)TM
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MoA Clear Passage 2040 Fund (MURLX)TM
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MoA Clear Passage 2045 Fund (MURMX)TM
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MoA Clear Passage 2050 Fund (MURNX)TM
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MoA Clear Passage 2055 Fund (MUROX)TM
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MoA Clear Passage 2060 Fund (MURPX)TM
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MoA Clear Passage 2065 Fund (MURQX)TM
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MoA Clear Passage 2070 Fund (MURUX)TM
You should read this Prospectus carefully and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prospectus dated September 2, 2025

MoA FUNDS SUMMARY
MoA Mid Cap Growth Fund September 2, 2025

Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement*	(0.11)%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%

"Other Expenses" are based on estimated amounts for the current fiscal year.
*
The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund’s ordinary operating expenses to the extent necessary to limit the ordinary operating expenses (other than shareholder services fees, taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, any investment-related expenses, any extraordinary expenses, and the investment advisory fee) to an amount not to exceed the annual rate of 0.08% based on the Fund’s average daily net assets. This contractual obligation may not be terminated before April 30, 2027, without the consent of the Board of Directors.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. This Example reflects the expense reimbursement for the first year. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years
$74	$238
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is expected to commence operations on or after September 2, 2025, information regarding turnover for a full calendar year is not available as of the date of this prospectus.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The Adviser’s investment process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Fund may invest significantly in investments in a particular industry, group of industries or sector, particularly at times when issuers in such industry, group of industries or sector represent a significant portion of the Fund’s benchmark index.

Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid-cap growth stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell Mid Cap Growth® Index or other widely recognized indices of mid cap growth companies, and at least 85% of the Fund’s total assets are invested in equity securities.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
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Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
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Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
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Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
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Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
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Focused Investment risk: The Fund may concentrate in the securities of issuers in a particular industry, group of industries or sector. Because the Fund may invest significantly in securities of issuers in a particular industry, group of industries, or sector, the Fund’s performance depends to a greater extent on the overall condition of that industry, group of industries or sector, and is more susceptible to events affecting, and the risks of issuers operating in, that industry, group of industries or sector.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return. Because the Fund is expected to commence operations on or after September 2, 2025, information regarding performance for a full calendar year is not available as of the date of this prospectus.
Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.

Portfolio Managers. Thad Pollock, Executive Vice President of the Adviser, and Duygu Akyatan, Executive Vice President of the Adviser, will be the portfolio managers of the Fund at its inception in September 2025, and will be primarily responsible for the day-to-day management of the Fund.
For important information about “Purchase and Sale of Fund Shares” and “Tax Information,” please turn to the corresponding section heading in the “Important Additional Information About All Funds” section on page 129.

Important Additional Information About All Funds

Purchase and Sale of Fund Shares. Fund shares held directly by investors may be purchased or redeemed by mail to MoA Funds Corporation, PO Box 534499, Pittsburgh, PA 15253-4499 or by telephone by calling the Investment Company’s Customer Service at 800.914.8716. Such investors may purchase shares of the Fund by check or wire. The minimum initial investment in the Fund is $1,000, although the Fund may waive this minimum at its discretion. There is no minimum for subsequent investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange is open.
For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the Fund either by calling or writing to your Mutual of America Regional Office, which can be found on mutualofamerica.com.
Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.
Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Tax Information.
For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Fund, see the prospectus for your contract or policy.

Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks
The Funds sell their shares to the Separate Accounts and also offer them for sale to the general public directly or through financial intermediaries. Each Fund has its own investment objective and tries to achieve that objective with certain investment strategies. The Funds’ different investment strategies will affect the return and the risks of investing in each Fund. Each Fund’s investment objective is non-fundamental which means that it may be changed by the Investment Company’s Board of Directors without shareholder approval. Shareholders will be given written notice of any change to a Fund’s investment objective.
Certain Funds have a policy to invest at least 80% of their total assets in the type of securities suggested by the Fund’s name (as described below). These Funds may not change such policy without providing shareholders at least 60 days’ prior written notice.
Below is additional information regarding each Fund’s investment objective, principal investment strategies, and the principal risks of investing in each Fund.
For all actively managed equity portfolios, the Adviser uses a bottom-up approach, combining fundamental company research and a proprietary quantitative research model, with stock selection as the primary focus. The Funds monitor risk exposure on an ongoing basis. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective.
Market Capitalization
Market capitalization refers to the aggregate market value of the equity securities that a company has issued. Each of the Equity Index Fund, Mid Cap Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund and Small Cap Growth Fund invest at least 80% of its total assets in the type of securities suggested by the Fund’s name. Each Fund relies on the market capitalization ranges in its benchmark index at the time of purchase to define the range of market cap securities in which it will primarily invest. The market capitalization ranges of companies included in each Index will vary from time to time, and the market capitalization ranges of companies that are generally considered to be large-cap, mid-cap and small-cap will also vary from time to time depending on capitalization levels in the market.
At March 31, 2025, the S&P 500® Index included companies with market capitalizations above $5.3 billion; the S&P 500® Catholic Values Index included companies with market capitalizations above $6.8 billion; the S&P MidCap 400® Index included mid-cap companies with market capitalizations from $2.1 billion up to $70.5 billion; the S&P SmallCap 600® Index included small-cap companies with market capitalizations from $427 million up to $12.1 billion; and the Russell 3000® Index included companies with market capitalizations from $5.2 million up to $3.3 trillion; the Russell 2000 Value Index included small-cap companies with market capitalizations from $5.2 million up to $14.2 billion; the Russell 2000 Growth Index included small-cap companies with market capitalizations from $5.2 million up to $15.0 billion; the Russell Midcap Value Index included mid-cap companies with market capitalizations from $272.6 million up to $88.3 billion; the Russell Midcap Growth Index included mid-cap companies with market capitalizations from $681 million up to $198 billion; and the Russell 1000 Index included mid-cap companies with market capitalizations from $272.6 million up to $3.3 trillion. The Equity Index Fund and the equities portion of the Asset Allocation Funds invest primarily in large-cap companies; the Mid Cap Value Fund, Mid Cap Growth Fund, and Mid Cap Equity Index Fund invest primarily in mid-cap companies; and the Small Cap Growth Fund, Small Cap Value Fund and Small Cap Equity Index Fund invest primarily in small-cap companies. The All America Fund invests in large-cap, mid-cap and small-cap companies.

Descriptions of Fund Indices
Fund	Fund Benchmark Index (es)	Fund Broad-Based Index (es)
MoA Equity Index	S&P 500® Index	S&P 500® Index
MoA All America	Russell 3000® Index	Russell 3000® Index
MoA Small Cap Value	Russell 2000® Value Index	Russell 3000® Index
MoA Small Cap Growth	Russell 2000® Growth Index	Russell 3000® Index
MoA Small Cap Equity Index	S&P SmallCap 600® Index	S&P 500® Index
MoA Mid Cap Growth	Russell Midcap® Growth Index	Russell 1000® Index
MoA Mid Cap Value	Russell Midcap® Value Index	Russell 1000® Index
MoA Mid Cap Equity Index	S&P MidCap 400® Index	S&P 500® Index
MoA Balanced	S&P 500® Index Bloomberg U.S. Aggregate Bond Index FTSE 3-month Treasury Bill Index	S&P 500® Index, Bloomberg US Aggregate Bond Index, FTSE 3-month Treasury Bill Index
MoA International	MSCI EAFE Index	MSCI EAFE Index
MoA Catholic Values Index	S&P 500® Catholic Values Index	S&P 500® Index
MoA US Government Money Market	FTSE 3-month Treasury Bill Index	FTSE 3-month Treasury Bill Index
MoA Intermediate Bond	Bloomberg U.S. Intermediate Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
MoA Core Bond	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Aggregate Bond Index
MoA Clear Passage Funds	S&P 500® Index Bloomberg U.S. Aggregate Bond Index FTSE 3-month Treasury Bill Index	S&P 500® Index, Bloomberg US Aggregate Bond Index, FTSE 3-month Treasury Bill Index
MoA Asset Allocation Funds	S&P 500® Index Bloomberg U.S. Aggregate Bond Index	S&P 500® Index, Bloomberg US Aggregate Bond Index
The Standard & Poor’s 500® Index is designed to measure the performance of 500 top companies in the leading industries of the U.S. economy, and is meant to reflect the risk and return characteristics of the large cap universe.
The Standard & Poor’s 500® Catholic Values Index excludes from the S&P 500® companies that engage in certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The S&P 500® Catholic Values Index is designed for investors who do not want to breach certain Catholic values in their passive investing strategies.
The Standard & Poor’s MidCap 400® Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Standard & Poor’s SmallCap 600® Index is designed to measure the performance of 600 small-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics.
The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market and is constructed to provide a comprehensive and stable barometer of the broad US equity market.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000 (a broad index representing approximately 98% of the entire U.S. stock market).

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Russell Midcap® Value Index selects from the bottom 80% of the Russell 1000® Index, screening on value factors. The Russell Midcap® Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Russell Midcap® Growth Index selects from the bottom 80% of the Russell 1000® Index, screening on growth factors. The Russell 1000® Index is a stock market index that represents the 1,000 largest stocks in the Russell 3000® Index. The Russell 1000® Index comprises over 90% of the total market capitalization of all listed U.S. stocks.
The MSCI EAFE Index is the Morgan Stanley Europe, Australasia and the Far East Index, an unmanaged, market-value weighted index designed to measure the overall condition of overseas equities markets.
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced quarterly by market capitalization.
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
The Bloomberg U.S. Intermediate Government/Credit Bond Index seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Bloomberg Capital Intermediate U.S. Government/Credit Bond Index.
“Standard & Poor’s®,” “S&P®,” the “S&P 500® Index”, the “S&P MidCap 400® Index”, the “S&P SmallCap 600® Index” and the “S&P 500® Catholic Values Index” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Capital Management LLC (the “Adviser”). Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund or Catholic Values Index Fund. Standard & Poor’s has no obligation or liability for the sale or operation of the Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund, or Catholic Values Index Fund and makes no representation as to the advisability of investing in the Funds.
“Russell Midcap®”, “Russell 3000®”, “Russell 2000®,” “Russell 2000 Growth® Index”, “Russell 2000 Value® Index”, and “Russell 1000® Index” are registered trademarks of the Frank Russell Company.
MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, endorse, sell or promote iShares Funds which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such funds.
MoA Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Index (the “S&P 500® Index”).
Principal Investment Strategies. The Fund invests primarily in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index.
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Securities in the S&P 500® Index generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 130.

Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index.
The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.
The Fund attempts to be fully invested at all times and to fully replicate the S&P 500® Index to the extent practicable and cost effective. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
The Fund’s investment performance may not precisely duplicate the performance of the S&P 500® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P 500® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Focused Investment risk, Technology Sector risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA All America Fund

Investment Objective. The Fund seeks to outperform the Russell 3000® Index (before fees and expenses) by investing in a diversified portfolio of primarily common stocks.
Principal Investment Strategies. A portion of the Fund’s total assets is indexed and a portion is actively managed.
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Indexed Assets. Approximately 50% to 70% of the Fund’s total assets are invested in a selection of stocks from the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index with respect to that sleeve of the Fund’s total assets. This portion of the All America Fund is called the “Indexed Assets.”
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Active Assets. The Fund invests approximately 30% to 50% of the Fund’s total assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks. The Adviser actively manages this portion of the All America Fund. Approximately 10% to 30% of the total assets are invested in mid-cap stocks, and approximately 10% to 30% of the Fund’s assets are invested in small-cap stocks. See “Market Capitalization” on page 130.
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Under normal circumstances, the issuers of at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.
The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.
Small- and Mid-Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns. The Adviser seeks to identify such securities primarily through consideration of actual, expected earnings and cash flow, seeking securities that it believes have a depressed valuation compared to their previous valuations or compared to a universe of peer companies.

Small- and Mid-Capitalization Growth Stocks. The Adviser invests in stocks that it considers to be fundamentally sound with the potential for above average earnings growth and long-term capital appreciation, based on bottom-up fundamental company research, including analysis of business models, financial statements, and potential for long-term growth in sales and cash flow.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Index Tracking Error risk, Passive Investment risk, Growth Stock risk, Value Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Small Cap Value Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 130.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap value stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell 2000® Value Index, and at least 85% of the Fund’s total assets will be invested in equity securities.
Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index.
The Adviser seeks to identify small cap stocks that are not widely followed by Wall Street investors, trade at a discount to their peers and have the potential to unlock value. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Focused Investment risk, Small-Cap risk, Value Stock risk, Financial Sector risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Small Cap Growth Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential. See “Market Capitalization” on page 130.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in small-cap growth stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell 2000® Growth Index, and at least 85% of the Fund’s total assets will be invested in equity securities.
The Fund may invest significantly in investments in a particular industry, group of industries or sector, particularly at times when issuers in such industry, group of industries or sector represent a significant portion of the Fund’s benchmark index. Currently, the Fund invests significantly in the stocks of issuers in the health care, industrials and technology sectors.

The Adviser seeks to identify companies with clearly articulated growth strategies and compelling business models. The Adviser focuses on a company’s growth prospects, industry position and management team. Additionally, the Adviser seeks to identify improving fundamental trends. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with small market capitalizations to identify securities with growth characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Focused Investment risk, Small-Cap risk, Growth stock risk, Health Care Sector risk, Industrials Sector risk,Technology Sector risk, and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Small Cap Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that that correspond to the investment performance of the S&P SmallCap 600® Index.
Principal Investment Strategies. The Fund invests primarily in the 600 common stocks included in the S&P SmallCap 600® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P SmallCap 600® Index.
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Securities in the S&P SmallCap 600® Index are generally issued by small cap companies. See “Market Capitalization” on page 130.
Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index.
The Fund attempts to be fully invested at all times and to fully replicate the S&P SmallCap 600® Index to the extent practicable and cost effective.
From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P SmallCap 600® Index or in the valuations of the stocks within the Index relative to other stocks within the Index.
There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P SmallCap 600® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P SmallCap 600® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Focused Investment risk, Index Tracking Error risk, Passive Investment risk, Small-Cap risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Mid Cap Value Fund

Investment Objective. The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategies. The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. See “Market Capitalization” on page 130.

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Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Value Index, and at least 85% of the Fund’s total assets will be invested in equity securities.
The Adviser focuses on high-quality mid-sized companies that exhibit improving fundamentals. The Adviser also seeks to identify companies with a strong industry position with sustainable business models and experienced management teams. The Adviser uses a “bottom-up” approach in selecting securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser reviews the universe of companies with mid-sized market capitalizations to identify securities with value characteristics that meets its requirements. In evaluating an individual security, the Adviser determines the security’s valuation relative to other securities in the same sector or industry.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Focused Investment risk, Mid-Cap risk, Value Stock risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Mid Cap Growth Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. The Fund invests primarily in growth stocks issued by companies with mid-sized market capitalizations that the Adviser believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The Adviser’s investment process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The Fund may invest significantly in investments in a particular industry, group of industries or sector, particularly at times when issuers in such industry, group of industries or sector represent a significant portion of the Fund’s benchmark index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid-cap growth stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell Mid Cap Growth® Index or other widely recognized indices of mid cap growth companies, and at least 85% of the Fund’s total assets are invested in equity securities.
Principal Investment Risks. An investment in the Fund is subject to General risk, Market risk, Active Management risk, Company risk, Mid-Cap risk, Growth Stock risk, Focused Investment risk, and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Mid Cap Equity Index Fund

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the S&P MidCap 400® Index.
Principal Investment Strategies. The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index.
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Securities in the S&P MidCap 400® Index are generally issued by mid cap companies. See “Market Capitalization” on page 130.
Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index.

The Fund attempts to be fully invested at all times and to fully replicate S&P MidCap 400® Index to the extent practicable and cost effective.
There is a risk that the Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the S&P MidCap 400® Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, Focused Investment risk, Index Tracking Error risk, Passive Investment risk, Mid-Cap risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA International Fund

Investment Objective. The Fund seeks capital appreciation.
Principal Investment Strategies. Under normal circumstances, at least 80% of the Fund’s total assets will be invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks directly, through the purchase of exchange traded funds (or futures) designed to track the MSCI EAFE Index, and/or through American Depository Receipts (“ADRs”). The Fund may not invest in all of the countries represented in the MSCI EAFE Index or all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund may invest in securities and/or exchange traded funds that invest in countries or securities that may not be included in the MSCI EAFE Index.
In selecting individual stocks, the Fund will invest primarily in a diversified universe of companies included in the MSCI EAFE Index that Mutual of America Capital Management LLC (the “Adviser”) believes to possess the potential for capital appreciation. The Adviser will primarily use multi-factor models to identify stocks and/or ADRs of foreign companies that have the potential to outperform their peers based on criteria such as more attractive valuations and/or fundamentals.
The Adviser will sell securities when more attractive alternatives are found, or when it is necessary to bring sector and/or country weights back within desired ranges relative to the benchmark. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. All Models are susceptible to input errors which may cause the resulting information to be incorrect.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Mid-Cap risk, Models and Data risk, Stock risk, Foreign Investment risk, Eurozone Investment risk, Depositary Receipts risk, and ETF risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Catholic Values Index FundTM

Investment Objective. The Fund seeks investment results (before fees and expenses) that correspond to the investment performance of the Standard & Poor’s 500® Catholic Values Index (the “Catholic Values Index”).
Principal Investment Strategies. The Fund primarily invests in the common stocks included in the Catholic Values Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Catholic Values Index.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the Catholic Values Index.
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The Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures of the S&P 500® Index.
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Securities in the S&P 500® Index of which the Catholic Values Index is a subset generally are issued by large cap companies and are included based on industry weightings and the issuers’ leading positions in those industries. See “Market Capitalization” on page 130.
The Catholic Values Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”), which is an organization that is independent of the Fund and Mutual of America Capital Management LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Catholic Values Index and publishes information regarding the market value of the Catholic Values. As of March 31, 2025, the Catholic Values Index had 439 constituents. The Fund’s investment objective and Catholic Values Index may be changed without shareholder approval.
Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index. Currently, the Fund invests significantly in the stocks of information technology companies.
The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Catholic Values Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Catholic Values Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the Catholic Values Index.
The Fund attempts to be fully invested at all times and to fully replicate the Catholic Values Index to the extent practicable and cost effective. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the Catholic Values Index or in the valuations of the stocks within the Catholic Values Index relative to other stocks within the Catholic Values Index.
The Fund’s investment performance may not precisely duplicate the performance of the Catholic Values Index, due to, among other things, cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory and other expenses that are not applicable to an unmanaged index such as the Catholic Values Index.
Principal Investment Risks. An investment in the Fund is subject to General risk, Company risk, Market risk, New Fund risk, Catholic Values Investing risk, Focused Investment risk, Technology Sector risk, Non-Diversification risk, Index Tracking Error risk, Passive Investment risk, Large Cap risk and Stock risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA US Government Money Market Fund

Investment Objective. The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Principal Investment Strategies. Under normal circumstances, the Fund is a U.S. government money market fund that invests at least 99.5% of its assets in cash, debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
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The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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The Fund will purchase only securities with a remaining maturity of 397 calendar days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
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The dollar-weighted average portfolio maturity of the instruments the Fund holds will be 60 days or less and the dollar weighted average life to maturity will be 120 days or less.
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The Fund invests only in U.S. dollar denominated securities.
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The Fund seeks to invest in securities that present minimal credit risks to the Fund.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. While the Fund’s Board of Directors (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.
Although the Fund seeks current income and preservation of principal, within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Investment Company are taken into account. It is possible to lose money invested in this Fund.
Principal Investment Risks. An investment in the Fund is subject to General risk, Market risk, Money Market risk, U.S. Government Securities risk, Interest Rate risk, Credit risk, Management risk and Negative Interest Rate Environment risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Intermediate Bond Fund

Investment Objective. The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities. The Fund invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities, and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment-grade debt obligations issued by United States corporations or by the U.S. Government or its agencies.
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The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency securities, zero coupon securities or bonds rated BBB or higher.
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Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.” At time of purchase, the Fund considers a security to be investment grade if the security is rated Baa3/BBB-/BBB- or higher) by Moody’s S&P or Fitch, respectively. When ratings for all three agencies are available, the Fund uses the middle rating; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality.
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The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 20% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security in the Fund’s portfolio that the Adviser considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities. The Fund may invest in foreign securities.
The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Core Bond FundTM

Investment Objective. The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Principal Investment Strategies. The Fund invests primarily in investment-grade debt securities.

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The Fund’s securities holdings will have an average duration that varies according to the Adviser’s view of current market conditions, including the interest rate environment.
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Under normal circumstances, at least 80% of the Fund’s total assets are invested in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.
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The Fund invests in corporate obligations, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities, asset-backed securities and mortgage-backed securities with ratings that range from AAA to BBB at the time of purchase.
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The Fund generally will invest a significant portion of its assets in a particular type of debt security, such as U.S. Government securities, bonds rated BBB or higher and mortgage-backed securities. Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.” At time of purchase, the Fund considers a security to be investment grade if the security is rated Baa3/BBB-/BBB- or higher) by Moody’s S&P or Fitch, respectively. When ratings for all three agencies are available, the Fund uses the middle rating; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality.
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The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 20% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
The Adviser uses a “bottom-up” approach in selecting debt securities for the Fund, which means that the Adviser places primary emphasis on the evaluation of an issuer of securities before purchasing those securities for the Fund, and less emphasis on possible changes in the general economy or the industry in which the issuer operates. The Adviser evaluates each security to be purchased and selects securities based in part on interest income to be generated. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security. The Fund may continue to hold securities that have been downgraded if the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.
The Fund generally purchases and sells securities without attempting to anticipate interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.
The percentage of the Fund’s portfolio invested in particular types of securities will vary, depending on market conditions and the Adviser’s assessment of the income and returns available from corporate securities in relation to the risks of investing in other types of securities.
The Fund may invest in zero coupon securities issued by corporations, the U.S. Government or certain U.S. Government agencies. Zero coupon securities do not pay interest, but rather are issued at prices that are discounted from the principal (par) amount due at maturity. The Fund also invests in foreign securities.
The Fund may invest in callable debt securities, where the issuer has the right after a period of time to redeem (call) securities prior to their stated maturity date. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, the Fund may be unable to reinvest proceeds in comparable securities with similar yields.
The Fund may invest in mortgage-backed securities, which are securities that represent interests in pools of mortgage loans, or collateralized mortgage obligations secured by pools of mortgage loans (“CMOs”). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages. Most of the mortgage-backed securities the Fund purchases are considered to be U.S.

Government agency securities, with issuers such as the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (“full faith and credit”) in the case of Ginnie Maes.
Principal Investment Risks. An investment in the Fund is subject to General risk, Active Management risk, Market risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, U.S. Government Securities risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Target Date FundsTM

Investment Objective: The Retirement Income Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
The Clear Passage 2020 FundTM, Clear Passage 2025 FundTM, Clear Passage 2030 FundTM, Clear Passage 2035 FundTM, Clear Passage 2040 FundTM, Clear Passage 2045 FundTM, Clear Passage 2050 FundTM, Clear Passage 2055 FundTM, Clear Passage 2060 FundTM, Clear Passage 2065 FundTM and Clear Passage 2070 FundTM each seek to achieve current income and capital appreciation appropriate for the asset allocation associated with its Target Retirement Date.
The Retirement Income Fund, Clear Passage 2020 Fund, Clear Passage 2025 Fund, Clear Passage 2030 Fund, Clear Passage 2035 Fund, Clear Passage 2040 Fund, Clear Passage 2045 Fund, Clear Passage 2050 Fund, Clear Passage 2055 Fund, Clear Passage 2060 Fund, Clear Passage 2065 Fund and Clear Passage 2070 Fund are sometimes collectively referred to as the “Target Date Funds” or "Clear Passage Funds."
Principal Investment Strategies: Each of the Clear Passage Funds is a “fund of funds,” which invests substantially all of its assets in shares of other funds of the Investment Company (“IC Funds”). The IC Funds in which the Clear Passage Funds invest are sometimes referred to as “acquired funds” or “underlying funds.” Each of the Clear Passage Funds, except for the Retirement Income Fund, invests toward an approximate year of retirement which is included in the Clear Passage Fund’s name (“Target Retirement Date”). The Target Retirement Date included in the name of each Clear Passage Fund is the approximate year of retirement that is used in setting the allocations for each Clear Passage Fund. Generally speaking, for each Clear Passage Fund except for the Retirement Income Fund, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on achieving capital appreciation and gains, as compared to preserving capital and producing income. The less time that remains until a Clear Passage Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, as compared to achieving capital appreciation and gains. As each Fund’s Target Retirement Date approaches, the Adviser will periodically reallocate and change the mix of IC Funds to gradually move toward the objective of preserving capital and producing income. The glide path below represents the shifting of asset classes over time.

The mix of investments in the Retirement Income Fund is not expected to change over time. The Retirement Income Fund is intended for investors who have passed their retirement date and seek a mix of investments more geared toward the objective of preserving capital and producing income than that offered by the other Clear Passage Funds. The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Clear Passage Funds. The Clear Passage Funds are monitored daily to assure proper application of cash to investments, are expected to be reallocated approximately quarterly or otherwise periodically, and the mix of funds within each Fund is expected to be reviewed at least annually.
A Fund that has reached its Target Retirement Date may not be invested in the mix of IC Funds that is most geared toward preserving capital and producing income (as reflected by the investment targets of the Retirement Income Fund) for up to ten (10) years after reaching its Target Retirement Date, since it is assumed that an investor who retires during the year of the Target Retirement Date will live for many years after that date. A Clear Passage Fund that has reached its Target Retirement Date (“Maturing Retirement Fund”) may have as much as 45-55% of its assets invested in equity IC Funds. A Maturing Retirement Fund will continue to move toward the Retirement Income Fund’s allocation during the 10 years following its Target Retirement Date. Once a Clear Passage Fund has reached December 31 of its Target Retirement Date, and at any time within ten (10) years after that date, the Investment Company’s Board of Directors may in its discretion decide to transfer that Fund’s total assets into the Retirement Income Fund by contributing the Maturing Retirement Fund’s net assets to the Retirement Income Fund in exchange for shares of the Retirement Income Fund based on the then-current net asset values of the respective Funds, and to the extent allowed by law and regulation, this action would not be subject to shareholder approval. The Maturing Retirement Fund will then cease to exist. The Investment Company’s Board of Directors expressly reserves the right to authorize such actions in the best interests of shareholders.
The following table shows the target allocation of each Clear Passage Fund’s total assets as of May 1, 2025. The actual allocations at a given date may be different than the target allocations set forth in the table below. The Adviser may from time to time adjust the percentage of assets invested in any specific IC Fund held by a Clear Passage Fund as well as the specific IC Funds themselves, for reasons such as current market conditions, the economy, unanticipated events and other factors. These target allocations by asset class are not expected to vary from the table below by more than plus or minus ten percentage points. Although the Clear Passage Funds will not generally vary beyond the ten percentage point target allocation range, a Fund may at times determine, in light of market or economic conditions, that this range should be exceeded to protect the Fund or help it to achieve its objective. There is no guarantee that a Fund will correctly predict market or economic conditions and, as with other mutual fund investments, you could lose money. From time to time, the Adviser may also change the specific IC Funds in which the Fund invests.
	Retirement Funds Tactical Allocations (as of May 1, 2025)
	Retirement Income Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Clear Passage 2070 Fund
Equity	30%	35%	45%	55%	65%	77%	84%	87%	90%	92%	94%	96%
Fixed Income	70%	65%	55%	45%	35%	23%	16%	13%	10%	8%	6%	4%
Total Assets	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
Generally, the more time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on capital appreciation, and thus, the more heavily that Fund will be invested in equity IC Funds. This means that Clear Passage Funds with Target Retirement Dates that are farther in the future will have a greater percentage of their assets subject to the risks of investing in equity securities, which include market risk and company risk, as compared to the Retirement Income Fund and Clear Passage Funds with less time remaining until their Target Retirement Dates. The value of equity securities, and particularly those issued by companies with smaller market capitalizations and those issued by foreign companies, may increase or decrease dramatically at any given time. The value of equity securities is generally considered to be more volatile than that of fixed income securities. Investments in equity securities may have more risk of loss and also more potential to generate greater investment returns over a long-term period than investments in fixed income securities.
Generally, the less time that remains until a Fund’s Target Retirement Date, the more emphasis that Fund will place on preserving capital and producing income, and thus, the more heavily that Fund will be invested in fixed income IC Funds. This means that Clear Passage Funds with less time remaining until their Target Retirement Dates and the Retirement Income Fund will have a greater percentage of their assets subject to the risks of investing in fixed income securities, which include market risk, interest rate risk and credit risk, as compared to Clear Passage Funds with more time remaining until their Target Retirement Dates. Fixed income securities may decline in value, depending on various market conditions. The value of fixed income securities is generally considered to be less volatile than that of equity securities. Fixed income securities may have less risk of loss and also less potential to generate greater investment returns over a long-term period than equity securities. It is important to understand that the Clear Passage Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and that the Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
More information on the investment strategies of each acquired IC Fund is available elsewhere in this prospectus.
Principal Investment Risks: When you invest in a Clear Passage Fund, you should consider that:
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The Fund has market risk, credit risk and other risks based on the underlying IC Funds (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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If you are considering investing in a Clear Passage Fund, you should read carefully all risk disclosures contained in this prospectus for the other IC Funds before investing because the Clear Passage Funds will own shares of such other IC Funds.
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There is no guarantee that the allocations and reallocations of the general categories of acquired funds, the specific choices of acquired funds or the mix of such funds in each Clear Passage Fund will prove to be correct under all market and economic conditions, and you could lose money by investing in the Clear Passage Funds, as is possible with all mutual fund investments. An investment in a “fund of funds” in which allocations gradually shift over time also bears the risk that the target allocation mix, at any given time, may not be the ideal allocation mix based on the existing conditions in the financial markets.

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It is important to note that all of the Clear Passage Funds have assets allocated across equity and fixed income IC Funds, and therefore each Clear Passage Fund is subject to the risks of investing in both equity and fixed income securities. It is also important to note that all of the Clear Passage Funds, with the exception of the Retirement Income Fund, have assets allocated to the International Fund, and therefore a portion of the portfolio of each Clear Passage Fund is subject to the risks of investing in international securities.
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It is important to understand that the Clear Passage Funds can allocate 45% of their assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and that the Retirement Income Fund will have as much as 30% of its assets invested in equity IC Funds.
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The Clear Passage Fund will continue to have a significant investment in equities at and after your retirement date.
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In addition to your anticipated date of retirement, you must consider whether a Clear Passage Fund will suit your tolerance for risk and your personal financial goals. For example, an investor with high tolerance for fluctuations in the value of their investments may prefer a Clear Passage Fund with a later Target Retirement Date that places a greater emphasis on capital appreciation, while an investor with lower tolerance for such fluctuations may prefer a Clear Passage Fund with an earlier Target Retirement Date that places a greater emphasis on capital preservation and current income. Regardless of what Clear Passage Fund you select, the allocations of a Clear Passage Fund do not take into account current market dynamics or your specific circumstances at any given time, such as varying financial circumstances and risk tolerances.
Depending on where your Clear Passage Fund is in its glide path, an investment in a Clear Passage Fund also may be subject to General risk, Underlying Fund risk, Active Management risk, Company risk, Market risk, New Fund risk, Small-Cap risk, Mid-Cap risk, Value Stock risk, Growth Stock risk, Stock risk, Foreign Investment risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Large Cap risk, U.S. Government Securities risk, Zero Coupon risk and Eurozone Investment risk. The Principal Risks for each Target Date Fund are listed in the Summary Prospectus for that Clear Passage Fund. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Balanced Fund

Investment Objective. The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Principal Investment Strategies. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on the Adviser’s view of current economic and market conditions.
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Approximately 50% to 70% of the Fund's total assets are invested in the equity portion of the Fund, which generally invests in stocks in the S&P 500® Index, as selected by the large cap equity managers of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
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Approximately 25% to 45% of the Fund's total assets are invested in the fixed income portion of the Fund, which invests primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
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Approximately 0% to 10% of the Fund's total assets are invested in the money market portion of the Fund, which invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.

Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.” At time of purchase, the Fund considers a security to be investment grade if the security is rated Baa3/BBB-/BBB- or higher) by Moody’s S&P or Fitch, respectively. When ratings for all three agencies are available, the Fund uses the middle rating; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality.
By investing in equity securities and debt securities, the Fund tries to diversify, and thereby mitigate, the specific risks that would exist for an investment in either a stock fund or a bond fund.
As of March 31, 2025, the Fund’s net assets were 59% invested in equity securities and 41% invested in fixed-income securities.
For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.
The Fund’s strategy for its equity investments is to invest in approximately 60 to 100 stocks, all of which are generally included in the S&P 500® Index. The Fund invests in these stocks in a range by economic sector weighting of 50% to 150% of the economic sector weightings of the S&P 500® Index.
The Adviser manages the fixed income portion of the Balanced Fund in substantially the same way as it manages the Core Bond Fund, described below.
Principal Investment Risks. When you invest in the Balanced Fund, you should consider that:
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The Fund has market risk, credit risk and other risks based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.
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Stock prices and bond prices may increase or decrease at different times especially over the long run, and the performance of these two asset classes may offset each other during certain periods, but there is no assurance they will do so. Because the Balanced Fund holds both asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Fund is subject to General risk, Active Management risk, Company risk, Market risk, Large Cap risk, Stock risk, Mortgage risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and Prepayment risk and Money Market Instrument risk. See “Principal Risks” on page 148 for specific information regarding these risks.
MoA Asset Allocation Funds

The Aggressive Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are sometimes referred to collectively as the “Asset Allocation Funds.”
Each Asset Allocation Fund invests in equity IC Funds and fixed income IC Funds, but each Fund targets different percentages to these asset classes. IC Funds in which the Asset Allocation Funds invest are referred to as acquired funds. The targets reflect three different approaches to asset allocation based on risk tolerance.
Stock prices generally are more volatile than bond prices. Stocks historically have had a larger potential for loss, especially in the short-term, than bonds. The Aggressive Allocation Fund, because it invests primarily in equity Funds, is expected to have more market risk than the other Asset Allocation Funds. The Conservative Allocation Fund, because it invests primarily in bond Funds, is expected to have less market risk but also may have less potential for gain over the long term than the other Asset Allocation Funds.

MoA Conservative Allocation Fund
Investment Objective: The Fund seeks current income and, to a lesser extent, capital appreciation.
Principal Investment Strategies: The Fund invests the majority of its assets in fixed income IC Funds and also invests in equity IC Funds.
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The Fund’s target allocation currently is approximately 35% to 45% of net assets in equity IC Funds and approximately 55% to 65% of net assets in fixed income IC Funds.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 40%/60% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
MoA Moderate Allocation Fund
Investment Objective: The Fund seeks capital appreciation and current income.
Principal Investment Strategies: The Fund invests in both equity and fixed income IC Funds.
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The Fund’s target allocation currently is approximately 55% to 65% of net assets in equity IC Funds and approximately 35% to 45% of net assets in fixed income IC Funds.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 60%/40% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
MoA Aggressive Allocation Fund
Investment Objective: The Fund seeks capital appreciation and, to a lesser extent, current income.
Principal Investment Strategies: The Fund invests primarily in equity IC Funds and also in fixed income IC Funds.
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The Fund’s target allocation currently is approximately 75% to 85% of net assets in equity IC Funds and approximately 15% to 25% of net assets in fixed income IC Funds.
The Adviser will periodically rebalance assets in the Fund to maintain an approximate 80%/20% relationship between equity IC Funds and fixed income IC Funds. The Adviser may invest purchases or make redemptions outside of the target allocation to seek to maintain the specified percentages in fixed income IC Funds and equity IC Funds.
From time to time, the Adviser may change the equity IC Funds and fixed income IC Funds in which the Fund invests.
Principal Investment Risk for the Asset Allocation Funds:
When you invest in an asset allocation fund, you should consider that:
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The Fund has market risk, credit risk and other risks based on the asset classes (stocks, bonds, money market instruments) in which it invests. As a result, you may lose money from your investment, or your investment may increase in value.
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Different asset classes may have different investment performance, and the positive performance of one class may be offset in whole or in part by the negative performance of another asset class.

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Stock prices and bond prices may increase or decrease at different times especially over the long run, and the performance of these two asset classes may offset each other during certain periods, but there is no assurance they will do so. Because the Asset Allocation Funds hold two asset classes, their performance may be lower than that of equity Funds during periods when stocks outperform bonds and may be lower than that of fixed income Funds during periods when bonds outperform stocks.
An investment in the Conservative Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment Risk, and U.S. Government Securities risk. An investment in the Moderate Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Foreign Investment risk, Mortgage risk, Zero Coupon risk, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk, Prepayment Risk, and U.S. Government Securities risk. An investment in the Aggressive Allocation Fund is also subject to General risk, Underlying Fund risk, Active Management risk, Market risk, Stock risk, Large Cap risk, Mid-Cap risk, Small-Cap risk, Foreign Investment, Interest Rate risk, Corporate Debt risk, Credit risk, Call risk, Liquidity risk, Extension risk and, Prepayment risk, and U.S. Government Securities risk. See “Principal Risks” on page 148 for specific information regarding these risks.

Description of Principal Risks
Below are descriptions of the principal risks to which investments in the Funds are subject.
General risk: There is no assurance that a Fund will achieve its investment objective. An investment in any Fund could decline in value, and you could lose money by investing in any Fund. The investment results for a Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
Active Management risk: The Fund’s portfolio manager makes investment decisions for the Fund, but there is no guarantee that an investment strategy will produce the desired results. Securities selected through the portfolio manager’s process may be negatively impacted by factors or events not foreseen in the investment process. As a result, the Fund may have a lower return than if it were managed using another process or strategy. These risks may cause the Fund to underperform its comparative index or other funds with a similar investment objective.
Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity. This would result in reduced income.
Catholic Values Investing risk: The Fund invests in stocks of companies that meet the Underlying Index’s investment criteria by excluding companies based on their involvement in one or more activities deemed by the investment criteria to be inconsistent with Catholic teachings. There can be no guarantee that the activities of the companies included in the Catholic Values Index will align with the moral and social teachings of the Catholic Church, or that the Catholic Values Index’s investment criteria will align fully with all interpretations of Catholic social teachings.
Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Fund to sell securities at a desirable price. Investments in securities of companies with smaller market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily associated with more established companies. See “Foreign investment risk” for information on foreign securities.
Corporate Debt risk: In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities may decline in relation to the value of U.S. government debt securities.
Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Depositary Receipts risk: The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, or other securities that are convertible into securities of foreign issuers. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are also generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges, unlike traditional mutual funds. Their net asset values may differ from the prices of the ETF shares offered on the exchanges. There are also risks associated with investing in ETFs that invest in the securities of companies located throughout the world. See “Foreign investment risk” for information on foreign securities. In addition to the risks of the underlying securities in which an ETF may invest, the following risks are associated with a fund that invests in ETFs:
Trading Risk: Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. Also there is no assurance that an active trading market for the shares of the ETFs will develop. The lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an underlying ETF may trade at a premium or discount to its net asset value. The performance of the Fund could be adversely impacted. Secondary market trading in shares of underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.
Investment Company Risk: The Fund indirectly bears fees and expenses charged by the underlying ETFs in which it invests in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. The underlying ETFs may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the underlying ETF at a time that is unfavorable to the Fund.
Passive Investment Risk: Many ETFs are not actively managed. Each underlying ETF invests in the securities included in, or representative of, its underlying index regardless of its investment merit or market trends. In addition, the underlying ETFs generally do not change their investment strategies to respond to changes in the economy. This means that an underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.
Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its index.
Eurozone Investment risk: The United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of United Kingdom banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
Financial Sector risk: Companies in the financial sector are subject to extensive government regulation and can be subject to relatively rapid change due to increasingly blurred distinctions between service segments. Companies in the financial sector can also be significantly affected by the availability of capital and the cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Focused Investment Risk: The Fund may concentrate in the securities of issuers in a particular industry, group of industries or sector. Because the Fund may invest signficantly in securities of issuers in a particular industry, group of industries, or sector, the Fund’s performance depends to a greater extent on the overall condition of that industry, group of industries or sector, and is more susceptible to events affecting, and the risks of issuers operating in, that industry, group of industries or sector.
Foreign Investment risk: An investment in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a foreign investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An investment in foreign securities may be subject to the following risks:
Currency risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
Settlement risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for delivery of securities) not typically associated with the settlement of U.S. investments.
Geographic risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time.
Political/Economic risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on foreign investments.
Regulatory risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.
Transaction costs risk: the costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
Withholding Tax Reclaims Risk: The Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund is within the control of the tax authorities in such countries.
Information required to make a claim may not be available, such as shareholder information, and some countries have restrictive timing requirements for these forms and/or conflicting or changing form instructions. Accordingly, a Fund may not receive reduced tax rates or potential reclaims even when it might otherwise be entitled to reduced tax rates or a reclaim under a tax treaty.
The net asset value of a Fund may include accruals for such tax refunds. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value and performance. Shareholders in the Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.

The Fund is not obligated to file claims to recover any amounts withheld by foreign authorities and may choose not to do so in some or all jurisdictions based on, among other things, the associated costs, the materiality of the amount at issue, or an assessment of the potential for a successful recovery. Where the Fund determines to pursue a claim, there can be no assurance of success or that the costs and expenses incurred by a Fund in pursuing a claim will not exceed the amounts recovered, if any.
Growth Stock risk: Growth stocks are stocks considered to possess above average growth potential and generally have low dividends and higher prices relative to standard measures, such as earnings and book value. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Health Care Sector risk: Companies in the health care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care sectors can be significantly affected by patent expiration.
Index Tracking Error risk: Each Index Fund seeks to track the performance of an index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant. For example, the Fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the Fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Industrials Sector risk: Companies in the industrials sector can be significantly affected by changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Companies in the industrials sector may be significantly affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
Large Cap risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.
Management risk: The investment techniques and risk analyses applied by the Fund may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Market risk: Market risk, the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The price of securities may fluctuate depending on market conditions, and therefore the value of an investment may increase or decrease dramatically at any time. A Fund may experience a substantial or complete loss on any investment. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health threats and other unforeseen events could also significantly impact issuers, economies and markets generally, including in ways that cannot necessarily be foreseen.
Mid-Cap risk: The market risk associated with mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with mid cap stocks is attributable to a number of factors, including the fact that the earnings of mid-size companies tend to be less predictable than those of larger, more established companies. Mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices. Additionally, mid-cap companies may have lower trading volume and less liquidity than larger, more established companies. The transaction costs for purchasing and selling mid-size companies may be greater than that of larger companies.
Models and Data risk: The Adviser may utilize various quantitative models or related data in connection with providing investment management services to a Fund. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for a Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. Investments selected using the models may perform differently than expected as a result of, among other things, the market factors used in creating models, the weight given to each such market factor, changes from the market factors’ historical trends and technical issues in the construction and implementation of the models (e.g., data problems, and/or software issues). The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.
Money Market risk: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Board of Directors of the Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Money market funds and the securities they invest in are also subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Mortgage risk: A Fund that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity, and the security holder may have to reinvest proceeds received at lower yields.
Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security. In addition, terms and features of some underlying mortgages may increase the likelihood of defaults by borrowers due to declining collateral values, inability of borrowers to make scheduled payments upon interest rate resets and other factors.
Negative interest rate environment risk: A negative interest rate environment could impact the Fund’s ability to maintain a stable $1.00 share price. During a negative interest rate environment, the Fund may reduce the number of shares outstanding on a pro rata basis through a reverse distribution mechanism, such as reverse stock splits, negative dividends or other “share cancellation” mechanisms (“RDM”) to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law, and subject to a determination by the Board that implementing an RDM is in the best interests of the Fund and its shareholders. If the Fund uses an RDM, the Fund will maintain a stable price per share, despite losing value, by reducing the number of its outstanding shares. Investors in the Fund would observe a stable share price but a declining number of shares for their investment. The Fund will notify shareholders of any such change. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. Shareholders should discuss any tax implications of implementing an RDM with their tax adviser. Alternatively, the Fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating net asset value per share rounded to four decimal places by valuing the Fund’s investments at market or fair value. The above risks will also be present in a low interest rate environment. In a reverse stock split, the number of shares held by each shareholder would be reduced by the same proportional amount. The amount would be calculated such that, immediately after the reverse stock split, each outstanding share would be valued at $1.00. However, each shareholder would own fewer shares and, therefore, would have lost money.
New Fund risk: The Fund is new and has fewer assets than an older fund and therefore, may have higher expenses than an older fund. While the Adviser has contractually agreed to reimburse the Fund’s direct operating expenses for, at a minimum, its first three years of operation in order to limit expenses, it may take more time for the Fund’s assets to grow large enough to offset high expenses.
Non-Diversification risk: The Fund may become classified as "non-diversified" under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. In keeping with the Fund’s strategy of seeking to track the index, the Fund does not seek to reduce market exposure or to reduce the effects of a declining market. As a result, the Fund’s performance may lag the performance of actively managed funds.
Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline. This may negatively affect Fund returns, because the Fund may have to reinvest that money at the lower prevailing interest rates. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment.

Small-Cap risk: Securities issued by companies with small-sized market capitalizations generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations because such stocks tend to experience sharper price fluctuations than large capitalization stocks. Also, since equity securities issued by companies with small-sized market capitalizations may not be traded as often as equity securities of companies with larger market capitalizations, it may be difficult for a Fund to sell small-capitalization securities at reasonable prices. Small-cap companies may have less access to credit and capital markets, limited availability of information and less liquidity. Small-cap companies may have more limited resources, products and markets than those of larger, more established companies. Securities of small cap companies may be affected more greatly by economic downturns. Companies with small market capitalizations may have limited Wall Street research coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.
Stock Risk: When you invest in a Fund that invests in stocks, you should consider that:
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The Fund is subject to market risk — the value of your investment will go up or down, depending on, among other things, movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.
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The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.
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The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund’s investment adviser(s) will impact the Fund’s performance.
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Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.
Technology Sector risk: Companies in the technology sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of underlying funds. In addition, achieving the Fund’s objective will depend on the performance of the underlying funds which depends on the underlying fund’s ability to meet their investment objectives. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. There can be no assurance that either the Fund or the underlying funds will achieve their investment objective.
An investment in underlying funds exposes the investing fund to all of the risks entailed in the investments made by the underlying fund.
U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities. The Fund may also invest in securities issued by certain U.S. government agencies and U.S. government sponsored enterprises whose obligations are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
Value Stock risk: Value stocks are stocks considered to be undervalued in the marketplace and generally have above average dividends with prices that are considered low as compared with standard measures, such as earnings and book value. Value stocks are subject to the risk that they will remain undervalued. Value stocks are also subject to the risk that the Adviser’s measure of intrinsic value may not be accurate and stocks chosen by the Adviser may perform poorly. There are times when growth stocks outperform value stocks. A risk of choosing value style investing is that it will not outperform growth style investing.
Zero Coupon risk: Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to sell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. For example, a Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Disclosure of Portfolio Securities Information
A description of the Investment Company’s policies and procedures with respect to the disclosure of the Investment Company’s portfolio securities is available in the Statement of Additional Information. See the back cover for information on how to obtain a copy of the Statement of Additional Information.

Management of the Funds
The Advisory contract is renewed for one year periods, as approved by the Investment Company’s Board of Directors. The Advisory contract has been renewed for the year 2025. Information regarding the basis for the approval of the contract renewal by the Board will be included in the Investment Company’s Form N-CSR for the period ending June 30, 2025.
The Adviser

Mutual of America Capital Management LLC, 320 Park Avenue, New York, New York 10022-6839 (the “Adviser” or “Capital Management”) is the investment adviser and an administrator for the Funds of the Investment Company. The Adviser is a registered investment adviser which has managed the assets of Mutual of America Life Insurance Company (the "Insurance Company ") and the Funds of the Investment Company since 1993. The Adviser had total assets under management of approximately $18.1 billion at December 31, 2024 including $13.4 billion for the Investment Company. As Adviser and administrator, Capital Management:
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places orders for the purchase and sale of securities,
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engages in securities research,
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makes recommendations to and reports to the Investment Company’s Board of Directors,
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supplies administrative, accounting and recordkeeping services for the Funds,
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provides the office space, facilities, equipment, material and personnel necessary to perform its duties, and
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performs reallocation and rebalancing services.
For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund’s net assets, calculated as a daily charge. These annual rates are:
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All America, Balanced, and Intermediate Bond Funds — .40%
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Core Bond Fund — .39%
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Small Cap Value and Small Cap Growth Funds — .75%
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Mid Cap Value and Mid Cap Growth Funds — .55%
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Equity Index, Mid Cap Equity Index Funds, and Small Cap Equity Index — .075%
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International Fund — .40%
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Catholic Values Index Fund — .15%
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US Government Money Market Fund — .15%
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Asset Allocation Funds — 0%
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Clear Passage Funds — .05%
The Asset Allocation Funds and the Target Date Funds also indirectly incur advisory fees charged by the underlying Funds in which the Asset Allocation Funds and Target Date Funds invest.
Portfolio Managers

The person(s) primarily responsible for the day-to-day management of the Funds’ investment portfolios are listed below. No information is given for the MoA US Government Money Market Fund because of the type of investments it makes. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Investment Company.

Duygu Akyatan, Executive Vice President of the Adviser, joined the Adviser in 2004 and has approximately 29 years of investment experience in the financial industry. Ms. Akyatan works with the investment research group, with a focus on the healthcare industry, in addition to serving as a portfolio manager of the MoA Small Cap Growth Fund and the small-cap segment of the MoA All America Fund since August 2024 and the MoA Mid Cap Growth Fund since September 2025.
Joseph R. Gaffoglio, President and Chief Executive Officer of the Adviser, joined the Adviser in 2005 and has approximately 29 years of experience in the financial industry. Mr. Gaffoglio’s primary focus has been quantitative research and risk management. He has been responsible for managing the MoA Clear Passage Funds and MoA Asset Allocation Funds since May 2014 and the large cap portion of the MoA Balanced Fund since May 2016.
Eric Lockenvitz, Vice President, of the Adviser, joined the Adviser in 2023, and has approximately 12 years of experience in the financial industry. Mr. Lockenvitz works with the Adviser's investment research group, in addition to serving as a portfolio manager of the MoA International Fund since May 2024.
Christopher Malfant, Executive Vice President of the Adviser, joined the Adviser in June 2022 and has approximately 20 years of experience in the financial industry with a focus on managing fixed income portfolios.
Thad Pollock, Executive Vice President of the Adviser, joined the Adviser in October 2023 and has approximatively 25 years of experience selecting securities for and managing equity portfolios.
Stephen J. Rich, Chairman of the Adviser, joined the Adviser in February 2004, and has approximately 33 years of experience selecting securities for and managing equity portfolios.
Jacqueline Sabella, Senior Vice President of the Adviser, joined the Adviser in January 2000, and has approximately 27 years of experience in selecting securities and managing fixed income portfolios.
Ron Viener, Senior Vice President, Equities Trader of the Adviser, joined the Adviser in 2020, and has approximately 24 years of experience in asset management and investing. Mr. Viener works with the Adviser's trading group, in addition to serving as a portfolio manager of the equity index portfolios since May 2024.
Erik Wennerstrum, Vice President of the Adviser, joined the Adviser in July 2019, and has approximately 10 years of investment experience. Mr. Wennerstrum works with the Adviser’s quantitative research group, in addition to serving as a portfolio manager of the equity index portfolios since May 2021 and a portfolio manager of the indexed portion of the All America Fund since May 2024.
Jamie A. Zendel, Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration of the Adviser, handles indexed investments. Ms. Zendel joined the Adviser in July 2007 and has approximately 27 years of experience in the financial industry. Ms. Zendel manages the indexed portfolio of the MoA All America Fund; the MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, and MoA International Fund since May 2014; the MoA Small Cap Equity Index Fund since May 2018; the MoA Catholic Values Index FundTM since May 2020; the MoA Clear Passage Funds and MoA Asset Allocation Funds since May 2021; and the large cap portion of the MoA Balanced Fund since May 2024.
MoA Equity Index Fund
The Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA All America Fund
The small-cap and mid-cap segments of the Fund are co-managed by Thad Pollock, Duygu Akyatan and Stephen J. Rich. The index portion of the Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Small Cap Value Fund
The Small Cap Value Fund is co-managed by Thad Pollock and Stephen J. Rich. See “Portfolio Managers” for additional information.
MoA Small Cap Growth Fund

The Small Cap Growth Fund is co-managed by Thad Pollock and Duygu Akyatan. See “Portfolio Managers” for additional information.
MoA Small Cap Equity Index Fund
The Small Cap Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Mid Cap Value Fund
The Mid Cap Value Fund is co-managed by Thad Pollock and Stephen J. Rich. See “Portfolio Managers” for additional information.
MoA Mid Cap Growth Fund
The Mid Cap Growth Fund is co-managed by Thad Pollock and Duygu Akyatan. See “Portfolio Managers” for additional information.
MoA Mid Cap Equity Index Fund
The Mid Cap Equity Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA International Fund
The International Fund is managed by Jamie A. Zendel and Eric Lockenvitz. See “Portfolio Managers” for additional information.
MoA Catholic Values Index FundTM
The Catholic Values Index Fund is managed by Erik Wennerstrum, Ron Viener and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Core Bond FundTM and MoA Intermediate Bond Fund
The fixed income investment strategy and day-to-day operations of the Core Bond Fund and Intermediate Bond Fund, as well as the mortgage-backed securities segment of each Fund, are managed by Christopher Malfant and Jacqueline Sabella. See “Portfolio Managers” for additional information.
MoA Target Date FundsTM
The Target Date Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.
MoA Balanced Fund
The fixed income portion and the mortgage-backed securities segment of the Balanced Fund are managed by Christopher Malfant and Jacqueline Sabella. The large cap equity portion of the Balanced Fund is managed by Joseph R. Gaffoglio and Jamie Zendel. See “Portfolio Managers” for additional information.
MoA Asset Allocation Funds
The Asset Allocation Funds are managed by Joseph R. Gaffoglio and Jamie A. Zendel. See “Portfolio Managers” for additional information.

Information About Fund Shares
Pricing of Fund Shares

A Fund’s net asset value (“NAV”) per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. For any portion of a Fund’s assets that are invested in an underlying investment company which is not an ETF, that Fund’s net asset value is calculated based on the net asset values of the investment companies in which the Fund has invested. The net asset value of the portion of a Fund’s net assets that are invested in ETFs is determined based on the market value of the ETF's shares. The Adviser calculates a Fund’s net asset value as of the close of trading on The New York Stock Exchange ("Exchange") on each day the Exchange is open for trading (a “Valuation Day”). Fund shares will not be priced on days that the Exchange is not open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. Orders received before that time will be priced at that day's NAV per share. For Funds that invest in securities listed on foreign exchanges, the value of the underlying securities may change on days when you will not be able to purchase or redeem shares of the Fund or the separate account subaccount that invests in that Fund.
The purchase or redemption price of a Fund share is equal to its NAV that we next calculate after we receive the purchase or redemption order. Orders received by the Separate Account sponsor on a business day prior to the close of regular trading on the Exchange and communicated to the Fund or BNY Investment Servicing (US) Inc. (the "Transfer Agent") prior to 9:00 a.m. Eastern Time on the following business day will be effected at the NAV determined on the business day when the order was received by the Separate Account.
In determining a Fund’s net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).
Fair Value Pricing. Except as described below with respect to the MoA US Government Money Market Fund, each Fund values its portfolio investments for purposes of calculating its net asset value using procedures that allow for a variety of methodologies to be used to value the Fund’s investments. The specific methodology used for a security may vary based on the market data available for a specific security at the time the Fund calculates its net asset value or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
Debt securities, including corporate bonds; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite quotations obtained from third party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Equity securities that are traded on a securities exchange are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, as reported by a pricing service. Investments in mutual funds are valued at reported net asset value per share. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost.
If no current market quotation is readily available or reliable for a security, the fair value of the security will be determined in accordance with the procedures. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Directors has designated the Adviser as each Fund’s “valuation designee” to perform each Fund’s fair value determinations. The Board of Directors oversees the Adviser in its role as the Valuation Designee and receives reports from the Adviser regarding its process and the valuation of each Fund’s investments to assist with such oversight.

MoA US Government Money Market Fund. In accordance with Rule 2a-7 under the 1940 Act, the securities in the portfolio of a money market fund are generally valued at amortized cost if such value is approximately the same as market value or at market value (based on market-based prices); or, if market value is not available, fair value. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.
The Board has established procedures that require the review of the Fund’s securities, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action, if any, as the Board deems appropriate.
Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.
While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund may obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, may receive a somewhat lower yield than they would otherwise receive. The opposite would be expected to happen during a period of rising interest rates.
Purchase of Fund Shares

Purchases of Shares by Direct Investors
You may purchase shares of the Funds by submitting orders directly to the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.
Purchases of Shares through an Insurance Company Separate Account Financial Intermediary or Retirement Plan
The Investment Company offers shares in the Funds to the Insurance Company and the American Life Insurance Company of New York, now known as Wilton Reassurance Life Company of New York (“Wilton Re”) without sales charge, for allocation to their Separate Accounts. See your variable annuity or variable life insurance prospectus or brochure for information on how to purchase and redeem investments in the separate accounts that invest in the Funds. Acceptance by the Insurance Company of an order for allocating account balance to one of the separate account subaccounts constitutes a purchase order for shares of the corresponding Fund of the Investment Company. Shares of the Funds are also offered through retirement plans. See your Summary Plan Description or consult with your plan sponsor for information on how to purchase shares of the Funds through your retirement plan.
Purchase Orders
The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the Funds' Transfer Agent or an authorized agent. A purchase order is generally in "good order" if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Funds' Transfer Agent or an authorized agent, each in legible form. However, the Funds, their Transfer Agent or other authorized agent may consider a request to be not in good order even after receiving all required information if any of them suspects that the request is fraudulent or otherwise not valid.
The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption order on the Funds' behalf.
It is the responsibility of the investment representative or designated agent to transmit properly completed purchase orders to the Fund in a timely manner.
Investors may be charged a fee if they effect transactions through a financial intermediary, which may be a financial professional, bank, broker, or agent. The Funds have authorized one or more financial intermediaries to receive on their behalf purchase and redemption orders. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or, if applicable, a financial intermediary’s authorized designee, receives the order. A customer order will be priced at a Fund’s net asset value next computed after it is received by an authorized financial intermediary or the financial intermediary’s authorized designee.
Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The minimum initial investment in each Fund is $1,000, although the Fund may waive this minimum at its discretion. There is no minimum for subsequent investments. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, or also by ACH for subsequent purchases, as described below. A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders. All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. The Funds have established the folllowing preferred methods of payment for fund shares:
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Checks drawn on an account in the name of the investor and made payable to MoA Funds;
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Checks drawn on an account in the name of the investor's company or employer and made payable to MoA Funds; or
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Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor's company or employer.
Payment in other forms may be accepted at the discretion of the Funds; however, the Funds generally do not accept such other forms of payment as cash equivalents (such as traveler's checks, cashier's checks, money orders or bank drafts), STAR checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the Fund or Funds in which you would like to invest on the check or transfer instructions.
Share Classes
The Investment Company currently offers only one class of shares as described in this Prospectus. At some future date, the Investment Company may offer additional classes of shares. Any Fund or class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
The Funds reserve the right to refuse any purchase order for any reason. The Funds will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days. The Funds further reserve the right to close an account (or to take such other steps as the Funds or their agents deem reasonable) for any lawful reason, including but not limited to the suspicion of fraud or other illegal activity in connection with the account.

A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.
Listing a Trusted Contact
For shareholders who have a mutual fund account directly with MoA Funds, you have the option of adding a Trusted Contact to our records in the Additional Information Form. The Trusted Contact is someone you authorize us to contact to address any concerns about fraudulent activity or financial exploitation; to inquire about your status as an active shareholder; and/or to disclose account activity or account details if necessary for protecting your account assets. Other than the shareholder, only the named financial professional of record on the account, or a Power of Attorney/guardian/conservator who is named on the account or has submitted instructions, signed in capacity with a Medallion Guarantee, are permitted to execute transactions or make account changes. Your Trusted Contact must be at least 18 years of age, and should not be your financial professional of record or an individual who is already named on the account.
Instructions for Opening or Adding to an Account
Important Information About Procedures for Opening a New Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.
Foreign Investors
Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects an address located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds as a U.S. mutual fund.
Initial Investment:
If you would like to open an account, you will first need to complete an Account Application. You can obtain an Account Application from our website at MoAFunds.com/resources#docs-forms or by calling the Investment Company’s Customer Service at 800.914.8716.
1.
Carefully read and complete an account application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.
2.
Make check, certified check or wire transfer payable to MoA Funds Corporation and specify the name(s) of the Fund or Funds in which you would like to invest.
3.
Mail to: MoA Funds, P.O. Box 534499, Pittsburgh, PA 15253-4499.
Subsequent Investments:
Subsequent investments can be made at any time in any amount. You can make investments in the Funds in the following ways:
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Through a financial professional. Contact your financial professional. Some financial professionals may charge a fee and may set different minimum investments or limitations on buying shares.
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Through the mail. Complete a new account application and send it with a check payable to the fund. Mail to: MoA Funds, P.O. Box 534499, Pittsburgh, PA 15253-4499.
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Through express delivery. Complete a new account application and send it with a check payable to the fund. Send to: MoA Funds, Attention: 534499, 500 Ross Street 154-0520, Pittsburgh, PA 15262.
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By Systematic Purchase. Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail to: MoA Funds, P.O. Box 534499, Pittsburgh, PA 15253-4499.
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By telephone. Call us at 800.914.8716.
Shareholder Servicing Payments

The Funds, along with Capital Management, may make payments to financial intermediaries, including affiliates of Capital Management, for providing shareholder services, including the types of services that would otherwise be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary by financial intermediary and distribution channel. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintaining shareholder records, preparing account statements and/or the provision of call center support and other customer services. Please see the "Other Payments" section of the SAI for a list of recipients of shareholder servicing payments related to the Funds.
Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount for accounts of intermediaries that charge a per account fee. The amounts in excess of the amount paid by a Fund are borne by Capital Management. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.
The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. These amounts are generally not subject to the limits described above.
In addition, the Funds and/or Capital Management may make lump sum payments to or reimburse expenses for selected financial intermediaries receiving shareholder servicing payments as compensation for the costs of printing literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.
Other Payments to Financial Intermediaries

Capital Management intends to pay additional compensation to selected financial intermediaries under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. Such payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, Capital Management may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.
These additional payments by Capital Management are made pursuant to agreements between Capital Management and financial intermediaries, and do not change the price paid by investors for the purchase of a Fund share, or the amount a Fund will receive as proceeds from such sales.

Distribution Support Payments
Capital Management intends to make payments, from its own resources, to certain financial intermediaries, for marketing and sales support services relating to the Funds, including, but not limited to, sales data, business planning assistance, opportunities to educate financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a group to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, systems infrastructure support and data analytics. These payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary and its clients, gross sales of the Funds attributable to the financial intermediary, compensation for ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares), a negotiated lump sum payment or one or more other bases.
Other Payments
Capital Management, from its own resources and not as an expense of the Fund, intends to provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by Capital Management includes financial assistance to financial intermediaries that enable Capital Management to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Capital Management makes payments for entertainment events it deems appropriate, subject to Capital Management’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund, including the Funds.
Breakpoint Discounts

Since the Investment Company does not charge front end or back end sales charges, there are no breakpoint discounts.
Redemption of Shares

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.
We pay redemption proceeds normally within seven days of receipt of the redemption request with cash holdings or through sale of assets by the Fund, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations.
Investors may be charged a fee if they effect transactions through a financial intermediary, which may be a financial professional, bank, broker, or agent. The Funds have authorized one or more financial intermediaries to receive on their behalf purchase and redemption orders. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when financial intermediary or, if applicable, a financial intermediary’s authorized designee, receives the order. A customer order will be priced at a Fund’s net asset value next computed after it is received by an authorized financial intermediary or the financial intermediary’s authorized designee.

MoA US Government Money Market Fund
Reduction in Number of Shares. In order to maintain a $1.00 per share net asset value, if the value of the Fund’s assets were to decline, the Fund could, if authorized by the Board, reduce the number of its outstanding shares through a reverse stock split. If this happens, although each share would continue to be valued at $1.00 per share, each shareholder will own fewer shares of the Fund and lose money. The Fund could do this in a negative or low interest rate environment. By investing in the Fund, you agree to this reduction should it become necessary to maintain a $1.00 per share net asset value.
Discretionary Liquidity Fees.The MoA US Government Money Market Fund does not currently intend to avail itself of the ability to impose discretionary liquidity fees on fund redemptions (such fee not to exceed two percent of the value of the shares redeemed), as permitted under Rule 2a-7 under the 1940 Act. However, the Board reserves the right to change the Fund’s policy regarding the imposition of discretionary liquidity fees if the Fund's Board determines that a liquidity fee is in the best interests of the Fund.
Board Delegation. The Fund’s Board may delegate to the Adviser or the Fund’s officers the responsibility to make the discretionary liquidity fee determinations discussed in this section, subject to written guidelines (including guidelines for determining the application and size of liquidity fees) and procedures.
Additional information regarding liquidity fees is included in the SAI.
If the Board of Directors determines that it would not be in the best interests of the Fund to continue operations, the MoA US Government Money Market Fund’s assets would be liquidated and your investment in the MoA US Government Money Market Fund would be redeemed and the proceeds handled in accordance with the terms of your life insurance policy or annuity contract, as applicable.
Instructions for Selling Shares
Sales of Shares through an Insurance Company Separate Account, Financial Intermediary, or Retirement Plan
For investors whose interest in the Fund is through an insurance company Separate Account, you can redeem Separate Account units that invest in the Fund either by calling or writing to your Mutual of America Regional Office, which can be found on mutualofamerica.com. Acceptance by the Insurance Company of an order for withdrawal of account balance from one of the separate account subaccounts constitutes a redemption order for shares of the corresponding Fund of the Investment Company. Fund shares held through a financial intermediary may be redeemed through the financial intermediary. For investors whose interest in the Fund is through a retirement plan, see your Summary Plan Description or consult with your plan sponsor for information on how to redeem investments through your retirement plan.
Sales of Shares by Direct Investors
Direct investors may sell their shares at any time. You have the right to have the Funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the Funds’ Transfer Agent or an authorized agent. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Funds, other than the MoA US Government Money Market Fund, do not charge any redemption fees.
Regardless of the method used by the Funds for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the Transfer Agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The Funds expect to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash or by selling portfolio assets to generate cash. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, any shareholder who purchases shares via check and then requests to redeem those shares will not be entitled to, and the Transfer Agent will not mail, redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days.
If you are 65 years of age or older, or if we have reason to believe you have a mental or physical impairment that restricts you from protecting your own financial interests, we may temporarily delay the release of redemption proceeds from your account if we reasonably believe that you have been the victim of actual or attempted financial exploitation.
Notice of this temporary delay will be provided to you, and the delay will be for no more than 15 business days while we conduct a review of the suspected financial exploitation. Contacting your Trusted Contact, if you have selected one, may be part of the review.
We may delay an additional 10 business days if we reasonably believe that actual or attempted financial exploitation has occurred or will occur. At the expiration of the delay, if we have not concluded that such exploitation has occurred, the proceeds will be released to you. In some cases, redemptions of shares of the MoA US Government Money Market Fund may be subject to a liquidity fee. See “Redemption of Shares - MoA US Government Money Market Fund” above.
You may sell shares:
●
Through a financial professional. Contact your financial professional. Some financial professionals may charge a fee and may set different minimums on redemptions of accounts.
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Through the mail. Send a letter of instruction to: MoA Funds, P.O. Box 534499, Pittsburgh, PA 15253-4499. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
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Through express delivery. Send a letter of instruction to: MoA Funds, Attention 534499, 500 Ross Street 154-0520, Pittsburgh, PA 15262. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
●
By telephone. Call us at 800.914.8716.
Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Refusal of Redemption Request
Payment for shares may be delayed under extraordinary circumstances as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.
Redemption in Kind
The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and brokerage charges if the securities are sold. In addition, a redemption is generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in kind.
Closing of Small Accounts
If your account value falls below $1,000 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.
Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.
Exchanging Your Shares

You can exchange your shares in one Fund for shares of another MoA Funds Corporation Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.
You must meet the minimum investment requirements for the Fund into which you are exchanging.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to MoA Funds Corporation, PO Box 534499, Pittsburgh, PA 15253-4499 or by calling 800.914.8716. Please provide the following information:
●
Your name and telephone number
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The exact name on your account and account number
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Taxpayer identification number (usually your social security number)
●
Dollar value or number of shares to be exchanged
●
The name of the Fund from which the exchange is to be made
●
The name of the Fund into which the exchange is being made.
Please refer to “Selling your Shares” for important information about telephone transactions.
Notes on Exchanges
●
The registration and tax identification numbers of the two accounts must be identical.
●
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Frequent Purchases and Redemptions of Fund Shares

Fund Policy on Excessive Short-Term Trading for Funds Other Than the MoA US Government Money Market Fund. The Funds are not intended to provide investors with a means to engage in excessive short-term trading, such as market timing through frequent transfers of their account balances in an attempt to take advantage of daily fluctuations in the securities markets. The Funds seek to detect and deter excessive short-term trading that would disrupt the efficient management of a Fund’s portfolio. The Board has adopted an excessive trading policy that is designed to deter excessive trading by investors. There can be no assurance that the policy will deter or prevent excessive short-term trading in all instances.
Risks of Excessive Short-Term Trading. Excessive short-term trading in a Fund’s shares may disrupt efficient portfolio management and increase transaction costs for all shareholders. Such excessive short-term trading may cause harm to the investment performance of a Fund if transfers involve amounts that are substantial when compared to the Fund’s total net assets under management. Risks of excessive short-term trading occurring may be greater for portfolios investing in certain securities, such as funds that invest in securities traded on foreign markets, in small cap stocks that may trade infrequently, and in securities that are illiquid or do not otherwise have readily available market quotations.
Monitoring for Excessive Short-Term Trading. The Investment Company monitors the daily purchase and redemption activity for each Fund to seek to detect and deter excessive short-term trading. With regard to accounts held directly through the Investment Company’s transfer agent, at the present time, the Funds may seek to impose limits on purchases and sales into and out of any of the Funds (i.e., round trips) within a specified period of time and above specified dollar thresholds. The Funds’ transfer agent monitors transaction activity at the account level above levels that officers of the Funds’ adviser or the adviser’s parent company (“Management”) believes may be disruptive to the efficient management of a Fund’s portfolio or that may cause a Fund to incur material transaction costs in such accounts periodically to seek to identify excessive short-term trading. The Funds reserve the right to impose purchase blocks or take any other action deemed appropriate at any time with respect to trading in shares of the Funds, including suspending or terminating purchase privileges in Fund shares, for any investor who the Funds believe has a history of excessive short-term trading or whose excessive short-term trading, in the judgment of a Funds, has been disruptive to the efficient management of a Fund.
Certain Omnibus Accounts. Certain transactions in a Fund’s shares may be effected through omnibus or other accounts, such as insurance company separate accounts, that aggregate the transaction activity of many investors, such as retirement plan participants, insurance contract holders or retirement plan participants. In such instances, a financial intermediary, insurance company or retirement plan provider (each an “Intermediary”) may have the exclusive relationship with the underlying investors responsible for the transaction activity and, as such, may be in the best position to detect and deter excessive short-term trading. In view of the above, Management or the Funds’ transfer agent (i) may request underlying investor/contract holder/plan participant activity reports from the Intermediary, review such activity, and request that the Intermediary take appropriate steps to address any excessive short-term trading identified, (ii) may permit the Intermediary to apply its own policies and procedures to detect and deter excessive short-term trading, or (iii) may take such other action as the Investment Company’s Chief Compliance Officer determines appropriate and request the Intermediary provide reports evidencing their application.
Fund Policy on Excessive Short-Term Trading for the MoA US Government Money Market Fund. Money market funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of the MoA US Government Money Market Fund. However, since frequent purchases and sales of shares of the Fund could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies, the Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), the Fund has no limits on purchase or exchange transactions.
Dividends, Capital Gains Distributions and Taxes

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.
A Fund may pay dividends of investment income and/or capital gain distributions more frequently than set forth above in order to avoid Fund-level tax. The MoA US Government Money Market Fund generally declares dividends daily and pays them monthly.
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the tax section of the Statement of Additional Information (the “SAI”) for additional disclosure.
Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such.
A Fund is not subject to federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as it meets the requirements to be treated as a regulated investment company including, but not limited to requirements related to source of income, diversification of assets and minimum distributions. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. Each Fund is treated as a separate corporation for federal income tax purposes and must satisfy the tax requirements independently.

For investors through the insurance company separate accounts, a contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract. The discussion below does not address the tax considerations applicable to investors through the insurance company separate accounts.
For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Distributions from a Fund are taxable whether you receive them in cash or reinvest them in additional shares. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive back a portion as a taxable distribution.
Any gain resulting from the redemption, sale or exchange of your shares generally will also be subject to tax, but it is not expected that any gain or loss will be realized in respect of Fund shares of the MoA US Government Money Market Fund because of the Fund’s policy to maintain its net asset value at a constant $1.00 per share.
For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund shares. Distributions from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.
There is uncertainty with respect to the tax treatment of liquidity fees received by the MoA US Government Money Market Fund. The tax treatment of liquidity fees may be the subject of future guidance issued by the Internal Revenue Service. The imposition of a liquidity fee on your redemption of Fund shares could cause you to recognize a loss or could decrease the gain or increase the loss you would otherwise recognize. Although there is no definitive guidance, any liquidity fees received by the Fund may result in distributions or gains that would be taxable to the Fund’s shareholders.
An additional 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of Fund shares.
Distributions by a Fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be immediately taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
A Fund’s income from or proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments.
Certain of a Fund’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions, and may require the Fund to sell its investments at a time when it is not advantageous to do so.
Investing in underlying funds could affect the amount, timing, or character of distributions from a Fund, and, therefore, may increase the amount of taxes payable by shareholders.

If you are not a U.S. person, dividends paid by a Fund that the Fund properly reports as capital gain dividends, short-term capital gain dividends, interest-related dividends, or exempt-interest dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain requirements are met. A Fund is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund so reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends, or exempt-interest dividends, generally will be subject to U.S. withholding tax at a 30% rate (or lower applicable treaty rate). See each Fund’s SAI for further information.
The U.S. Treasury and IRS generally require a Fund to obtain information sufficient to identify the status of each shareholder under sections 1471-1474 of the Internal Revenue Code of 1986, as amended, and the U.S. Treasury and IRS guidance issued thereunder (collectively, the “Foreign Account Tax Compliance Act” or “FATCA”) or under an applicable intergovernmental agreement between the United States and a foreign government. Please see the SAI for more information on FATCA reporting requirements.
Cost Basis Reporting. U.S. Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund Shares (other than shares of the MoA US Government Money Market Fund) acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a financial intermediary, the Fund will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology.

FINANCIAL HIGHLIGHTS
[To be updated by amendment]
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years, or for the period of a Fund’s operations if shorter. Information for the Catholic Values Index Fund is not available for each of the past five years because the Fund commenced operations on September 30, 2020. Information for the Clear Passage 2065 Fund is not available for each of the past five years because the Fund commenced operations on August 3, 2020. Information for the Clear Passage 2070 Fund is not available because the Fund will commence operations on or about May 1, 2025. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and other distributions). This information is excerpted from the financial statements of each Fund, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Investment Company’s financial statements, are included in the Investment Company’s Form N-CSR, which is available upon request.
For variable annuity owners or participants in a group variable annuity, the total returns shown below do not include charges and expenses imposed at the Separate Account or variable contract level. If they did, the returns shown would have been lower. Investors should refer to their contracts regarding charges and expenses. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Fund.
Income from investment operations and distributions per share for each Fund share outstanding throughout each of the five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following.
MoA Equity Index Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$58.29	$48.82	$62.41	$51.15	$47.89
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.87	0.87	0.79	0.73	0.92
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	13.68	11.79	(12.20)	13.70	7.52
Total From Investment Operations	14.55	12.66	(11.41)	14.43	8.44
Less Distributions
From Net Investment Income	(0.87)	(0.85)	(0.78)	(0.70)	(1.68)
From Net Realized Gains	(5.30)	(2.34)	(1.40)	(2.47)	(3.50)
Total Distributions	(6.17)	(3.19)	(2.18)	(3.17)	(5.18)
Net Asset Value, End of Period	$66.67	$58.29	$48.82	$62.41	$51.15
Total Return (%)(b)	24.83	26.12	(18.24)	28.50	18.20
Net Assets, End of Year ($ millions)	5,868	5,201	4,330	4,992	3,714
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.28	1.57	1.51	1.27	1.72
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.14	0.14	0.13	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.14	0.14	0.13	0.15
Portfolio Turnover Rate (%)(c)	8.64	4.07	3.14	7.01	5.77

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.

MoA All America Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$21.58	$19.76	$27.73	$24.18	$24.24
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.24	0.25	0.25	0.25	0.34
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	3.94	3.67	(5.21)	6.18	3.31
Total From Investment Operations	4.18	3.92	(4.96)	6.43	3.65
Less Distributions
From Net Investment Income	(0.23)	(0.24)	(0.25)	(0.20)	(0.63)
From Net Realized Gains	(2.47)	(1.86)	(2.76)	(2.68)	(3.08)
Total Distributions	(2.70)	(2.10)	(3.01)	(2.88)	(3.71)
Net Asset Value, End of Period	$23.06	$21.58	$19.76	$27.73	$24.18
Total Return (%)(b)	19.12	20.33	(17.70)	27.07	16.78
Net Assets, End of Year ($ millions)	309	299	281	374	320
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.97	1.17	1.07	0.90	1.33
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.51	0.53	0.54	0.49	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.53	0.54	0.49	0.52
Portfolio Turnover Rate (%)(c)	30.64	31.84	19.24	19.84	24.07
MoA Small Cap Value Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.80	$13.44	$16.52	$13.45	$15.11
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	0.24	0.19	0.17	0.23
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.39	1.00	(1.83)	4.12	(1.03)
Total From Investment Operations	1.59	1.24	(1.64)	4.29	(0.80)
Less Distributions
From Net Investment Income	(0.18)	(0.22)	(0.18)	(0.09)	(0.41)
From Net Realized Gains	(0.71)	(0.66)	(1.26)	(1.13)	(0.45)
Total Distributions	(0.89)	(0.88)	(1.44)	(1.22)	(0.86)
Net Asset Value, End of Period	$14.50	$13.80	$13.44	$16.52	$13.45
Total Return (%)(b)	11.29	9.59	(9.82)	32.29	(4.01)
Net Assets, End of Year ($ millions)	398	409	413	580	472
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.33	1.78	1.15	1.03	1.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	0.84	0.82	0.80	0.82
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.84	0.82	0.80	0.82
Portfolio Turnover Rate (%)(c)	47.84	22.33	8.40	33.93	42.64

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.

MoA Small Cap Growth Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$12.72	$11.01	$16.22	$17.53	$14.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03)	(0.01)	(0.01)	(0.03)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.30	1.73	(4.60)	1.74	6.01
Total From Investment Operations	1.27	1.72	(4.61)	1.71	5.99
Less Distributions
From Net Investment Income	—	—	—	(0.01)	(0.06)
From Net Realized Gains	(0.22)	(0.01)	(0.60)	(3.01)	(3.03)
Total Distributions	(0.22)	(0.01)	(0.60)	(3.02)	(3.09)
Net Asset Value, End of Period	$13.77	$12.72	$11.01	$16.22	$17.53
Total Return (%)(b)	9.92	15.63	(28.37)	10.38	43.31
Net Assets, End of Year ($ millions)	398	416	432	673	667
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.19)	(0.12)	(0.05)	(0.24)	(0.17)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	0.84	0.83	0.80	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.84	0.83	0.80	0.81
Portfolio Turnover Rate (%)(c)	43.85	49.48	61.61	45.18	70.58
MoA Small Cap Equity Index Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$10.21	$9.08	$11.59	$10.74	$9.93
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	0.16	0.13	0.16	0.07
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.70	1.26	(2.03)	2.62	0.94
Total From Investment Operations	0.88	1.42	(1.90)	2.78	1.01
Less Distributions
From Net Investment Income	(0.17)	(0.15)	(0.12)	(0.15)	(0.07)
From Net Realized Gains	(0.40)	(0.14)	(0.49)	(1.78)	(0.13)
Total Distributions	(0.57)	(0.29)	(0.61)	(1.93)	(0.20)
Net Asset Value, End of Period	$10.52	$10.21	$9.08	$11.59	$10.74
Total Return (%)(b)	8.55	15.87	(16.31)	26.56	10.62
Net Assets, End of Year ($ millions)	210	205	179	143	107
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.65	1.76	1.54	1.29	1.51
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.24	0.25	0.25	0.39
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.14	0.14	0.14	0.12
Portfolio Turnover Rate (%)(c)	35.80	43.99	29.55	69.91	42.67

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.

MoA Mid Cap Value Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$16.28	$15.65	$19.21	$15.53	$16.36
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.26	0.23	0.23	0.26	0.44
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.52	0.85	(2.32)	5.01	(0.14)
Total From Investment Operations	1.78	1.08	(2.09)	5.27	0.30
Less Distributions
From Net Investment Income	(0.24)	(0.20)	(0.29)	(0.14)	(0.53)
From Net Realized Gains	(0.75)	(0.25)	(1.18)	(1.45)	(0.48)
Return of Capital	—	—	—	—	(0.12)
Total Distributions	(0.99)	(0.45)	(1.47)	(1.59)	(1.13)
Net Asset Value, End of Period	$17.07	$16.28	$15.65	$19.21	$15.53
Total Return (%)(b)	10.78	6.96	(10.67)	34.35	2.82
Net Assets, End of Year ($ millions)	213	157	115	131	90
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.62	1.61	1.34	1.47	2.96
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.69	0.74	0.70	0.65	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.68	0.73	0.70	0.65	0.74
Portfolio Turnover Rate (%)(c)	38.06	29.02	11.44	23.84	23.65
MoA Mid Cap Equity Index Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$20.10	$18.91	$25.12	$23.07	$22.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.32	0.34	0.36	0.33	0.32
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.51	2.66	(3.76)	5.21	2.37
Total From Investment Operations	2.83	3.00	(3.40)	5.54	2.69
Less Distributions
From Net Investment Income	(0.33)	(0.28)	(0.31)	(0.30)	(0.59)
From Net Realized Gains	(1.68)	(1.53)	(2.50)	(3.19)	(1.48)
Total Distributions	(2.01)	(1.81)	(2.81)	(3.49)	(2.07)
Net Asset Value, End of Period	$20.92	$20.10	$18.91	$25.12	$23.07
Total Return (%)(b)	13.77	16.25	(13.23)	24.56	13.50
Net Assets, End of Year ($ millions)	1,542	1,501	1,600	2,118	1,856
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.42	1.63	1.58	1.24	1.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.15	0.15	0.16	0.14	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	0.15	0.16	0.14	0.15
Portfolio Turnover Rate (%)(c)	24.85	19.60	19.54	25.62	13.14

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
Portfolio turnover rate excludes all short-term securities.

MoA International Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$8.20	$7.24	$9.26	$9.34	$9.05
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.27	0.29	0.31	0.20	0.14
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.88	1.09	(1.44)	0.74	0.56
Total From Investment Operations	0.44	1.38	(1.13)	0.94	0.70
Less Distributions
From Net Investment Income	(0.33)	(0.42)	(0.23)	(0.16)	(0.38)
From Net Realized Gains	—	—	(0.66)	(0.86)	(0.03)
Return of Capital	—	—	—	—	— (b)
Total Distributions	(0.33)	(0.42)	(0.89)	(1.02)	(0.41)
Net Asset Value, End of Period	$8.31	$8.20	$7.24	$9.26	$9.34
Total Return (%)(c)	5.19	19.55	(11.09)	10.37	8.19
Net Assets, End of Year ($ millions)	1,656	1,460	1,202	1,203	940
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.07	3.83	4.10	2.05	2.20
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d),(e)	0.36	0.14	0.13	0.12	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d),(e)	0.25	0.13	0.13	0.12	0.13
Portfolio Turnover Rate (%)(f)	37.96	20.14	18.25	123.53	4.69
MoA Catholic Values Index Fund

	Years Ended December 31,				Period Ended December 31,
	2024	2023	2022	2021	2020 (g)
Net Asset Value, Beginning of Year	$13.51	$10.97	$14.06	$11.17	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	0.17	0.15	0.15	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.95	2.71	(2.98)	3.07	1.17
Total From Investment Operations	3.12	2.88	(2.83)	3.22	1.21
Less Distributions
From Net Investment Income	(0.17)	(0.17)	(0.15)	(0.14)	(0.04)
From Net Realized Gains	(0.53)	(0.17)	(0.11)	(0.19)	— (h)
Total Distributions	(0.70)	(0.34)	(0.26)	(0.33)	(0.04)
Net Asset Value, End of Period	$15.93	$13.51	$10.97	$14.06	$11.17
Total Return (%)(c)	23.02	26.37	(20.10)	28.99	12.12 (i)
Net Assets, End of Year ($ millions)	8	6	4	5	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.12	1.39	1.36	1.16	1.57 (j)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (d),(e)	3.05	2.94	2.53	2.14	2.18 (j)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (d),(e)	0.21	0.22	0.22	0.22	0.15 (j)
Portfolio Turnover Rate (%)(f)	25.87	25.23	13.48	9.54	16.38 (i)

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(e)
International Fund excludes the expenses of its ETF investments.
(f)
Portfolio turnover rate excludes all short-term securities.
(g)
For the period September 30, 2020 (commencement of operations) through December 31, 2020.
(h)
Amount is less than $0.0005 per share.
(i)
Not annualized.
(j)
Annualized.

MoA Retirement Income Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$10.90	$10.24	$12.26	$12.09	$12.09
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.35	0.26	0.17	0.15	0.41
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.44	0.74	(1.54)	0.54	0.49
Total From Investment Operations	0.79	1.00	(1.37)	0.69	0.90
Less Distributions
From Net Investment Income	(0.42)	(0.26)	(0.17)	(0.16)	(0.60)
From Net Realized Gains	(0.19)	(0.08)	(0.48)	(0.36)	(0.30)
Total Distributions	(0.61)	(0.34)	(0.65)	(0.52)	(0.90)
Net Asset Value, End of Period	$11.08	$10.90	$10.24	$12.26	$12.09
Total Return (%)(b)	7.21	9.91	(11.12)	5.77	7.59
Net Assets, End of Year ($ millions)	208	207	203	224	193
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.02	2.40	1.58	1.22	4.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%) (c),(d)	0.18	0.16	0.13	0.11	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%) (c),(d)	0.18	0.16	0.13	0.11	0.11
Portfolio Turnover Rate (%)(e)	28.84	25.22	32.16	28.07	23.13
MoA Clear Passage 2020 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$10.18	$9.55	$12.16	$11.84	$12.42
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.32	0.26	0.18	0.16	0.46
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.50	0.86	(1.78)	0.99	0.62
Total From Investment Operations	0.82	1.12	(1.60)	1.15	1.08
Less Distributions
From Net Investment Income	(0.33)	(0.26)	(0.18)	(0.20)	(0.70)
From Net Realized Gains	(0.32)	(0.23)	(0.83)	(0.63)	(0.96)
Total Distributions	(0.65)	(0.49)	(1.01)	(0.83)	(1.66)
Net Asset Value, End of Period	$10.35	$10.18	$9.55	$12.16	$11.84
Total Return (%)(b)	8.10	11.83	(13.06)	9.80	9.11
Net Assets, End of Year ($ millions)	459	491	504	621	594
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.89	2.48	1.65	1.29	3.66
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.14	0.12	0.09	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.13	0.11	0.09	0.08	0.07
Portfolio Turnover Rate (%)(e)	17.58	21.68	19.16	22.78	22.40

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
International Fund excludes the expenses of its ETF investments.
(e)
Portfolio turnover rate excludes all short-term securities.

MoA Clear Passage 2025 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$11.83	$10.98	$13.97	$13.29	$13.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.36	0.29	0.20	0.18	0.48
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.78	1.18	(2.11)	1.39	0.85
Total From Investment Operations	1.14	1.47	(1.91)	1.57	1.33
Less Distributions
From Net Investment Income	(0.36)	(0.29)	(0.21)	(0.23)	(0.72)
From Net Realized Gains	(0.55)	(0.33)	(0.87)	(0.66)	(0.97)
Total Distributions	(0.91)	(0.62)	(1.08)	(0.89)	(1.69)
Net Asset Value, End of Period	$12.06	$11.83	$10.98	$13.97	$13.29
Total Return (%)(b)	9.70	13.59	(13.56)	11.96	10.26
Net Assets, End of Year ($ millions)	1,111	1,129	1,057	1,203	1,020
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.73	2.50	1.69	1.29	3.68
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(d)	20.69	22.19	18.16	15.42	16.72
MoA Clear Passage 2030 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$12.92	$11.90	$15.25	$14.08	$14.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.35	0.31	0.22	0.19	0.48
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.09	1.48	(2.40)	1.94	1.10
Total From Investment Operations	1.44	1.79	(2.18)	2.13	1.58
Less Distributions
From Net Investment Income	(0.37)	(0.31)	(0.22)	(0.26)	(0.73)
From Net Realized Gains	(0.62)	(0.46)	(0.95)	(0.70)	(1.09)
Total Distributions	(0.99)	(0.77)	(1.17)	(0.96)	(1.82)
Net Asset Value, End of Period	$13.37	$12.92	$11.90	$15.25	$14.08
Total Return (%)(b)	11.16	15.25	(14.14)	15.29	11.67
Net Assets, End of Year ($ millions)	1,409	1,309	1,125	1,231	981
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.53	2.46	1.67	1.25	3.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(d)	20.62	19.17	15.52	13.45	12.53

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Clear Passage 2035 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.52	$12.20	$16.00	$14.40	$14.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.34	0.31	0.23	0.20	0.48
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.41	1.76	(2.69)	2.34	1.25
Total From Investment Operations	1.75	2.07	(2.46)	2.54	1.73
Less Distributions
From Net Investment Income	(0.36)	(0.32)	(0.24)	(0.29)	(0.72)
From Net Realized Gains	(0.85)	(0.43)	(1.10)	(0.65)	(1.20)
Total Distributions	(1.21)	(0.75)	(1.34)	(0.94)	(1.92)
Net Asset Value, End of Period	$14.06	$13.52	$12.20	$16.00	$14.40
Total Return (%)(b)	13.05	17.26	(15.20)	17.84	12.61
Net Assets, End of Year ($ millions)	1,399	1,231	1,023	1,101	846
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.33	2.44	1.70	1.25	3.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(d)	19.82	18.50	16.15	8.93	11.53
MoA Clear Passage 2040 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.56	$12.12	$16.15	$14.44	$14.48
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.32	0.31	0.23	0.20	0.47
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.61	1.93	(2.75)	2.64	1.37
Total From Investment Operations	1.93	2.24	(2.52)	2.84	1.84
Less Distributions
From Net Investment Income	(0.35)	(0.31)	(0.24)	(0.30)	(0.70)
From Net Realized Gains	(0.92)	(0.49)	(1.27)	(0.83)	(1.18)
Total Distributions	(1.27)	(0.80)	(1.51)	(1.13)	(1.88)
Net Asset Value, End of Period	$14.22	$13.56	$12.12	$16.15	$14.44
Total Return (%)(b)	14.35	18.87	(15.37)	19.89	13.43
Net Assets, End of Year ($ millions)	1,204	1,038	848	925	708
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.19	2.40	1.69	1.22	3.59
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(d)	17.81	18.97	10.97	11.55	12.53

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Clear Passage 2045 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.37	$11.89	$15.97	$14.28	$14.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.30	0.30	0.22	0.19	0.45
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.68	1.99	(2.75)	2.71	1.34
Total From Investment Operations	1.98	2.29	(2.53)	2.90	1.79
Less Distributions
From Net Investment Income	(0.34)	(0.31)	(0.23)	(0.29)	(0.68)
From Net Realized Gains	(0.94)	(0.50)	(1.32)	(0.92)	(1.15)
Total Distributions	(1.28)	(0.81)	(1.55)	(1.21)	(1.83)
Net Asset Value, End of Period	$14.07	$13.37	$11.89	$15.97	$14.28
Total Return (%)(b)	14.90	19.64	(15.59)	20.57	13.31
Net Assets, End of Year ($ millions)	1,232	1,069	875	957	733
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.09	2.38	1.68	1.19	3.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(d)	16.21	14.87	13.09	11.96	10.77
MoA Clear Passage 2050 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$17.05	$15.20	$20.31	$17.92	$17.47
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.37	0.38	0.28	0.24	0.54
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.24	2.59	(3.52)	3.45	1.68
Total From Investment Operations	2.61	2.97	(3.24)	3.69	2.22
Less Distributions
From Net Investment Income	(0.42)	(0.39)	(0.29)	(0.38)	(0.81)
From Net Realized Gains	(0.93)	(0.73)	(1.58)	(0.92)	(0.96)
Total Distributions	(1.35)	(1.12)	(1.87)	(1.30)	(1.77)
Net Asset Value, End of Period	$18.31	$17.05	$15.20	$20.31	$17.92
Total Return (%)(b)	15.39	19.94	(15.66)	20.82	13.39
Net Assets, End of Year ($ millions)	977	830	665	717	536
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.01	2.36	1.66	1.18	3.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.13	0.11	0.09	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.13	0.10	0.09	0.08	0.08
Portfolio Turnover Rate (%)(d)	13.94	16.86	12.91	11.57	9.80

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Clear Passage 2055 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.67	$11.99	$15.99	$13.98	$13.31
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.29	0.30	0.21	0.18	0.38
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.84	2.05	(2.77)	2.74	1.41
Total From Investment Operations	2.13	2.35	(2.56)	2.92	1.79
Less Distributions
From Net Investment Income	(0.33)	(0.30)	(0.23)	(0.29)	(0.57)
From Net Realized Gains	(0.72)	(0.37)	(1.21)	(0.62)	(0.55)
Total Distributions	(1.05)	(0.67)	(1.44)	(0.91)	(1.12)
Net Asset Value, End of Period	$14.75	$13.67	$11.99	$15.99	$13.98
Total Return (%)(b)	15.66	19.98	(15.77)	21.11	13.93
Net Assets, End of Year ($ millions)	561	450	339	330	220
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.98	2.38	1.64	1.16	3.66
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.15	0.13	0.11	0.10	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.14	0.12	0.11	0.10	0.11
Portfolio Turnover Rate (%)(d)	16.37	14.85	12.88	10.49	7.28
MoA Clear Passage 2060 Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$11.68	$10.18	$13.58	$11.87	$11.12
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.24	0.25	0.18	0.16	0.28
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.59	1.77	(2.34)	2.38	1.25
Total From Investment Operations	1.83	2.02	(2.16)	2.54	1.53
Less Distributions
From Net Investment Income	(0.28)	(0.25)	(0.19)	(0.26)	(0.42)
From Net Realized Gains	(0.54)	(0.27)	(1.05)	(0.57)	(0.36)
Total Distributions	(0.82)	(0.52)	(1.24)	(0.83)	(0.78)
Net Asset Value, End of Period	$12.69	$11.68	$10.18	$13.58	$11.87
Total Return (%)(b)	15.73	20.19	(15.72)	21.60	14.08
Net Assets, End of Year ($ millions)	311	233	155	130	72
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.95	2.39	1.62	1.25	4.14
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.17	0.17	0.17	0.16	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.17	0.17	0.17	0.05	0.05
Portfolio Turnover Rate (%)(d)	15.46	12.15	12.95	14.26	6.70

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Clear Passage 2065 Fund

	Years Ended December 31,				Period Ended December 31,
	2024	2023	2022	2021	2020 (a),(b)
Net Asset Value, Beginning of Year	$11.89	$10.25	$13.20	$11.45	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.25	0.26	0.18	0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.65	1.81	(2.26)	2.31	1.59
Total From Investment Operations	1.90	2.07	(2.08)	2.47	1.81
Less Distributions
From Net Investment Income	(0.29)	(0.26)	(0.19)	(0.26)	(0.24)
From Net Realized Gains	(0.34)	(0.17)	(0.68)	(0.46)	(0.12)
Total Distributions	(0.63)	(0.43)	(0.87)	(0.72)	(0.36)
Net Asset Value, End of Period	$13.16	$11.89	$10.25	$13.20	$11.45
Total Return (%)(c)	16.01	20.50	(15.54)	21.73	18.16 (d)
Net Assets, End of Year ($ millions)	122	68	34	17	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.11	2.62	1.88	1.44	3.40 (d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.27	0.43	0.63	1.15	4.61 (f)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.04	0.05	0.05	0.05	0.05 (f)
Portfolio Turnover Rate (%)(g)	12.71	17.62	16.45	28.10	10.76 (d)
MoA Balanced Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$18.82	$17.39	$21.18	$19.16	$18.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.43	0.39	0.35	0.32	0.37
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.88	2.21	(2.91)	2.80	1.75
Total From Investment Operations	3.31	2.60	(2.56)	3.12	2.12
Less Distributions
From Net Investment Income	(0.44)	(0.40)	(0.36)	(0.32)	(0.77)
From Net Realized Gains	(1.37)	(0.77)	(0.87)	(0.78)	(0.87)
Return of Capital	(1.81)	—	—	—	—
Total Distributions	(0.63)	(1.17)	(1.23)	(1.10)	(1.64)
Net Asset Value, End of Period	$20.32	$18.82	$17.39	$21.18	$19.16
Total Return (%)(c)	17.56	15.07	(12.02)	16.48	11.77
Net Assets, End of Year ($ millions)	199	187	180	218	191
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.07	2.09	1.81	1.53	1.76
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.56	0.54	0.54	0.46	0.54
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.55	0.54	0.54	0.46	0.54
Portfolio Turnover Rate (%)(g)	36.98	50.33	25.01	23.68	38.58

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
For the period August 3, 2020 (commencement of operations) through December 31, 2020.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Not annualized.
(e)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)
Annualized.
(g)
Portfolio turnover rate excludes all short-term securities.

MoA Conservative Allocation Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$11.16	$10.40	$12.86	$12.67	$12.71
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.37	0.25	0.19	0.18	0.48
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.53	0.91	(1.80)	0.80	0.67
Total From Investment Operations	0.90	1.16	(1.61)	0.98	1.15
Less Distributions
From Net Investment Income	(0.36)	(0.26)	(0.19)	(0.20)	(0.74)
From Net Realized Gains	(0.27)	(0.14)	(0.66)	(0.59)	(0.45)
Total Distributions	(0.63)	(0.40)	(0.85)	(0.79)	(1.19)
Net Asset Value, End of Period	$11.43	$11.16	$10.40	$12.86	$12.67
Total Return (%)(b)	8.09	11.22	(12.44)	7.82	9.32
Net Assets, End of Year ($ millions)	153	158	161	201	188
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.87	2.24	1.63	1.36	3.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.14	0.13	0.08	0.06	0.06
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.13	0.13	0.08	0.06	0.06
Portfolio Turnover Rate (%)(d)	22.14	12.65	10.16	16.91	10.07
MoA Moderate Allocation Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$13.17	$12.20	$15.98	$15.14	$15.51
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.36	0.30	0.24	0.22	0.58
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.12	1.53	(2.49)	1.90	1.13
Total From Investment Operations	1.48	1.83	(2.25)	2.12	1.71
Less Distributions
From Net Investment Income	(0.39)	(0.30)	(0.24)	(0.28)	(0.89)
From Net Realized Gains	(0.83)	(0.56)	(1.29)	(1.00)	(1.19)
Total Distributions	(1.22)	(0.86)	(1.53)	(1.28)	(2.08)
Net Asset Value, End of Period	$13.43	$13.17	$12.20	$15.98	$15.14
Total Return (%)(b)	11.27	15.34	(13.91)	14.19	11.67
Net Assets, End of Year ($ millions)	397	403	393	487	444
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.49	2.25	1.71	1.34	3.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.08	0.07	0.04	0.03	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.07	0.07	0.04	0.03	0.03
Portfolio Turnover Rate (%)(d)	15.72	12.56	8.74	14.83	10.69

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Aggressive Allocation Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$14.41	$13.30	$17.86	$16.80	$17.36
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.33	0.32	0.26	0.23	0.59
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.56	1.94	(3.02)	2.78	1.60
Total From Investment Operations	1.89	2.26	(2.76)	3.01	2.19
Less Distributions
From Net Investment Income	(0.38)	(0.32)	(0.27)	(0.35)	(0.92)
From Net Realized Gains	(0.93)	(0.83)	(1.53)	(1.60)	(1.83)
Total Distributions	(1.31)	(1.15)	(1.80)	(1.95)	(2.75)
Net Asset Value, End of Period	$14.99	$14.41	$13.30	$17.86	$16.80
Total Return (%)(b)	13.22	17.52	(15.24)	18.21	13.72
Net Assets, End of Year ($ millions)	335	336	313	390	337
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.05	2.21	1.66	1.22	3.50
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(c)	0.09	0.08	0.05	0.04	0.04
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(c)	0.08	0.08	0.05	0.04	0.04
Portfolio Turnover Rate (%)(d)	15.97	10.51	9.54	13.06	10.23
MoA US Government Money Market Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a),(e)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.05	0.05	0.01	— (f)	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	— (f)	0.01	— (g)	— (g)	(0.01)
Total From Investment Operations	0.05	— (g)	0.01	— (f)	— (f)
Less Distributions
From Net Investment Income	(0.05)	(0.05)	(0.01)	—	0.04
From Net Realized Gains	—	— (g)	—	—	— (f)
Return of Capital	—	—	—	—	— (g)
Total Distributions	(0.05)	(0.05)	(0.01)	—	0.04
Capital Contribution from Adviser	— (g)	—	—	—	—
Net Asset Value, End of Period	1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)(b)	5.09 (h)	4.99	1.31	(0.17)	0.28
Net Assets, End of Year ($ millions)	516	586	335	173	122
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.99	4.90	1.71	(0.20)	0.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	0.23	0.24	0.26	0.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	0.23	0.24	0.26	0.27
Portfolio Turnover Rate (%)(d)	NA	NA	NA	NA	NA

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(c)
The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)
Portfolio turnover rate excludes all short-term securities.
(e)
On August 23, 2024, the MoA US Government Money Market Fund, had a stock split with exact split ratio 11.855015:1. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis and the historical split that occurred on September 25, 2020 referenced in note (a).
(f)
Amount is less than $0.005 per share.
(g)
Amount is less than $0.0005 per share.
(h)
The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested. The total return absent the adviser capital contribution was 5.09%.

MoA Intermediate Bond Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$9.64	$9.43	$10.36	$10.79	$10.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.35	0.22	0.14	0.14	0.15
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.09)	0.21	(0.93)	(0.36)	0.39
Total From Investment Operations	0.26	0.43	(0.79)	(0.22)	0.54
Less Distributions
From Net Investment Income	(0.35)	(0.22)	(0.14)	(0.14)	(0.38)
From Net Realized Gains	—	—	— (b)	(0.07)	— (b)
Total Distributions	(0.35)	(0.22)	(0.14)	(0.21)	(0.38)
Net Asset Value, End of Period	$9.55	$9.64	$9.43	$10.36	$10.79
Total Return (%)(c)	2.79	4.62	(7.66)	(2.02)	5.05
Net Assets, End of Year ($ millions)	899	950	878	866	829
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.61	2.39	1.42	1.32	1.79
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.46	0.47	0.45	0.44	0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.46	0.46	0.45	0.44	0.46
Portfolio Turnover Rate (%)(d)	53.52	50.30	21.07	17.57	10.72
MoA Core Bond Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020 (a)
Net Asset Value, Beginning of Year	$12.45	$12.21	$14.32	$15.01	$14.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.46	0.36	0.27	0.23	0.28
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.32)	0.24	(2.09)	(0.60)	0.67
Total From Investment Operations	0.14	0.60	(1.82)	(0.37)	0.95
Less Distributions
From Net Investment Income	(0.47)	(0.36)	(0.29)	(0.27)	(0.70)
From Net Realized Gains	—	—	—	(0.05)	(0.01)
Return of Capital	—	—	—	—	— (b)
Total Distributions	(0.47)	(0.36)	(0.29)	(0.32)	(0.71)
Net Asset Value, End of Period	$12.12	$12.45	$12.21	$14.32	$15.01
Total Return (%)(c)	1.20	5.03	(12.79)	(2.45)	6.40
Net Assets, End of Year ($ millions)	2,209	2,060	1,841	2,049	1,873
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.78	2.94	2.07	1.56	2.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.45	0.45	0.43	0.43	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.44	0.44	0.43	0.43	0.45
Portfolio Turnover Rate (%)(d)	44.53	34.81	33.44	31.53	28.98

(a)
On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)
Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.
(d)
Portfolio turnover rate excludes all short-term securities.

MoA Funds Corporation
Investment Adviser
Mutual of America Capital Management LLC
Fund Counsel
Ropes & Gray LLP
Custodian
The Bank of New York Mellon
Independent Registered Public Accounting Firm
KPMG LLP
Distributor
Foreside Fund Services, LLC
Transfer Agent
BNY Investment Servicing (US) Inc.

MoA Funds
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the “SAI”), and exhibits which are incorporated by reference and are legally a part of this Prospectus. You may examine and copy the Registration Statement at the SEC’s Public Reference Room in Washington, DC. You may call 800.SEC.0330 to learn about the operation of the Public Reference Room.
Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.
Semi-annual and Annual Reports. Additional information about the Funds’ investments is available in the Investment Company’s annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the MoA US Government Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI or of the most recent annual and semi-annual reports, by:
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writing to MoA Funds at 320 Park Avenue, New York, NY 10022-6839, or
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calling 800.914.8716 and asking for MoA Funds.
You may obtain the SAI and the annual and semi-annual reports free of charge through the MoA Funds website at moafunds.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Investment Company’s Registration Statement, including the SAI, and its semi-annual and annual reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov., or by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520.
Where to Direct Questions. If you have questions about the operations of the Investment Company, you should contact MoA Funds at 800.914.8716.
Investment Company Act of 1940 Act File Number 811-5084
Prospectus dated September 2, 2025

STATEMENT OF ADDITIONAL INFORMATION
MoA Funds Corporation
320 PARK AVENUE,
NEW YORK, NEW YORK 10022
800.914.8716
MoA Equity Funds:	MoA Asset Allocation Funds:
●MoA Equity Index Fund (MAEIX)	●MoA Balanced Fund (MACHX)
●MoA All America Fund (MAAKX)	●MoA Conservative Allocation Fund (MACAX)
●MoA Small Cap Value Fund (MAVKX)	●MoA Moderate Allocation Fund (MAMOX)
●MoA Small Cap Growth Fund (MAGKX)	●MoA Aggressive Allocation Fund (MAANX)
●MoA Small Cap Equity Index Fund (MASOX)	MoA Target Date Funds:
●MoA Mid Cap Value Fund (MAMVX)	●MoA Retirement Income Fund (MARMX)
●MoA Mid Cap Growth Fund (MOAGX)	●MoA Clear Passage 2020 Fund (MURGX)TM
●MoA Mid Cap Equity Index Fund (MAMEX)	●MoA Clear Passage 2025 Fund (MURHX)TM
●MoA International Fund (MAIFX)	●MoA Clear Passage 2030 Fund (MURIX)TM
●MoA Catholic Values Index Fund (MACCX)TM	●MoA Clear Passage 2035 Fund (MURJX)TM
MoA Fixed Income Funds:	●MoA Clear Passage 2040 Fund (MURLX)TM
●MoA US Government Money Market Fund (MAAXX)	●MoA Clear Passage 2045 Fund (MURMX)TM
●MoA Intermediate Bond Fund (MAMBX)	●MoA Clear Passage 2050 Fund (MURNX)TM
●MoA Core Bond Fund (MABDX)TM	●MoA Clear Passage 2055 Fund (MUROX)TM
●MoA Clear Passage 2060 Fund (MURPX)TM
●MoA Clear Passage 2065 Fund (MURQX)TM
●MoA Clear Passage 2070 Fund (MURUX)TM

This Statement of Additional Information (SAI) is not a prospectus. You should read it in conjunction with the MoA Funds (the “Investment Company”) Prospectus dated September 2, 2025, and you should keep it for future use. The Investment Company’s audited financial statements, and the independent registered public accounting firm’s report thereon, included in its Form N-CSR for the period ended December 31, 2024 are incorporated by reference and made a part of this SAI. (See File No. 811-05084, filed February 28, 2025).
Copies of the Prospectus and most recent shareholder report are available to you at no charge. To obtain a copy of either document, you may write to the Investment Company at the above address or call the toll-free telephone number listed above.

Statement of Additional Information dated September 2, 2025

INVESTMENT COMPANY’S FORM OF OPERATIONS
History and Operating Form

The Investment Company was formed on February 21, 1986 as a Maryland corporation. It is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was created to replace a former actively managed separate account of Mutual of America Life Insurance Company (“Insurance Company”).
The Investment Company issues separate classes (or series) of stock, each of which represents a separate portfolio of investments (a “Fund”). There are currently twenty-nine MoA Funds: the MoA Equity Index Fund, MoA All America Fund, MoA Mid Cap Value Fund, MoA Mid Cap Growth Fund, MoA Mid Cap Equity Index Fund, MoA Small Cap Value Fund, MoA Small Cap Growth Fund, MoA Small Cap Equity Index Fund, MoA International Fund, MoA Catholic Values Index FundTM, MoA Intermediate Bond Fund, MoA Core Bond FundTM, MoA US Government Money Market Fund, MoA Retirement Income Fund, MoA Clear Passage 2020 FundTM, MoA Clear Passage 2025 FundTM, MoA Clear Passage 2030 FundTM, MoA Clear Passage 2035 FundTM, MoA Clear Passage 2040 FundTM, MoA Clear Passage 2045 FundTM, MoA Clear Passage 2050 FundTM, MoA Clear Passage 2055 FundTM, MoA Clear Passage 2060 FundTM, MoA Clear Passage 2065 FundTM, MoA Clear Passage 2070 FundTM (together, these twelve Funds are sometimes referred to as the "Clear Passage FundsTM"), MoA Balanced Fund, MoA Conservative Allocation Fund, MoA Moderate Allocation Fund and MoA Aggressive Allocation Fund (together, these three Funds are sometimes referred to as the “Asset Allocation Funds”).
Offering of Shares

Shares of the Funds are available for purchase in connection with variable annuity contracts supporting qualified retirement plans and also available for purchase by institutional and retail investors. In addition, the shares of the Funds may be made available to other investors without prior advance notice.
Description of Shares

The authorized capital stock of the Investment Company consists of 19.635 billion shares of common stock, $0.01 par value. The Investment Company currently has twenty-eight classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.
All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ or a matter relates to fewer than all of the Funds, then the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund. The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and other distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Expenses that are not directly attributable to one or more Funds will be allocated among the Funds using an appropriate methodology, as determined by management, such as based on relative net assets or an equal allocation.

INVESTMENT STRATEGIES AND RELATED RISKS
The Prospectus describes each Fund’s principal investment strategy(ies) and the related risks. You should refer to “Additional Information on Fund Objectives, Principal Investment Strategies and Principal Investment Risks” in the Prospectus to learn about those strategies and risks.
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Additional Permitted Investments

The Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.
MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA Small Cap Equity Index Fund, and MoA Catholic Values Index FundTM: In addition to common stocks, the Funds may invest in:
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futures and options,
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exchange traded funds,
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money market instruments, and
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U.S. Government and U.S. Government agency obligations.
MoA All America Fund: In addition to common stocks, Mutual of America Capital Management LLC (the “Adviser” or “Capital Management”), who actively manages approximately 40% of the net assets of the All America Fund (the “Active Assets”), may invest assets in:
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futures and options contracts,
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exchange traded funds,
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs, and
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preferred stock.
The portion of the All America Fund invested to replicate the Russell 3000 ® Index (the “Indexed Assets”) also may be invested in:
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money market instruments, and
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U.S. Government and U.S. Government agency obligations.
The Adviser may manage cash allocated to the Active Assets prior to investment in securities.
MoA Mid Cap Value Fund: In addition to common stocks, the Mid Cap Value Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
MoA Small Cap Value Fund: In addition to common stocks, the Small Cap Value Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
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MoA Small Cap Growth Fund: In addition to common stocks, the Small Cap Growth Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
MoA Mid Cap Growth Fund: In addition to common stocks, the Mid Cap Growth Fund may invest in:
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securities convertible into common stocks, including warrants and convertible bonds,
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bonds,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs,
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futures and options contracts, and
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preferred stock.
MoA International Fund: In addition to common stocks, foreign securities and ADRs, and exchange traded funds, the International Fund may invest in:
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futures and options contracts, and
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money market instruments.
MoA Core Bond FundTM and MoA Intermediate Bond Fund (the “Bond Funds”): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:
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asset-backed securities,
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below-investment grade securities, for up to 20% of its assets,
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foreign securities,
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cash and money market instruments,
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stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,
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preferred stock,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
MoA US Government Money Market Fund: In addition to cash, debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government Sponsored Enterprises (“GSEs”), and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities, the Fund may invest up to 0.5% of its assets in other money market instruments and similar obligations, including:
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negotiable certificates of deposit, bank time deposits, bankers’ acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;
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certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;
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commercial paper; and
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repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers’ acceptances;
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variable amount floating rate notes; and
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debt securities issued by a corporation.
The MoA US Government Money Market Fund may also enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.
Under the MoA US Government Money Market Fund’s investment policy, the Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. The dollar-weighted average maturity of the securities held by the MoA US Government Money Market Fund will not exceed 60 days and the dollar-weighted average life to maturity will not exceed 120 days.
The securities in the MoA US Government Money Market Fund must meet the following quality requirements —
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All of the securities held by the MoA US Government Money Market Fund will be U.S. dollar denominated securities.
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All of the securities held by the MoA US Government Money Market Fund must have a remaining maturity of 397 calendar days or less or be otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation; and
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All of the securities held by the MoA US Government Money Market Fund must have been determined to present minimal credit risks to the Fund at the time of purchase in accordance with policies and procedures adopted by the Fund’s Board of Directors.
The Adviser must provide an ongoing review of whether each security (other than securities issued by a registered money market fund or any U.S. government security) continues to present minimal credit risks. Upon the occurrence of a default with respect to a portfolio security, a portfolio security ceasing to be an eligible security, or an event of insolvency with respect to the issuer of a security or the provider of any guarantee, then the Fund will sell any such securities as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.
MoA Clear Passage FundsTM: In addition to shares of other Funds of the Investment Company, the Clear Passage Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
MoA Balanced Fund: In addition to common stocks, the equity portion of the Balanced Fund may be invested in:
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securities convertible into common stocks, including warrants,
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preferred stock,
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money market instruments,
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U.S. Government and U.S. Government agency obligations,
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foreign securities and ADRs, and
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futures and options contracts.
In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Balanced Fund may be invested in:
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asset-backed securities,
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money market instruments,
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non-investment grade debt securities,
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foreign securities,
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options, futures contracts and options on futures contracts, and
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equipment trust certificates.
MoA Asset Allocation Funds: In addition to shares of other Funds of the Investment Company, the Aggressive Allocation, Moderate Allocation and Conservative Allocation Funds may each invest in:
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securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality; and
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commercial paper and other short-term paper as defined in the 1940 Act.
Additional Investment Strategies

Lending of Securities
The Funds have the authority to lend their securities.
Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies, or standby letters of credit, not issued by the Fund’s banking lending agent. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.
The Fund will continue to be entitled to receive substitute payments in the amount of interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.
Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.
Repurchase Agreements
The Funds have the authority to enter into repurchase agreements.
Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week or more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund’s assets.
Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.
The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory. Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.
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A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.
When Issued and Delayed Delivery Securities
The Funds may from time to time in the ordinary course of business purchase fixed income securities on a when-issued or delayed delivery basis, which means that at the time of purchase the price and yield are fixed, but payment and delivery occur at a future date. Upon purchase of a when-issued or delayed delivery security, a Fund will record the transaction and include the security’s value in determining its net asset value (“NAV”). When the security is delivered to the Fund, its market value may be more or less than the purchase price. A Fund may enter into commitments for when-issued or delayed delivery securities when it intends to acquire the securities, or for other investment purposes, even when the Fund does not intend to acquire the securities.
Illiquid Securities
Each Fund, with respect to not more than 15% of its total assets, may purchase securities that are illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable.
Options and Futures Contracts
Each of the Funds other than the Asset Allocation Funds and the Clear Passage Funds may purchase and sell options and futures contracts, as described below.
Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.
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A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period.
As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.
Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.
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A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.
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Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor’s 100 ® Index, the Standard & Poor’s 500 ® Index or the New York Stock Exchange Composite Index.
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A futures contract on fixed income securities requires the seller to sell, and the purchaser to buy, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a futures contract on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is closed out, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as “contract markets” by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.
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An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a “long” position in the underlying futures contract (in the case of a call option on a futures contract), or a “short” position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to or on a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. The trading of options on futures contracts subjects the parties to many of the risks associated with the trading of futures contracts, such as, with respect to the writers of options on futures contracts, the payment of margin. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.
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A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund’s custodian in the broker’s name an amount of cash or U.S. Treasury bills known as “initial margin.”
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While a futures contract is outstanding, there will be subsequent payments, called “maintenance margin”, to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as “mark to market”. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.
A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.
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When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund’s net asset value may be offset, in whole or in part, by corresponding gains on the futures position.
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A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates that would cause a decline in the value of fixed-income securities held in the Fund’s portfolio.
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A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.
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When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.
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Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.
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Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.
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As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.
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The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.
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In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.
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When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.
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If the price of the security underlying the option moves adversely to the Fund’s position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.
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A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.
Risks in futures and options transactions include the following:
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There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.
The liquidity of a market in futures contracts or options on futures contracts may be adversely affected by “daily price fluctuation limits,” established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make any additional variation margin payments that may be required. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.
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The securities held in a Fund’s portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.
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A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.
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For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.
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With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.
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In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.
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The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial gains or losses.
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Additional Information about Specific Types of Securities

Non-Investment Grade Securities
The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer’s credit.
Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody’s and BB or lower by Standard & Poor’s), or unrated securities of comparable quality, are commonly known as non-investment grade securities or “junk bonds”. Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer’s industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer’s bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.
Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.
U.S. Government and U.S. Government Agency Obligations
All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.
U.S. Government Obligations: These securities are issued and guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of two to ten years and Treasury bonds have a maturity of 30 years.
U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.
Instrumentalities of the United States Government that issue or guarantee obligations include, among others Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.
Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.
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Money Market Instruments
All of the Funds may purchase money market instruments, which include the following.
Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.
Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate, for which no negotiable certificate is received.
Bankers’ Acceptance. A bankers’ acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.
Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.
Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.
Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.
Treasury Bills. See “U.S. Government and U.S. Government Agency Obligations” above.
Zero Coupon Securities and Discount Notes; Redeemable Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.
Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called “original issue discount”. A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).
Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.
Foreign Securities and American Depository Receipts (ADRs)
In addition to investing in domestic securities, each of the Funds other than the MoA US Government Money Market Fund and the Asset Allocation Funds may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.
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ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.
Considerations relevant to investing in foreign securities and ADRs include:
●
changes in currency rates or currency exchange control regulations,
●
the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,
●
lower levels of liquidity and more volatility in foreign securities markets (not applicable to ADRs),
●
the impact of political, social or diplomatic developments, and
●
the difficulty of assessing economic trends in foreign countries.
The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. Foreign securities may also entail certain other risks, such as the risks of disparate or subpar accounting practices, imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups, economic sanctions, or other adverse political or economic developments, and less government supervision and regulation of securities exchanges, brokers and listed companies.
Exchange Traded Funds
An exchange traded fund (ETF) is a type of investment company. The shares of ETFs are traded on an exchange, similar to shares of stocks. The Equity Index Fund, Small Cap Equity Index Fund, Mid Cap Equity Index Fund, Catholic Values Index Fund, and the passive portion of the All America Fund may invest in ETFs to efficiently and cost effectively keep the Fund fully invested on a daily basis in an attempt to minimize deviation from the performance of its respective index. The International Fund may invest in ETFs that reflect, replicate or closely follow the holdings in the MSCI EAFE Index.
Convertible Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate depending on the credit quality of the issuer. The price of the convertible security also will vary to some degree inversely with interest rates.
Equipment Trust Certificates
The Bond Funds and the fixed income portion of the Balanced Fund may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.
The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.
Asset-Backed Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.
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Changes in interest rates may significantly affect the value of these securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The values of asset-backed securities may be affected by other factors, such as the availability of information concerning the pool of assets and its structure, the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement.
Mortgage-Backed Securities
The Bond Funds and the fixed income portion of the Balanced Fund may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under “Description of Principal Risks”.
Warrants
The Bond Funds and the fixed income portion of the Balanced Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.
The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.
Preferred Stock
The Bond Funds and the fixed income portion of the Balanced Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation’s assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation’s shareholders.
An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation’s earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer’s earnings.
Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.
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Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations. The value of preferred stock will usually react more strongly than debt instruments to actual or perceived changes in the issuer’s financial condition or prospects, because issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its debt instruments and other debt.
The Use of Futures Contracts, Options, and Certain Swaps
Each non-money market fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The Adviser to each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) with respect to each Fund and, therefore, the Adviser is not subject to registration or regulation as commodity pool operator under the CEA with respect to its operation of each Fund.
For the Adviser to remain eligible for this exclusion, each Fund must comply with certain limitations, including limits on its ability to use any futures, options on futures or commodities, swaps, or other financial instruments regulated under the CEA and the rules thereunder ("commodity interests") and limits on the manner in which it holds out its use of such commodity interests. These limitations may restrict each Fund's ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return. In the event that the Adviser believes that any Fund may no longer be able to comply with or that it may no longer be desirable for it to comply with these limitations, the Adviser may register as a commodity pool operator with the CFTC with respect to such Fund. Any such registration may adversely affect such Fund's performance, for example, by subjecting it to increased costs and expenses. If the Adviser registers as a commodity pool operator with the CFTC with respect to any Fund, the commodity pool operators of any shareholders that are pooled investment vehicles may be unable to rely on certain commodity pool operator registration exemptions.
To the extent required by law, each Fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.
The CFTC and certain futures exchanges have established (and continue to evaluate and revise) limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular futures and options on futures contracts. In addition, federal position limits apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by the Adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the Adviser may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund's investment strategy.
Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts.
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FUNDAMENTAL INVESTMENT RESTRICTIONS
The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. A majority of the outstanding voting shares means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. No Fund will:
1.
underwrite the securities issued by other companies, except to the extent that the Fund’s purchase and sale of portfolio securities may be deemed to be an underwriting;
2.
purchase physical commodities or contracts involving physical commodities;
3.
based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies; in addition the MoA US Government Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;
4.
based on its investment in an issuer’s voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies;
5.
issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;
6.
invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the MoA US Government Money Market Fund may invest more than 25% of its total assets in the financial services industry. For Funds that invest in other Funds and/or exchange traded funds, the Fund will look through to the underlying Funds and/or exchange traded funds to ensure compliance with this policy;
7.
purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;
8.
borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or
9.
lend assets to other persons (with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund’s lending to 33 1∕3% of its total assets, or pursuant to any exemptive relief granted by the SEC.
Current 1940 Act provisions applicable to fundamental investment restriction #3 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities (“U.S. Government Securities”), and (ii) securities of other registered investment companies;
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With respect to fundamental investment restrictions #3 and #4 above: The Equity Index Fund, Mid-Cap Equity Index Fund, Small-Cap Equity Index Fund, and Catholic Values Index Fund will typically be diversified in approximately the same proportion as the index each Fund tracks is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the Fund’s respective benchmark index.
Current 1940 Act provisions applicable to fundamental investment restriction #4 above: The 1940 Act and rules thereunder currently restrict a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the MoA US Government Money Market Fund.
With respect to fundamental investment restriction #6 above: The MoA US Government Money Market Fund does not invest more than 25% of its total assets in the financial services industry. At the time of the next shareholder vote, the Fund will seek approval of the shareholders to remove from fundamental investment restriction #6 the language stating “except that the MoA US Government Money Market Fund may invest more than 25% of its total assets in the financial services industry.”
With respect to fundamental investment restriction #6 above: The Equity Index Fund, Small Cap Equity Index Fund, Mid-Cap Equity Index Fund and Catholic Values Index Fund will typically be concentrated to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries.
With respect to fundamental investment restriction #6 above: The International Fund will look through to the investments of the underlying funds to determine the Fund’s concentration.
Current 1940 Act provisions applicable to fundamental investment restriction #8 above: The 1940 Act and rules thereunder currently limit a Fund’s borrowing to 33 1∕3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three days (excluding Sundays and holidays).
Current 1940 Act provisions applicable to fundamental investment restriction #9 above: The 1940 Act and rules thereunder currently limit a Fund’s lending to 33 1∕3% of its total assets, with a Fund’s entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan for this purpose.

NON-FUNDAMENTAL INVESTMENT POLICIES
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, which may cause the Fund to not achieve its investment objective. Should a Fund takes a temporary defensive position, it may change its allocation among the asset classes in which the Fund invests, including by increasing the percentage of cash or short-term debt securities held by the Fund. In addition, except as otherwise expressly stated, all percentage limitations and requirements as to investments stated in the Prospectus and this Statement of Additional Information apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s limitation or requirement.
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For purposes of applying any limitations on a Fund’s investments in bonds rated of a certain quality, when an investment is rated by more than one nationally recognized securities rating organization, the Adviser will utilize the highest credit rating for that security for purposes of applying any investment policies that incorporate credit ratings (e.g., a policy to invest a certain percentage of a Fund’s assets in securities rated investment grade) except where a Fund has a policy to invest a certain minimum percentage of its assets in securities that are rated below investment grade, in which case the Fund will utilize the lowest credit rating that applies to that investment.

DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION
The policies and procedures of the Investment Company with respect to disclosure of portfolio securities information are set forth in its compliance manual, which has been approved and adopted by the Board of Directors. The top 10 holdings, updated quarterly within 10 business days of quarter-end, may be found at moafunds.com and selecting “OUR FUNDS” and choosing the desired fund. The Investment Company discloses to shareholders and others only information that is made available to the public, on a quarterly basis. With the sole exception of certain disclosures to certain parties (“Recipients”) that are for legitimate business purposes and beneficial to the Investment Company, such as providing information reasonably requested by regulatory authorities, by consultants and rating services, no information on portfolio securities will be disclosed to any party until it has first been made available to the public on the Investment Company’s website. Requests by Recipients will be reviewed on a case-by-case basis, and aside from the agreements described below, there are no ongoing arrangements for disclosing information to Recipients. Any disclosures to Recipients may be made only with advance approval of the Chief Executive Officer (“CEO”), Chief Compliance Officer (“CCO”) and counsel, must contain limitations on use, and, if the requested disclosure should include information not already available to the public as stated above, it must be covered by a confidentiality and nondisclosure agreement.
With respect to the MoA US Government Money Market Fund, the MoA US Government Money Market Fund makes certain portfolio holdings information pursuant to Rule 2a-7 of the Investment Company Act of 1940 available monthly on Mutual of America Life Insurance Company’s public website by posting the required information as of the last business day of the previous month, no later than the 5th business day of the month. This information will be maintained on the website for 6 months after posting, and a link is provided to the Fund information on the SEC website. Additionally the Fund provides the SEC with more detailed portfolio holdings information pursuant to Rule 2a-7 via a monthly electronic filing on Form N-MFP. Such information will be submitted electronically to the SEC as of the last business day of the prior month within 5 business days after the end of each month, in an eXtensible Markup Language (“XML”) tagged data format. A link to the Form N-MFP filings is provided on Mutual of America Life Insurance Company’s public website. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the MoA US Government Money Market Fund makes certain portfolio holdings information available daily on Mutual of America Life Insurance Company’s public website by posting the required information each business day as of the end of the preceding business day. The website includes information for each day of the preceding six months, and a link is provided to the Fund information on the SEC website.
Recipients of non-public portfolio holdings of the Funds, at the present time include third parties that provide pricing services, market research providers and other service providers to the Funds. Entities receiving this information agree to: reasonably ensure that the holdings information will be kept confidential, prevent employee use of the information for their personal benefit, and restrict the nature and type of information that they may disclose to third-parties. Primary reliance is placed on the reputation and experience of the third party in properly handling confidential information and non-disclosure agreements when determining that disclosure is not likely to be harmful to a fund.
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At this time, the entities receiving information described in the prior paragraph under agreements containing confidentiality obligations are listed below. Mutual of America Capital Management LLC as Adviser manages the portfolio and is therefore aware of all portfolio holdings information whether public or non-public on a daily basis.
Name of Service Provider	Type of Service Provided	Timing of Release of Portfolio Holdings Information
KPMG LLP	Independent Registered Public Accounting Firm	full fund holdings data regularly
Deloitte	Independent Registered Public Accounting Firm	full fund holdings, ad-hoc, no lag time
Donnelly Financial Solutions (DFIN)	Printer for financial reports	full fund holdings, up to 30 days before filing with the SEC
Ropes & Gray LLP	Fund Counsel	full fund holdings, up to 30 days before filing with the SEC
ICE Data Services	Fixed income security pricing and fair value equity security pricing	full or partial fund holdings daily, with no lag time
Innocap	Risk management services for liquidity and N-PORT	full fund holdings daily, with no lag time
Factset Research Systems Inc.	Financial data service	full or partial fund holdings daily, no lag time
Bloomberg Finance, L.P.	Financial Data Service	full or partial fund holdings daily, no lag time
Morningstar	Ratings Agency	full or partial fund holdings daily, with no lag time
Reuters	Financial Data Service	full or partial fund holdings daily, no lag time
The Bank of New York (BNY)	Custodian and Fund accounting	full fund holdings daily, no lag time
Clearwater, LLP	provides analytics and calculates daily shadow NAV	full fund holdings daily, no lag time
Foreside Fund Services LLC	Distributor	full fund holdings, up to 30 days before shareholder distribution
Bondedge	provides fixed income quantitative analytical application	full or partial fund holdings daily, no lag time
GT Analytics	provides best execution analysis	on a quarterly basis transactions are sent to GT, several days after the end of each quarter
WTax	provides foreign tax reclaim recoupment and relief at source filing services	full fund holdings, ad-hoc, no lag time
Institutional Shareholder Services (ISS)	Proxy voting services and class action filing services	daily feed of custodial holdings, no lag time
Compliance Science	used to monitor persons subject to the codes of ethics for their compliance with the codes of ethics including black-out periods	equity and fixed income transaction data daily, with no lag time
Further, it is the Investment Company’s policy that neither the Investment Company, nor the Adviser, nor any other party receives any compensation for any disclosure of portfolio securities information by the Investment Company.
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MANAGEMENT OF THE INVESTMENT COMPANY
Directors and Officers
The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of seven individuals, six of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). The Directors are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o MoA Funds, 320 Park Avenue, New York, New York 10022-6839.
The Investment Company does not hold annual meetings of shareholders, and each Director, except for Mr. Gaffoglio and Mr. Grayson who were appointed by the Board of Directors, has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.
The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee members also comprise the Nominating Committee. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, facilitate the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. Currently the Audit Committee Chairman and Lead Director is John W. Sibal.
Board oversight of risk is carried out through Board reports and Audit Committee reports. The Board receives reports from management at each quarterly meeting on, among other things, the operations of the Corporation, the performance of the Corporation’s funds, portfolio management matters, and a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters. The Audit Committee receives periodic reports from management and the independent auditors oversee the audit of the annual financial statements.
The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:
●
Joseph R. Gaffoglio. Mr. Gaffoglio is the Chairman of MoA Funds since September 2024, the Chief Executive Officer and Principal Executive Officer of MoA Funds since July 2024, and the President and Chief Executive Officer of Mutual of America Capital Management LLC since July 2024, as well as a Portfolio Manager. Prior to that date, Mr. Gaffoglio was the President of Capital Management. Prior to joining Capital Management, he worked as an Associate Quantitative Analyst at Prudential Equity Group, LLC, and as a Senior Associate at PwC. Mr. Gaffoglio is a graduate of Fordham University. He has an MBA from New York University’s Stern School of Business and holds the designations of Chartered Financial Analyst and Certified Public Accountant. Mr. Gaffoglio is a member of the CFA Society of New York and the CFA Institute. He holds the Series 7 and Series 63 qualifications from FINRA.
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●
Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Fiera Capital’s U.S. Private Wealth Group in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree from Columbia University Business School. She is a Trustee Fellow of Fordham University. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Investment and Compensation Committees. She is a member of the Economic Club of New York, and the Women’s Forum of New York. She has been a member of the Board of the Investment Company since April 2011.
●
Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is the lead independent director of TD Bank, N.A. and TD Bank Group US, and serves as chair of TD Bank's Corporate Governance Committee and chair of its HR/Compensation Committee. He is also a director of Catholic Charities of New York. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of MoA Funds since November 2017.
●
LaSalle D. Leffall, III. Mr. Leffall currently is the Managing Member and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is a Board member of Cabot Properties, an industrial real estate company with assets in the U.S., U.K., continental Europe, and Australia, and a Director of Saul Centers, Inc., a real estate investment trust company. He was a director of the Federal Home Loan Bank of Atlanta, where he previously served as chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. He was elected to the Investment Company Board in April 2011.
●
John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That
20

experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal also served as a Senior Warden and Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company board in April 2011.
●
Margaret M. Smyth. Ms. Smyth is currently a Partner at QIC Global Infrastructure, an ESG-themed infrastructure investment company, and a member of Deloitte's Finance Advisory Council. She was formerly US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen. Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves as a member of the Board of Trustees and the Audit Committee of Concern Worldwide, a member of the Executive Committee of Fordham University President’s Council, and a member of the Advisory Council of the Nasdaq Center for Board Excellence. She is also a Director at Remitly, Frontier Communications, Etsy, Pearce Services, and Renewa. Ms. Smyth has been a member of the Board of the Investment Company since 2007. Ms. Smyth currently serves as the Financial Expert for the Audit Committee for MoA Funds.
●
William E. Whiston. Mr. Whiston is the Senior Adviser to the Chancellor of the Archdiocese of New York. He recently retired from his position as the Chief Financial Officer for the Archdiocese of New York, where he was responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. Mr. Whiston is currently the President of Catholic Indemnity Insurance Company, the CEO of New York Catholic Healthcare Plan, a Director of ArchCare, and a Director of Webster Financial Services Corporation where he is a member of the audit and compensation committees. He has also been honored by the Catholic Church, named as a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011.
Independent Directors

As of March 31, 2025, none of the independent directors or their immediate family members owned beneficially or of record any securities MoA Funds or the distributor of the Funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with MoA Funds or any sub-advisers or the distributor of the Funds.
21

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Carolyn N. Dolan, age 78	Director	since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	29	Director, Market Street Trust Company; Trustee Fellow, Fordham University
Stanley E. Grayson, age 74	Director	since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	29	Director, TD Bank, N.A.; Director, TD Bank Group US; Director, Catholic Charities of New York
LaSalle D. Leffall, III, age 62	Director	since April 2011	Managing Member and Founder of LDL Financial, LLC	29	Board member, Saul Centers, Inc.; Board member, Cabot Properties
John W. Sibal, age 72	Director	since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	29	Director, Eustis Commercial Mortgage Corporation; Former Chairman, New Orleans Recreation Development Foundation
Margaret M. Smyth, age 61	Director	since February 2007	Partner, QIC Global Infrastructure; prior thereto U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	29
Director, Remitly,
Inc.; Director,
Frontier
Communications;
Director, Etsy, Inc.;
Director, Pearce
Services; Director,
Renewa; Board of
Trustees, Concern
Worldwide, USA;
Executive
Committee,
Fordham
University
President's
Council; Advisory
Council, Nasdaq
Center for Board
Excellence

22

Name and Age	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
William E. Whiston, age 71	Director	since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	29	Director, ArchCare; Director, Webster Financial Services Corporation
Interested Director and Officers

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Jospeh R. Gaffoglio, age 52	Chairman, Chief Executive Officer and Principal Executive Officer	since July 2024	President and Chief Executive Officer, Mutual of America Capital Management since July 2024, and Chairman, Chief Executive Officer and Principal Executive Officer of MoA Funds since September 2024; prior thereto, Chief Executive Officer and Principal Executive Officer of MoA Funds since July 2024, and President, Mutual of America Capital Management	29	Mutual of America Holding Company LLC: Mutual of America Securities LLC
23

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Jason A. D'Angelo, age 52	Chief Legal Officer	since July 2022	Executive Vice President and General Counsel since July 2022; prior thereto Executive Vice President and Deputy General Counsel since February 2022; prior thereto Partner, Herrick Feinstein LLP	29	None
Christian Hootman, age 43	Assistant Treasurer	since August 2024	Vice President, Investment Products, Mutual of America Capital Management LLC as of March 2024; prior thereto North American Fund Services Implementation Group Manager and Senior Vice President at Citi Fund Services	29	None
Amy Latkin, age 47	Secretary	since May 2022	Secretary, MoA Funds and Mutual of America Capital Management LLC since May 2022; Vice President, Associate General Counsel, Mutual of America	29	None
Kyle Medlin, age 41	Chief Compliance Officer	since April 2023	Senior Vice President and Chief Compliance Officer, Mutual of America since April 2023; prior thereto Vice President, Compliance, Mutual of America	29	None
24

Name, Age and Address(1)	Position Held With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
R. Jeffrey Young, age 61	President, Treasurer, Chief Financial Officer and Principal Financial Officer	Since June 2023	Executive Vice President, Mutual of America Capital Management LLC as of May 2022; President, Treasurer, Chief Financial Officer and Principal Financial Officer, MoA Funds as of September 2024; President, MoA Funds as of June 2023; prior thereto Senior Director, FIS Transfer Agency	29	Former Independent Trustee, Zell Capital

(1)
The address of each director and officer is c/o MoA Funds, 320 Park Avenue, New York, New York 10022-6839.
Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. The following table shows the amounts allocated to each Fund under contracts owned by each director of the Investment Company as of December 31, 2024.
Fund	Dollar Range of Equity Securities in the Funds
	Joseph R. Gaffoglio	Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
MoA Equity Index	None	None	None	None	None	None	None
MoA All America	None	None	None	None	None	None	None
MoA Small Cap Value	[$10,001- $50,000]	None	None	None	None	None	None
MoA Small Cap Growth	None	None	None	None	None	None	None
MoA Small Cap Equity Index	None	None	None	None	None	None	None
MoA Mid Cap Value	None	None	None	None	None	None	None
MoA Mid Cap Equity Index	[$50,001- $100,000]	None	None	None	None	None	None
MoA Balanced	[Over $100,000]	None	None	None	None	None	None
MoA International	[$10,001- $50,000]	None	None	None	None	None	None
MoA US Government Money Market	[$50,001- $100,000]	None	None	None	None	None	None
MoA Catholic Values IndexTM	[$10,001- $50,000]	None	None	None	None	None	None
MoA Intermediate Bond	[over $100,000]	None	None	None	None	None	None

MoA Core BondTM	None	None	None	None	None	None	None
MoA Retirement Income	None	None	None	None	None	None	None
MoA Clear Passage 2015TM	None	None	None	None	None	None	None
MoA Clear Passage 2020TM	None	None	None	None	None	None	None
25

Fund	Dollar Range of Equity Securities in the Funds
	Joseph R. Gaffoglio	Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
MoA Clear Passage 2025TM	None	None	None	None	None	None	None
MoA Clear Passage 2030TM	None	None	None	None	None	None	None
MoA Clear Passage 2035TM	[Over $100,000]	None	None	None	None	None	None
MoA Clear Passage 2040TM	None	None	None	None	None	None	None
MoA Clear Passage 2045TM	None	None	None	None	None	None	None
MoA Clear Passage 2050TM	None	None	None	None	None	None	None
MoA Clear Passage 2055TM	None	None	None	None	None	None	None
MoA Clear Passage 2060TM	None	None	None	None	None	None	None
MoA Clear Passage 2065TM	None	None	None	None	None	None	None
MoA Conservative Allocation	None	None	None	None	None	None	None
MoA Moderate Allocation	None	None	None	None	None	None	None
MoA Aggressive Allocation	None	None	None	None	None	None	None
Dollar Range of Equity Securities in the Funds:	[Over $100,000]	None	None	None	None	None	None
The officers and directors of the Investment Company own none of its outstanding shares directly, but as shares of separate accounts of the Insurance Company and the American Separate Accounts.
Capital Management and its parent company provide the Independent Directors with business travel and accident insurance and life insurance coverage of $75,000 at no charge to the Funds or the Independent Directors. In addition, in 2024, the Independent Directors were eligible to participate in a program where Capital Management or its parent company provide a matching gift of up to $30,000 to a charity of the Independent Director's selection.
The Investment Company has an Audit Committee consisting of all the independent directors, which meets four times per year prior to each and every quarterly Board meeting. The purposes of the Committee are to assist the Board with its oversight of management and the Investment Company’s auditors regarding corporate accounting, financial reporting practices, and the quality and integrity of the Investment Company’s financial reports, including the Investment Company’s compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence, the performance of the Investment Company’s internal audit function and of its independent auditors, and the preparation of all reports required by SEC rules. The Audit Committee met four times in 2024. Mr. Sibal is the Chairman of the Audit Committee.
The Investment Company has formed a Nominating Committee consisting of all the independent directors, which meets on an as-needed basis. The purposes of the Nominating Committee are to assist the Board, as necessary by identifying individuals qualified to become Board members; to recommend to the Board the director nominees if any are to be voted on at the next annual meeting of shareholders; to assist the Board in the event of any vacancy on the Board by identifying individuals qualified to become Board members, and to recommend to the Board qualified individuals to fill any such vacancy; and to recommend to the Board director nominees for each Board committee. The Nominating Committee will review and consider nominations from shareholders of record that are made in writing to the Secretary MoA Funds at the time that there is a Board vacancy requiring a shareholder vote. The Nominating Committee met once in 2024.
As of March 31, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares of MoA Funds:
Fund Name	Owner Name	City, State	Owned of Record %
MoA Equity Index	Mutual of America Separate Account No. 1	New York, New York	6.29%
	Mutual of America Separate Account No. 2	New York, New York	19.42%
	Mutual of America Clear Passage 2025 Fund	New York, New York	5.57%
	Mutual of America Clear Passage 2030 Fund	New York, New York	8.51%
26

Fund Name	Owner Name	City, State	Owned of Record %
	Mutual of America Clear Passage 2035 Fund	New York, New York	10.06%
	Mutual of America Clear Passage 2040 Fund	New York, New York	9.28%
	Mutual of America Clear Passage 2045 Fund	New York, New York	10.03%
	Mutual of America Clear Passage 2050 Fund	New York, New York	8.25%
MoA All America	Mutual of America Separate Account No. 1	New York, New York	12.97%
	Mutual of America Separate Account No. 2	New York, New York	79.33%
MoA Small Cap Value	Mutual of America Separate Account No. 1	New York, New York	11.50%
	Mutual of America Separate Account No. 2	New York, New York	34.19%
	Mutual of America Clear Passage 2030 Fund	New York, New York	6.66%
	Mutual of America Clear Passage 2035 Fund	New York, New York	7.10%
	Mutual of America Clear Passage 2040 Fund	New York, New York	6.20%
	Mutual of America Clear Passage 2045 Fund	New York, New York	6.23%
	Mutual of America Clear Passage 2050 Fund	New York, New York	5.09%
MoA Small Cap Growth	Mutual of America Separate Account No. 1	New York, New York	13.41%
	Mutual of America Separate Account No. 2	New York, New York	47.96%
	Mutual of America Clear Passage 2045 Fund	New York, New York	6.67%
	Mutual of America Clear Passage 2050 Fund	New York, New York	5.13%
MoA Small Cap Equity Index	Mutual of America Separate Account No. 1	New York, New York	5.82.%
	Mutual of America Separate Account No. 2	New York, New York	16.75%
	Mutual of America Clear Passage 2030 Fund	New York, New York	6.98%
	Mutual of America Clear Passage 2035 Fund	New York, New York	6.95%
	Mutual of America Clear Passage 2040 Fund	New York, New York	11.66%
	Mutual of America Clear Passage 2045 Fund	New York, New York	12.27%
	Mutual of America Clear Passage 2050 Fund	New York, New York	9.40%
	Mutual of America Clear Passage 2055 Fund	New York, New York	8.21%
MoA Mid Cap Value	Mutual of America Separate Account No. 1	New York, New York	12.37%
	Mutual of America Separate Account No. 2	New York, New York	26.12%
	Mutual of America Clear Passage 2030 Fund	New York, New York	10.93%
	Mutual of America Clear Passage 2035 Fund	New York, New York	9.22%
	Mutual of America Clear Passage 2040 Fund	New York, New York	5.96%
	Mutual of America Clear Passage 2045 Fund	New York, New York	6.18%
	Mutual of America Clear Passage 2050 Fund	New York, New York	9.90%
	Mutual of America Clear Passage 2055 Fund	New York, New York	5.58%
MoA Mid Cap Equity Index	Mutual of America Separate Account No. 1	New York, New York	8.46%
	Mutual of America Separate Account No. 2	New York, New York	25.91%
	Mutual of America Clear Passage 2030 Fund	New York, New York	5.34%
	Mutual of America Clear Passage 2035 Fund	New York, New York	7.45%
	Mutual of America Clear Passage 2040 Fund	New York, New York	8.18%
	Mutual of America Clear Passage 2045 Fund	New York, New York	8.61%
	Mutual of America Clear Passage 2050 Fund	New York, New York	7.26%
MoA Balanced	Mutual of America Separate Account No. 1	New York, New York	12.19%
	Mutual of America Separate Account No. 2	New York, New York	85.68%
MoA International	Mutual of America Clear Passage 2025 Fund	New York, New York	6.46%
	Mutual of America Clear Passage 2030 Fund	New York, New York	10.11%
	Mutual of America Clear Passage 2035 Fund	New York, New York	12.45%
	Mutual of America Clear Passage 2040 Fund	New York, New York	13.51%
	Mutual of America Clear Passage 2045 Fund	New York, New York	15.09%
	Mutual of America Clear Passage 2050 Fund	New York, New York	12.00%
	Mutual of America Clear Passage 2055 Fund	New York, New York	7.50%
MoA Catholic Values IndexTM	Mutual of America Life Insurance Company	New York, New York	71.04%
	Archdiocese of Kansas City	Kansas City, Kansas	24.32%
27

Fund Name	Owner Name	City, State	Owned of Record %
MoA US Government Money Market	Mutual of America Separate Account No. 1	New York, New York	19.91%
	Mutual of America Separate Account No. 2	New York, New York	26.61%
	Mutual of America Clear Passage 2025 Fund	New York, New York	5.98%
	Mutual of America Clear Passage 2030 Fund	New York, New York	7.73%
	Mutual of America Clear Passage 2035 Fund	New York, New York	7.64%
MoA Intermediate Bond	Mutual of America Separate Account No. 2	New York, New York	7.82%
	Mutual of America Moderate Allocation Fund	New York, New York	6.05%
	Mutual of America Retirement Income Fund	New York, New York	6.66%
	Mutual of America Clear Passage 2020 Fund	New York, New York	10.11%
	Mutual of America Clear Passage 2025 Fund	New York, New York	18.14%
	Mutual of America Clear Passage 2030 Fund	New York, New York	15.66%
	Mutual of America Clear Passage 2035 Fund	New York, New York	8.02%
	Mutual of America Clear Passage 2040 Fund	New York, New York	5.43%
MoA Core BondTM	Mutual of America Separate Account No. 2	New York, New York	12.13%
	Mutual of America Clear Passage 2020 Fund	New York, New York	7.31%
	Mutual of America Clear Passage 2025 Fund	New York, New York	15.96%
	Mutual of America Clear Passage 2030 Fund	New York, New York	17.57%
	Mutual of America Clear Passage 2035 Fund	New York, New York	14.07%
	Mutual of America Clear Passage 2040 Fund	New York, New York	7.97%
MoA Retirement Income	Mutual of America Separate Account No. 1	New York, New York	25.88%
	Mutual of America Separate Account No. 2	New York, New York	46.03%
MoA Clear Passage 2020TM	Mutual of America Separate Account No. 1	New York, New York	27.55%
	Mutual of America Separate Account No. 2	New York, New York	58.63%
MoA Clear Passage 2025TM	Mutual of America Separate Account No. 1	New York, New York	25.89%
	Mutual of America Separate Account No. 2	New York, New York	56.20%
MoA Clear Passage 2030TM	Mutual of America Separate Account No. 1	New York, New York	26.28%
	Mutual of America Separate Account No. 2	New York, New York	54.51%

MoA Clear Passage 2035TM	Mutual of America Separate Account No. 1	New York, New York	26.93%
	Mutual of America Separate Account No. 2	New York, New York	51.88%
MoA Clear Passage 2040TM	Mutual of America Separate Account No. 1	New York, New York	27.26%
	Mutual of America Separate Account No. 2	New York, New York	54.24%
MoA Clear Passage 2045TM	Mutual of America Separate Account No. 1	New York, New York	26.45%
	Mutual of America Separate Account No. 2	New York, New York	55.11%
MoA Clear Passage 2050TM	Mutual of America Separate Account No. 1	New York, New York	26.74%
	Mutual of America Separate Account No. 2	New York, New York	54.77%
MoA Clear Passage 2055TM	Mutual of America Separate Account No. 1	New York, New York	27.42%
	Mutual of America Separate Account No. 2	New York, New York	53.07%
MoA Clear Passage 2060TM	Mutual of America Separate Account No. 1	New York, New York	27.42%
	Mutual of America Separate Account No. 2	New York, New York	52.36%
MoA Clear Passage 2065TM	Mutual of America Separate Account No. 1	New York, New York	28.32%
	Mutual of America Separate Account No. 2	New York, New York	49.20%
MoA Conservative Allocation	Mutual of America Separate Account No. 1	New York, New York	26.68%
	Mutual of America Separate Account No. 2	New York, New York	70.29%
MoA Moderate Allocation	Mutual of America Separate Account No. 1	New York, New York	22.71%
	Mutual of America Separate Account No. 2	New York, New York	74.91%
MoA Aggressive Allocation	Mutual of America Separate Account No. 1	New York, New York	23.26%
	Mutual of America Separate Account No. 2	New York, New York	75.26%
Set forth below is a table showing compensation paid to the Independent Directors during 2024. The directors and officers as a group own less than 1% of the shares of the Fund.
28

Director Compensation From Investment Company
MoA Equity Index	$32,839
MoA All America	$32,839
MoA Small Cap Value	$32,839
MoA Small Cap Growth	$32,839
MoA Small Equity Index	$32,839
MoA Mid Cap Value	$32,839
MoA Mid Cap Equity Index	$32,839
MoA Balanced	$32,839
MoA International	$32,839
MoA Catholic Values Index	$32,839
MoA US Government Money Market	$32,839
MoA Intermediate Bond	$32,839
MoA Core Bond	$32,839
MoA Retirement Income	$32,839
MoA Clear Passage 2015	$32,839
MoA Clear Passage 2020	$32,839
MoA Clear Passage 2025	$32,839
MoA Clear Passage 2030	$32,839
MoA Clear Passage 2035	$32,839
MoA Clear Passage 2040	$32,839
MoA Clear Passage 2045	$32,839
MoA Clear Passage 2050	$32,839
MoA Clear Passage 2055	$32,839
MoA Clear Passage 2060	$32,839
MoA Clear Passage 2065	$32,839
MoA Conservative Allocation	$32,839
MoA Moderate Allocation	$32,839
MoA Aggressive Allocation	$32,839
Total Compensation	$919,500
In 2024, Directors who are not “interested persons” of the Investment Company received from the Investment Company an annual retainer of $110,000 for all Directors, except for the financial expert and lead director who each receive $115,000 and $132,500, respectively. The Directors who are not “interested persons” also received a fee of $4,000 for each Board or Committee meeting they attend. The total retainer, meeting fees and other expenses are allocated proportionately to the Investment Company.
In 2024, Directors who are not interested persons of the Investment Company did not serve as directors of another investment company in the same complex as the Investment Company.

INVESTMENT ADVISORY ARRANGEMENTS
Investment Adviser. The Investment Company’s investment adviser is Mutual of America Capital Management LLC, an indirect wholly-owned subsidiary of the Insurance Company. The Adviser’s address is 320 Park Avenue, New York, New York 10022-6839. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.
Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from the Insurance Company. The Adviser provides investment management services to the Investment Company, the General Account of the Insurance Company and unaffiliated entities.
29

The Adviser provides advisory services for the Investment Company’s Funds, in accordance with the Funds’ investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser’s activities are subject at all times to the supervision and approval of the Investment Company’s Board of Directors.
Under the Investment Advisory Agreement, the Adviser agrees to provide investment management services to the Investment Company. These services include:
●
performing investment research and evaluating pertinent economic, statistical and financial data;
●
consultation with the Investment Company’s Board of Directors and furnishing to the Investment Company’s Board of Directors recommendations with respect to the overall investment plan;
●
implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;
●
management of investments;
●
reporting to the Investment Company’s Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;
●
maintaining all required records;
●
making arrangements for the safekeeping of assets; and
●
providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.
The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.
Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:
MoA Equity Index, MoA Mid Cap Equity Index, and MoA Small Cap Equity Index Funds — .075%
MoA All America, MoA Balanced and MoA Intermediate Bond Funds — .40%
MoA Core Bond Fund — .39%
MoA Small Cap Growth Fund — .75%
MoA Small Cap Value Fund — .75%
MoA Mid Cap Value Fund — .55%
MoA Mid Cap Growth Fund — .55%
MoA Catholic Values Index Fund — .15%
MoA International Fund — .40%
MoA US Government Money Market Fund — .15%
MoA Asset Allocation Funds — .00%
MoA Clear Passage Funds — .05%
Investment Advisory Fees Paid by Funds to Adviser For Past Three Years
Fund	2024	2023	2022
MoA Equity Index Fund	$4,233,081	$3,595,915	$3,322,091
MoA All America Fund	$1,232,230	$1,152,322	$1,245,574
MoA Small Cap Value Fund	$2,950,487	$2,928,843	$3,759,493
MoA Small Cap Growth Fund	$3,022,361	$3,152,220	$3,773,096
MoA Small Cap Equity Index Fund	$153,785	$136,643	$114,206
MoA Mid Cap Value Fund	$987,350	$648,244	$688,700
MoA Mid Cap Equity Index Fund	$1,151,505	$1,145,670	$1,303,342
MoA Balanced Fund	$777,855	$726,464	$773,399
MoA International Fund	$4,716,790	$991,782	$852,735
MoA Catholic Values Index Fund	$10,039	$7,545	$6,434
MoA US Government Money Market Fund	$793,426	$670,008	$340,706
MoA Intermediate Bond Fund	$3,678,996	$3,555,754	$3,541,315
30

Fund	2024	2023	2022
MoA Core Bond Fund	$8,341,085	$7,341,824	$7,227,364
MoA Retirement Income Fund	$102,330	$101,865	$103,921
MoA Clear Passage 2020 Fund	$238,023	$244,319	$269,304
MoA Clear Passage 2025 Fund	$561,490	$540,358	$541,634
MoA Clear Passage 2030 Fund	$682,197	$599,661	$562,626
MoA Clear Passage 2035 Fund	$665,632	$556,957	$504,891
MoA Clear Passage 2040 Fund	$566,439	$465,231	$419,149
MoA Clear Passage 2045 Fund	$583,895	$479,344	$434,269
MoA Clear Passage 2050 Fund	$457,960	$368,610	$327,087
MoA Clear Passage 2055 Fund	$255,869	$193,838	$157,978
MoA Clear Passage 2060 Fund	$138,706	$94,912	$67,488
MoA Clear Passage 2065 Fund	$48,262	$24,742	$11,810
Total Fees	$36,349,793	$36,349,793	$30,348,612
Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:
●
brokers’ commissions, transfer taxes and other fees relating to the Fund’s portfolio transactions,
●
directors’ fees and expenses,
●
fees and expenses of its independent registered public accountants for audit and tax compliance services,
●
all legal and compliance costs incurred by the Fund in its operations, including as a registered investment company under the Investment Company Act of 1940,
●
the cost of the printing and mailing annual and semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,
●
the cost of preparation and filing registration statements and amendments thereto,
●
bank transaction charges and custodian’s fees,
●
any proxy solicitors’ fees and expenses,
●
SEC filing fees,
●
any federal, state or local income or other taxes,
●
any membership or licensing fees of the Investment Company Institute and similar organizations,
●
fidelity bond and directors’ liability insurance premiums,
●
accounting and recordkeeping services, and
●
any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.
Portfolio Manager Compensation — Adviser
This description of the structure of, and the method used to determine the compensation of, the portfolio managers applies to all portfolio managers of the Adviser and the person overseeing the index Funds of the Investment Company.
A discussion regarding the basis for the board of directors approving any investment advisory contract of the Funds is available in the Fund's Form N-CSR for the year ended 2024.
31

All portfolio managers of the Adviser receive a fixed base annual salary and may qualify for an annual incentive compensation award, or bonus. The bonus is based upon the pre-tax annual performance of the portions or segments (“portfolio”) of Funds managed by the portfolio manager relative to the appropriate nationally recognized benchmarks which have been selected for each portfolio, which can be adjusted by a factor related to the performance of the Insurance Company. The portfolio benchmarks consist of well-recognized indices such as the Standard and Poor’s® 500 Index, and the Russell 2000® Index, which vary by portfolio and are more specifically described by portfolio in the Prospectus and this SAI.
All employees of the Adviser are entitled to health insurance, group life insurance and group disability coverage, a non-contributory defined benefit pension plan, and an employer-matched 401(k) plan. Certain senior management employees are also eligible for a long term performance-based incentive compensation plan. Under the plan, shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Insurance Company’s General Account statutory surplus and the maintenance of certain financial ratios. No relocation plan applies to the portfolio managers.
Name	Title	Portfolios Managed/ Overseen	Incentive Compensation Benchmark
Duygu Akyatan	Executive Vice President, Head of Equity Research	Small Cap (MoA All America Fund) MoA Small Cap Growth Fund MoA Mid Cap Growth Fund	Russell 2000® Growth Russell 2000® Growth Russell Midcap® Growth
Joseph R. Gaffoglio	President and Chief Executive Officer	Large Cap Core (MoA Balanced Fund) MoA Clear Passage Funds MoA Asset Allocation Funds	S&P 500® S&P 500® Bloomberg U.S. Aggregate Bond
Eric Lockenvitz	Vice President, Quantitative Research	MoA International Fund	MSCI EAFE
Christopher Malfant	Executive Vice President, Head of Fixed Income	MoA Core Bond FundTM Fixed Income (MoA Balanced Fund) MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Bloomberg U.S. Aggregate Bond Bloomberg Intermediate U.S. Government/Credit Bond
Thad Pollock	Executive Vice President, Head of Value Equity	Small Cap (MoA All America Fund) MoA Small Cap Value Fund Mid Cap (MoA All America Fund) MoA Mid Cap Value Fund MoA Mid Cap Growth Fund	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value Russell Midcap® Growth
Stephen J. Rich	Chairman	Small Cap (MoA All America Fund) MoA Small Cap Value Fund Mid Cap (MoA All America Fund) MoA Mid Cap Value Fund	Russell 2000® Value Russell 2000® Value Russell Midcap® Value Russell Midcap® Value
Jacqueline Sabella	Senior Vice President, Fixed Income	MoA Core Bond FundTM Fixed Income (MoA Balanced Fund) MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Bloomberg U.S. Aggregate Bond Bloomberg Intermediate U.S. Government/Credit Bond
Ron Viener	Senior Vice President, Head of Trading	MoA Equity Index Fund MoA Small Cap Equity Index Fund MoA Mid-Cap Equity Index Fund Equity Index (MoA All America Fund) MoA Catholic Values Index FundTM	S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index
32

Name	Title	Portfolios Managed/ Overseen	Incentive Compensation Benchmark
Erik Wennerstrum	Vice President, Quantitative Research	MoA Equity Index Fund MoA Small Cap Equity Index Fund MoA Mid-Cap Equity Index Fund Equity Index (MoA All America Fund) MoA Catholic Values Index Fund	S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index
Jamie A. Zendel	Executive Vice President, Head of Quantitative Strategies
MoA Equity Index Fund
MoA Small Cap Equity Index Fund
MoA Mid-Cap Equity Index Fund
Equity Index (MoA All America Fund)
MoA Catholic Values Index FundTM
MoA International Fund
Large Cap Core (MoA Balanced Fund)
MoA Clear Passage Funds
MoA Asset Allocation Funds
S&P 500® S&P 600® S&P 400® Russell 3000® S&P 500® Catholic Values Index MSCI EAFE S&P 500® S&P 500® Bloomberg U.S. Aggregate Bond
Other Information — Adviser
The Adviser’s portfolio managers do not manage funds or portfolios for entities other than clients of the Adviser. In addition to unaffiliated entities, the Adviser manages Funds of the Investment Company, a few individually managed pension plans holding contracts with the Insurance Company, all of which are identified below, and certain institutional clients who have contracted with the Adviser for asset allocation services. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund or account.
It is possible that conflicts of interest may arise when managing each Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating time, resources and investment opportunities across multiple funds and accounts. In addition, the Funds and accounts may have different objectives, benchmarks, time horizons, and fees. Due to differences in the investment strategies or restrictions between each Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to each Fund.
In addition, a Fund’s trade allocation policies and procedures may give rise to conflicts of interest if the Fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by the Adviser. A portfolio manager may execute transactions for another Fund or account that may adversely impact the value of securities held by a Fund. Securities selected for other Funds or accounts may outperform the securities selected for the Fund. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. The Adviser has adopted several policies and procedures designed to mitigate these potential conflicts, including a Code of Ethics and policies that govern the Adviser’s trading practices. The Adviser employs policies for the aggregation and allocation of trades across multiple Funds and multiple accounts. There is no assurance that such policies and procedures will be effective in addressing all conflicts of interest or in ensuring the fair and equitable treatment of all accounts in the aggregate or in each instance. The following information concerning the portfolio managers and the person overseeing the index Funds is in addition to that provided in the Prospectus under the heading, “Portfolio Managers”.
33

The section under each Portfolio Manager’s name entitled “Ownership of Securities” sets forth the dollar range of equity securities in the Investment Company Funds beneficially owned by the Portfolio Manager. The access persons of the Adviser are subject to restrictions contained in the Code of Ethics adopted by the Adviser in accordance with Rule 204A-1 under the Investment Advisers Act of 1940, which addresses conflicts of interest between access persons and a Fund. Trades are allocated pro rata among clients. The information is presented in tabular format followed by more detailed explanatory text.
Portfolio Manager	Registered Investment Companies [Assets as of 12/31/24]	Other Pooled Investment Vehicles [Assets as of 12/31/24]	Other Accounts [Assets as of 12/31/24]	Ownership of Securities
Duygu Akyatan	2 Funds [428.3 million]	0	0	0
Joseph R. Gaffoglio	16 Funds [$10,096.5 million]	0	1 other account: [$91.0 million]
MoA Balanced Fund
[Over $100,000]
MoA Mid Cap Equity
Index [$50,001 -
$100,000]
MoA Small Cap Value
Fund [$10,001 -
$50,000]
MoA Intermediate
Bond Fund [over
$100,000]
MoA International
Fund [$10,001 -
$50,000]
MoA US Government
Money Market Fund
[$50,001-$100,000]
MoA Clear Passage
2035 Fund [Over
$100,000]
MOA Catholic Values
Index Fund
[$10,001-$50,000]

Eric Lockenvitz	1 Fund [$1,654.6 million]	0	0	MoA Equity Index [$50,001-$100,000] MoA Small Cap Value Fund [$0 - 10,000] MoA Small Cap Growth Fund [$0 - $10,000] MoA International Fund [$0 - $10,000]
Christopher Malfant	3 Funds [$3,178.4 million]	0	3 other accounts: [$6,749.6 million]	MoA Clear Passage 2040 Fund [Over $100,000]
34

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/24]	Other Pooled Investment Vehicles [Assets as of 12/31/24]	Other Accounts [Assets as of 12/31/24]	Ownership of Securities
Thad Pollock	7 Funds [$1,130.7 milliion]	0	2 other accounts [$110.3 million]
MoA All America Fund
[$0 - $10,000]
MoA Mid Cap Equity
Index Fund
[$50,001-$100,000]
MoA Mid Cap Value
Fund [over $100,000]
MoA Small Cap
Growth Fund [over
$100,000]
MoA Small Cap Equity
Index Fund [$10,001 -
$50,000]
MoA Small Cap Value
Fund [over $100,000]
MoA Clear Passage
2045 Fund [$0 -
$10,000]

Stephen Rich	4 Funds [$662.4 million]	0	1 other account: [$17.2 million]	MoA Small Cap Value Fund [over $100,000] MoA Mid Cap Value Fund [over $100,000]
Jacqueline Sabella	3 Funds [$3,178.4 million]	0	3 other accounts: [$6,749.6 million]	MoA Intermediate Bond Fund [Over $100,000]
Ron Viener	5 Funds [$7,806.1 million]	0	1 other account: [$16.1 million]
MoA All America Fund
[$10,001 - $50,000]
MoA Equity Index
Fund [$10,001 -
$50,000]
MoA Mid Cap Value
Fund [$10,001 -
$50,000]
MoA Small Cap
Growth Fund [$50,001
- $100,000]
MoA Small Cap Value
Fund [$50,001 -
$100,000]

35

Portfolio Manager	Registered Investment Companies [Assets as of 12/31/24]	Other Pooled Investment Vehicles [Assets as of 12/31/24]	Other Accounts [Assets as of 12/31/24]	Ownership of Securities
Erik Wennerstrum	5 Funds [$7,806.1 million]	0	1 other account: [$16.1 million]
MoA Equity Index
Fund [$10,001 -
$50,000]
MoA Mid-Cap Equity
Index Fund [$10,001 -
$50,000]
MoA Small Cap Equity
Index Fund [$1,001 -
$10,000]
MoA Mid Cap Value
Fund [$1,001 -
$10,000]
MoA Small Cap
Growth Fund [$1,001 -
$10,000]
MoA Small Cap Value
Fund [$1,001 -
$10,000]
MoA Small Cap Equity
Index Fund [$10,001 -
$50,000]

Jamie A. Zendel	21 Funds [$19,434.6 million]	0	2 other accounts: [$107.0 million]
MoA Equity Index
Fund [over $100,000]
MoA Mid Cap Equity
Index Fund [$50,001 -
$100,000]
MoA US Government
Money Market Fund
[$10,001-50,000]
MoA International
Fund
[$50,001-$100,000]
MoA Clear Passage
2040 Fund
[over $100,000]

Duygu Akyatan — Executive Vice President
●Length of Service:	With Adviser since 2004; 30 years of investment experience
●Role:	Director of Equity Research with a focus on the healthcare industry and a Portfolio Manager of the MoA Mid Cap Growth Fund, MoA Small Cap Growth Fund and small cap segment of the MoA All America Fund.
●Education:	Undergraduate, Bryn Mawr College
Joseph R. Gaffoglio — President and Chief Executive Officer
●Length of Service:	With Adviser since 2005; 29 years in the investment management field
●Role:
Focus on quantitative research and risk management, and responsible for rebalancing and reallocation of the investments of the MoA Clear Passage Funds and Asset Allocation Funds, and for managing large cap portfolios for MoA Balanced
Fund

36

●Education:	Undergraduate, Fordham University; MBA New York University; CFA; CPA
Eric Lockenvitz — Vice President, Quantitative Research
●Length of Service:	With Adviser since 2023; 12 years investment experience
●Role:	Quantitative research and risk management and a Portfolio Manager of the MoA International Fund.
●Education:	Undergraduate, Lafayette College; CFA
Christopher Malfant — Executive Vice President and Head of Fixed Income
●Length of Service:	With Adviser since 2022; 20 years investment experience
●Role:	Sets fixed income strategy and manages the MoA Core Bond Fund, MoA Intermediate Bond Fund and the fixed income portion of the MoA Balanced Fund.
●Education:	Undergraduate, Duke University; MBA, University of Chicago Booth School of Business
Thad Pollack — Executive Vice President and Head of Value Equity
●Length of Service:	With Adviser since 2023; 25 years investment experience
●Role:	Portfolio Manager for the MoA Small Cap Value Fund, MoA Small Cap Growth Fund, MoA Mid Cap Value Fund, MoA Mid Cap Growth Fund and the small cap and mid-cap segments of the MoA All America Fund
●Education:	Undergraduate, Yale University; CFA
Stephen J. Rich — Chairman
●Length of Service:	With Adviser since 2004; 33 years investment experience
●Role:	Portfolio Manager for the MoA Small Cap Value Fund, MoA Mid Cap Value Fund and the small cap and mid-cap value segments of the MoA All America Fund
●Education:	Undergraduate, Princeton University; MBA, New York University
Jacqueline Sabella — Senior Vice President and Portfolio Manager
●Length of Service	With Adviser since 2000; 27 years investment experience
●Role	Manager of mortgage-backed securities portfolio of fixed income funds for the MoA Funds
●Education	Undergraduate, Marymount Manhattan College
Ron Viener — Senior Vice President, Head of Trading and Middle Office
●Length of Service:	With Adviser since 2020; 24 years investment experience
●Role:	Equity trading and Portfolio Manager for the MoA Funds index funds
●Education:	Undergraduate, SUNY Albany; MBA New York University
Erik Wennerstrum — Vice President and Portfolio Manager
●Length of Service:	With Adviser since 2019; 10 years investment experience
●Role:	Works with the Adviser’s quantitative research group and serves as a portfolio manager of the MoA Funds equity index Funds
●Education:	Undergraduate, James Madison University; CPA
37

Jamie A. Zendel — Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration
●Length of Service:	With Adviser since 2007; 27 years investment experience
●Role:	Portfolio manager for the MoA Funds equity index funds, MoA International Fund, large cap portfolio for the MoA All America Fund, and MoA Clear Passage and MoA Asset Allocation funds
●Education:	Undergraduate, University of Wisconsin — Madison; FRM
Subadvisory Fees. There were no Subadvisory fees paid during 2024, 2023 or 2022.
Codes of Ethics. The Investment Company, the Adviser, and the Insurance Company have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes (generally, persons with access to information about the investment programs of the Funds) may not purchase certain securities in which the Investment Company’s Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur within certain black-out periods imposed under the codes. The Investment Company has also adopted a code of ethics applicable to its chief executive officer and principal financial and accounting officers as disclosed in its Form N-CSR.
The Adviser has adopted a code of ethics that meets the requirements of Rule 204A-1 under the Investment Advisers Act of 1940.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Selection of Brokers and Dealers

The Adviser is responsible for decisions to buy and sell securities for the Funds of the Investment Company for which it provides services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.
●
The Adviser selects broker-dealers which, in its best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.
●
The Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those other broker-dealers may charge, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.
●
The Adviser may place certain orders with their affiliates, subject to the requirements of the 1940 Act.
Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.
The Adviser will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser uses these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser in providing investment advice to the Investment Company. To the extent that the Adviser uses research and statistical data services so obtained, its expenses may be reduced.
38

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.
Aggregate Brokerage Commissions Paid by the Funds
During its Three Most Recent Fiscal Years
	2024	2023	2022
MoA Fund
MoA Equity Index	$82,874	$65,205	$51,245
MoA All America	$82,468	$52,222	$59,744
MoA Small Cap Value	$484,149	$175,857	$145,832
MoA Small Cap Growth	$282,730	$350,899	$524,388
MoA Small Equity Index	$26,629	$44,823	$33,536
MoA Mid Cap Value	$68,174	$45,472	$8,059
MoA Mid Cap Equity Index	$90,016	$191,478	$118,770
MoA Balanced	$11,496	$12,094	$18,619
MoA International	$436,522	$174,031	$158,568
MoA Catholic Values Index	$187	$171	$118
Total Commissions	$1,565,244	$1,159,107	$1,175,723
As of the close of the fiscal year ended December 31, 2024, the Funds listed below owned securities of their “regular broker-dealers” (as defined by Rule 10b-1 under the 1940 Act) or of their parents. (Generally, a regular broker or dealer of an investment company is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from participating in portfolio transactions, engaged as principal in the largest dollar amount of portfolio transactions, or sold the largest dollar amount of portfolio securities during the Fund’s most recent fiscal year). The table below sets out the name of the broker or dealer (and, if applicable, parent) and the aggregate value of the securities of the regular broker or dealer (or parent) held by the respective Fund as of December 31, 2024.
Aggregate Value of the Securities of Regular Brokers or Dealers
Held by Fund as of December 31, 2024
Name of Broker or Dealer
	Barclays Capital Inc.	BNY Mellon Capital Markets, LLC	Goldman Sachs & Co, LLC	J.P. Morgan Securities LLC	Morgan Stanley & Co. LLC	Raymond James (USA) LTD.	Stifel, Nicolaus & Company, Incorporated	Wells Fargo Securities LLC
MoA Equity Index	$0	$6,477,845	$20,844,513	$78,259,562	$18,085,073	$3,295,792	$0	$27,119,594
MoA All America	$0	$204,675	$658,513	$2,472,609	$0	$861,771	$279,203	$856,858
MoA Small Cap Value	$0	$0	$0	$0	$0	$0	$3,685,219	$0
MoA Small Cap Growth	$0	$0	$0	$0	$0	$0	$0	$0
MoA Small Cap Equity Index	$0	$0	$0	$0	$0	$0	$0	$0
MoA Mid Cap Value	$0	$0	$0	$0	$0	$0	$0	$0
MoA Mid Cap Equity Index	$0	$0	$0	$0	$0	$0	$0	$0
MoA Balanced	$0	$0	$2,043,109	$3,987,010	$0	$0	$0	$680,779
MoA International	$19,434,092	$0	$0	$0	$0	$0	$0	$0
MoA Catholic Values Index	$0	$0	$0	$0	$27,030	$4,815	$0	$0
MoA US Government Money Market	$0	$0	$0	$0	$0	$0	$0	$0
MoA Intermediate Bond	$2,021,134	$0	$9,195,720	$10,827,958	$11,003,896	$0	$0	$9,528,008
39

Name of Broker or Dealer
	Barclays Capital Inc.	BNY Mellon Capital Markets, LLC	Goldman Sachs & Co, LLC	J.P. Morgan Securities LLC	Morgan Stanley & Co. LLC	Raymond James (USA) LTD.	Stifel, Nicolaus & Company, Incorporated	Wells Fargo Securities LLC
MoA Core Bond	$3,031,701	$0	$21,509,993	$22,196,459	$21,156,730	$0	$0	$21,492,223
MoA Retirement Income	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2015	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2020	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2025	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2030	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2035	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2040	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2045	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2050	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2055	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2060	$0	$0	$0	$0	$0	$0	$0	$0
MoA Clear Passage 2065	$0	$0	$0	$0	$0	$0	$0	$0
MoA Conservative Allocation	$0	$0	$0	$0	$0	$0	$0	$0
MoA Moderate Allocation	$0	$0	$0	$0	$0	$0	$0	$0
MoA Aggressive Allocation	$0	$0	$0	$0	$0	$0	$0	$0
Commissions to Affiliated Brokers

For the years 2024, 2023 and 2022 no commissions were paid to affiliated brokers.
Portfolio Turnover

The Adviser does not consider portfolio turnover rate to be a limiting factor when the Adviser deems it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures its holdings. The Adviser does not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether and when to sell that security.

PURCHASE, REDEMPTION AND PRICING OF SHARES
Calculation of Net Asset Value

A shareholder (including a Separate Account) purchases or redeems shares of a Fund at net asset value. A Fund’s net asset value is equal to:
●
the sum of the value of the securities the Fund holds,
●
plus any cash or other assets, including interest and dividends accrued, and
●
minus all liabilities, including accrued expenses.
The net asset value of each Fund is determined once daily immediately after the declaration of dividends, if any, and is determined as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund’s net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day.
40

A Fund’s net asset value per share is equal to the Fund’s net asset value divided by the number of Fund shares outstanding.
Pricing of Securities Held by the Funds

In determining a Fund’s net asset value, the Adviser must value the securities and other assets the Fund owns.
For all Funds except for MoA US Government Money Market Fund:
1)
If market quotations are readily available for an investment, the Adviser uses market value as follows:
●
Equity securities that are traded on a securities exchange are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, as reported by a pricing service.
●
Debt securities, including corporate bonds; obligations of the U.S. Treasury and U.S. Government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite quotations obtained from third party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”).
2)
If no current market quotation is readily available or reliable for a security, the fair value of the security will be determined in accordance with the Funds' valuation procedures. See “Pricing of Fund Shares” in the Prospectus.
3)
If a money market security has a remaining maturity of 60 days or less, the Adviser will generally use the amortized cost method of valuation to approximate market value, except that:
●
Market value will be used instead if the amortized cost value is determined to be materially different from the actual market value of the security.
4)
For stock options and futures contracts, these valuation methodologies generally apply:
●
Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.
●
Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.
5)
For Funds that invest in underlying investment companies:
●
For any portion of a Fund’s assets that are invested in an underlying investment company, that Fund’s net asset value is calculated based on the net asset values of the investment company in which the Fund has invested except for investments in ETFs, which are based on the market value of the ETFs.
For MoA US Government Money Market Fund:
In accordance with Rule 2a-7 under the 1940 Act, the securities in the portfolio of a money market fund are generally valued at amortized cost if such value is approximately the same as market value or at market value (based on market-based prices); or, if market value is not available, fair value. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.
The Board has established procedures that require the review of the Fund’s securities, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action, if any, as the Board deems appropriate.
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Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.
While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund may obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, may receive a somewhat lower yield than they would otherwise receive. The opposite would be expected to happen during a period of rising interest rates.
Frequent Transfers

The Prospectus discloses the Investment Company’s policy on frequent transfers.
The Investment Company has no arrangements with any person or entities to permit frequent transfers and no such arrangements are permitted.

TAXATION OF THE FUNDS
The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations. The discussion below does not address the tax considerations applicable to investors through Separate Accounts.
Taxes on Funds’ Investment Earnings and Income

Each Fund has in the past elected to be treated as and qualified for the special tax treatment afforded a “regulated investment company” (“RIC”) under Subchapter M of the Code, and each Fund intends to continue to qualify and be eligible for treatment under Subchapter M. A Fund will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies for treatment as a RIC.
If any Fund were to fail to qualify for treatment as a RIC, it would be subject to Federal income tax on its ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If a Fund were to pay Federal income tax, its investment performance would be negatively affected.
To qualify or continue to qualify for treatment as a RIC, a Fund must distribute with respect to each taxable year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year, and must meet several additional requirements. For each Fund, these requirements
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include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”); and (2) the Fund must diversify its holdings so that, at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (b) not more than 25% of the value of its total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (i) the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).
In general, for purposes of the 90% gross income requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.
For purposes of the RIC Diversification Requirements, the term “issuer’s outstanding voting securities” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the RIC Diversification Requirements above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the RIC Diversification Requirements.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If such Fund were ineligible to or otherwise did not cure such failure for any year, or if such Fund otherwise failed to qualify for treatment as a RIC for any taxable year, then for Federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and all distributions from earnings and profits, including any distributions of net tax-exempt income (if any) and net capital gains (as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (each as described below). Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates.
If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or November 30 or December 31 if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on
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the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. As of December 31, 2024, the following capital loss carryforwards were available:
Capital Loss Carryforwards
for the year ended December 31, 2024
MoA Fund	Ordinary	Short Term	Long Term	Total Capital Loss Carryforward
MoA International	$55,125,966	($46,856,383)	($41,134,683)	($32,865,100)
MoA Intermediate Bond	$33,186,211	($667,029)	($54,517,570)	($21,998,388)
MoA Core Bond	$81,941,005	($16,352,481)	($125,962,238)	($60,373,714)
Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains , and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
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If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.
Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.
Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.
In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks held by the Fund and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company (“PFIC”).
In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
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Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Tax Implications of Certain Fund Investments in Other RICs.

If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a RIC (each, an “underlying RIC”), and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of such dividends as “qualified dividend income” when it distributes such portion to its shareholders, provided holding period and other requirements are met.
If a Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of such dividends as eligible for the dividends-received deduction as well when it distributes such portion to its shareholders, provided holding period and other requirements are met.
If an underlying RIC in which a Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets shareholder notice and other requirements. The foregoing rules may cause the tax treatment of a Fund’s gains, losses and distributions to differ at times from the tax treatment that would apply if the Fund invested directly in the types of securities held by the underlying RIC. As a result, investors may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than they otherwise would.
Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. In addition, payment-in-kind obligations will give rise to income which is required to be distributed and is taxable even though the Fund holding the obligation receives no interest payment in cash on the obligation during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. If the Fund makes the election referred to in the preceding sentence, then the rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.
If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Fund had not held such obligations.
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A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.
Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.
At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent a Fund should recognize market discount on such a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate a Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.
Passive Foreign Investment Companies. Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.
Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option
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premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the dividends-received deduction, as the case may be.
The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book
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income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.
Foreign Taxation

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding or other foreign taxes, which will reduce the yield on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of a Fund’s taxable year, more than 50% of the assets of the Fund consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund.
A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund is eligible to make such an election for a given year, it may determine not to do so.
If a Fund does not qualify for or does not make such election, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund, if any. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.
Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
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Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions, but it is not expected that any gain or loss will be realized in respect of Fund shares of the MoA US Government Money Market Fund because of the Fund's policy to maintain its net asset value at a constant $1.00 per share. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, subject to the discussion below regarding money market funds, all or a portion of any loss realized upon a taxable disposition of Fund shares will generally be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ prospectuses for more information.
A shareholder of the MoA US Government Money Market Fund may elect the “NAV method” for computing gains and losses from redemptions and exchanges. Under the NAV method, rather than computing gain or loss separately for each taxable disposition of Fund shares, an electing shareholder determines gain or loss on an aggregate basis for each “computation period” (which could be a taxable year or certain shorter periods within a taxable year). Gain or loss under the NAV method is based on the change in the aggregate value of the electing shareholder’s shares during the applicable period (or, for the first period in which the NAV method applies, the difference between the aggregate value at the end of the period and the adjusted tax basis at the beginning of the period), reduced by the shareholder’s purchases of Fund shares (including purchases through reinvestment of dividends) and increased by the proceeds of redemptions of Fund shares during that period. If a shareholder holds shares as a capital asset, any resulting net gain or loss is treated as short-term capital gain or loss. The NAV method election is generally made by a shareholder on a fund-by-fund basis. Additionally, if a shareholder holds the Fund’s shares in more than one account, the shareholder is required to treat each account as a separate fund for purposes of these rules. Additionally, the IRS has issued guidance providing that any loss realized on a sale of shares of the Fund will not be disallowed under the “wash sale” rules to the extent the Fund qualifies as a “money market fund” under the 1940 Act.
The MoA US Government Money Market Fund does not currently intend to avail itself of the ability to impose discretionary liquidity fees on fund redemptions (such fee not to exceed two percent of the value of the shares redeemed), as permitted under Rule 2a-7 under the 1940 Act. However, the Board reserves the right to change the Fund’s policy regarding the imposition of discretionary liquidity fees if the Fund's Board determines that a liquidity fee is in the best interests of the Fund.
There is uncertainty with respect to the tax treatment of liquidity fees received by the MoA US Government Money Market Fund. The tax treatment of liquidity fees may be the subject of future guidance issued by the IRS. The imposition of a liquidity fee on a redemption of Fund shares could cause the shareholder to recognize a loss or could decrease the gain or increase the loss the shareholder would otherwise recognize. Although there is no definitive guidance, any liquidity fees received by the Fund may result in distributions or gains that would be taxable to the Fund’s shareholders.
Tax Shelter Reporting

Under U.S. Treasury regulations, if a shareholder recognizes a loss of at least $2 million for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future
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guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Non-U.S. Shareholders

Non-U.S. shareholders in a Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.
The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation). If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A RIC is permitted to report such parts of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.
Foreign shareholders should contact their intermediaries regarding the application of withholding rules to their accounts.
Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (a) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (c) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund.
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Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and – payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.
In order for a foreign shareholder to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from back-up withholding, the foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute form). Non-U.S. investors in a Fund should consult their tax advisors in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.
Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).
Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
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General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.
The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

DISTRIBUTION ARRANGEMENTS
The Investment Company sells shares of its Funds on a continuous basis. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Foreside Fund Services, LLC ("Foreside" or the "Distributor") as principal underwriter, for the distribution of the Funds’ shares. The address of Foreside Fund Services, LLC is Three Canal Plaza, Suite 100, Portland, ME 04101. Foreside is a broker-dealer registered with the Securities and Exchange Commission and a member of the Financial Industry Regulatory Authority (“FINRA”). Under the Distribution Agreement dated June 30, 2023, as amended from time to time (the “Distribution Agreement”), the Distributor acts as the agent of the Investment Company in connection with the continuous offering of shares of the Funds. During the continuous public offering of shares of the Funds, the Distributor shall use commercially reasonable efforts to distribute the shares. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.
Following an initial two-year term, unless otherwise terminated, the Distribution Agreement with the Distributor will continue in effect for successive one-year terms if approved at least annually by: (a) the vote of the Board of Directors, including the vote of a majority of those members of the Board of Directors who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, or (b) the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Directors or by the Distributor. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act.
The Funds have not historically paid any underwriting commissions and do not expect to do so.

OTHER PAYMENTS
As discussed further in the “About Fund Shares” section of the Prospectus under the heading “Shareholder Servicing Payments,” the Funds, along with Capital Management, may make payments to financial intermediaries for providing shareholder services. As of December 31, 2024, the Funds and/or Capital Management had agreed to make shareholder servicing payments with respect to the Funds to the financial intermediaries or their affiliates shown below.
Recipients of Shareholder Servicing Payments Relating to the Funds

1. Charles Schwab & Co., Inc.
2. Mid Atlantic Clearing & Settlement Corp.
3. MSCS Financial Services Division of Broadridge Business Process Outsourcing, LLC
4. Mutual of America Life Insurance Company
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The Funds and/or Capital Management may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.
In addition, as discussed further in the “About Fund Shares” section of the Prospectus under the sub-heading “Distribution Support Payments” under the heading “Other Payments to Financial Intermediaries,” Capital Management intends to make payments, from its own resources, to certain financial intermediaries for marketing and sales support services relating to the Funds.

DESCRIPTION OF CORPORATE BOND RATINGS
Description of Corporate bond ratings of Moody’s Investors Services, Inc.:
Aaa	—
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	—
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	—
Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B	—
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Description of corporate bond ratings of Standard & Poor’s Corporation:
AAA	—	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is very strong.
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A	—
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB/ B/ CCC/ CC	—
Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	—	The rating C is reserved for income bonds on which no interest is being paid.
D	—	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus ( – ): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Investment Company for the year ended December 31, 2024 have been incorporated by reference in the Statement of Additional Information including the report of KPMG LLP, 345 Park Avenue, New York, NY 10154, independent registered public accounting firm.

LEGAL MATTERS
The legal validity of the shares described in the Prospectus has been passed on by Amy Latkin, Esq, Secretary of the Investment Company.

OTHER SERVICE PROVIDERS
The Custodian of the securities and other assets held by the Investment Company’s Funds (other than shares of the Investment Company’s Funds) is The Bank of New York Mellon Corporation ("BNY"), 240 Greenwich Street, New York, NY 10286.
BNY acts as custodian for the Fund and provides related services subject to the terms of a Custodian Agreement. As part of the arrangements with the Custodian, securities purchased outside the United States are maintained in the custody of various foreign branches of the Custodian or in other financial institutions as permitted by law and by the Funds’ custodian agreement.
Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor for the Funds pursuant to a Distribution Agreement.
Capital Management serves as an administrator to the Funds. The administrative services provided by Capital Management include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining a portion of the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds.
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Effective July 1, 2023, the Administration Agreement between Capital Management and the Investment Company provides that the Investment Company shall pay to Capital Management an administration fee of 0.03% of each Fund's average daily net assets. Capital Management is currently voluntarily waiving 0.008% of each Fund’s administration fee. Capital Management may eliminate this waiver at any time. Prior to July 1, 2023, Capital Management arranged for its affiliate to provide a similar bundle of administrative services to the Funds with the Funds bearing their allocated portion of the costs of providing those services rather than an asset-based fee. The amounts shown as paid by the Funds to Capital Management for the periods prior to July 1, 2023 were determined and paid under that prior arrangement with Capital Management.
The Funds paid Capital Management administration fees of $5,204,411 in 2024, $3,520,106 in 2023 and $2,800,040 in 2022.
BNY also serves as an administrator for the Funds pursuant to a Fund Administration and Accounting Agreement.
BNY Investment Servicing (US) Inc., 240 Greenwich Street, New York, NY 10286, serves as the Funds' transfer agent.

USE OF STANDARD & POOR’S INDICES
The Equity Index Fund, the Mid-Cap Equity Index Fund, the Small Cap Equity Index Fund, and the Catholic Values Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index or the S&P 500® Catholic Values Index to track general stock market performance. S&P’s only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, and S&P 500® Catholic Values Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500® index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or the S&P 500® Catholic Values Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed
Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500® Index, the S&P MidCap 400® Index, S&P SmallCap 600® Index, or S&P 500® Catholic Values Index, or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index, the S&P MidCap 400® Index, the S&P SmallCap 600® Index, the S&P 500® Catholic Values Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
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PROXY VOTING POLICIES AND PROCEDURES
On April 28, 2022, the Board of Directors of the Investment Company adopted amended Proxy Voting Policies & Procedures (“Proxy Policy”). A copy of the Proxy Policy is attached hereto as APPENDIX “A”. A copy of the Proxy Policy and information regarding how the Investment Company voted its proxies relative to portfolio securities during the most recent 12 month period ended June 30 can be obtained free of charge by calling 800.914.8716. The Investment Company’s Proxy Voting Record for the shares it owns, which includes how the Investment Company voted its proxies during the most recent 12 month period ended June 30, can be obtained from the Securities and Exchange Commission’s website at www.sec.gov, by viewing our Form N-PX on the EDGAR system.
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Appendix A
Proxy Voting Policy and Procedures
MoA Funds
The Board of Directors of MoA Funds delegates Mutual of America Capital Management LLC, its investment adviser, to vote all proxies solicited by or with respect to issuers of securities in which the assets of MoA Funds may be invested.
Attached is the updated Proxy Voting Policy and Procedures adopted by the Board of Directors of MoA Funds at its regular Board meeting held on April 28, 2022.

MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
POLICY STATEMENT AND PROCEDURES
REGARDING PROXY VOTING
Adopted on April 28, 2022
Policy Statement
It is the policy of Mutual of America Capital Management LLC (the “Adviser”), with respect to assets under its management where it has voting authority:
1.
To vote all proxies in the best interests of its clients and, to the extent possible while complying with applicable investment policies, restrictions and limitations to vote all proxies so as to maximize the economic value of the shares held by such clients. Environmental, Social and Corporate Governance factors should be considered when making proxy voting decisions. However, those factors should not be considered if they would have a negative impact on economic value. The Adviser may refrain from voting if it determines that refraining is in the best interest of that client, such as when the cost to the client of voting exceeds the expected benefit to the client.
2.
To vote all proxies in accordance with the duly adopted voting policies and restrictions of such clients where such policies and restrictions are applicable.
3.
To provide disclosure to clients of the within policies and procedures, to disclose how clients (or their shareholders in the case where a client adopts these policies as its own) may obtain information on how their proxies were voted, and to maintain or cause to be maintained all records of such proxy voting as are, and for the periods, required by law.
4.
To comply with the Procedures set forth below.
Proxy Voting Committee
1.
A Proxy Voting Committee shall consist of individuals (not to exceed six) designated by the President of the Adviser. The Proxy Voting Committee shall act by majority vote, but in the case of a tie vote the side receiving the vote of the President shall prevail. In the case of a Committee of two or less persons, one member shall constitute a quorum. In the case of the Committee consisting of three or four persons, two members shall constitute a quorum, and for a Committee of five persons, three members shall constitute a quorum.
2.
The Proxy Voting Committee shall monitor developments that may affect the Proxy Voting Policy and Procedures, including the Overall Proxy Voting Policy set forth in paragraph 5 of the Procedures Section hereof, voting standards set forth in Appendix A to this document (“Voting Standards”) and recommend changes to the Proxy Voting Policy and Procedures.
3.
Any decisions not to vote proxies in accordance with the Voting Standards, including Routine or Non-Routine Issues, shall be submitted to the Proxy Committee for approval or consideration of the appropriate action to take. The Proxy Voting Committee may require a discussion with or report from the investment analyst responsible for the company whose proxy is being considered to assist in deciding how to vote in accordance with the Proxy Voting Policy, and may require analysis specific to the issuer or specific to the matter to be voted on. The Proxy Voting Committee will consider additional information regarding a proposal, such as an issuer’s or shareholder’s subsequently filed additional proxy materials or other information conveyed by an issuer or shareholder proponent. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
4.
If a Non-Routine Issue falls into a category for which there is no Voting Standard, or when a matter is highly contested or controversial, the Proxy Voting Committee shall be consulted and should consider whether a higher degree of analysis may be necessary. The Proxy Voting Committee may require a discussion with or a report from the investment analyst responsible for the company whose proxy is being considered, including analysis specific to the issuer or specific to the matter to be voted on, as well as a report, if available, from any proxy service provider then retained, to assist in deciding how to vote in accordance with the Proxy Voting Policy. A written explanation of the reasons supporting any action taken by the Committee and the date the Committee decided the issue shall be maintained with the proxy voting records.
5.
Should a vote in accordance with the Voting Standards appear likely to produce a result inconsistent with a stated policy, limitation, or restriction established for any client’s account, the President or CEO shall be notified in order to determine the appropriate action. Such action shall be presented to the Proxy Voting Committee for ratification prior to the vote in question. The Proxy Voting Committee can act without a meeting by consent of a majority of its members. Any action taken in such situations shall be governed by prudence and must be compatible with applicable law. Such action shall be memorialized in writing setting forth the nature of the conflict, the reasons for the action taken and the date such action was authorized.
Procedures
1.
Proxies will be voted based upon and consistent with (a) criteria established herein as same may be amended in writing by the Proxy Committee from time to time, (b) the Overall Proxy Voting Policy set forth in paragraph 5 below and (c) the Voting Standards set forth in paragraph 4 below . Only a Senior Vice President or higher ranking officer shall be authorized to execute proxies except that a service provider may be engaged to process and execute proxies pursuant to and subject to these Procedures.
2.
The following Records of all proxy votes will be maintained:
A.
A brief description of the proxy proposal for each company in the portfolio.
B.
The vote cast on each proposal.
C.
The holdings of each account and its holdings as of (or as close as possible to) the record date for the particular proxy vote.
D.
A record of any calls or other contacts made regarding a vote.
E.
A record of the reason for each vote, including whether the proxy was voted according to a specific client restriction, policy, the Voting Standards or other guideline which record may be maintained by a third party proxy service provider.
F.
Notification that a proxy has not been received.
G.
Verification that the shares listed on the proxy match the Adviser’s records.
H.
The name and title of the individual voting the proxy (if available from a service provider).
I.
A record of any Proxy Voting Committee actions in regard to the proxy vote.
3.
Unless the Adviser shall have obtained a written agreement from an experienced and qualified third party to provide proxy voting and records services in compliance with all applicable laws and regulations, records of a current proxy season will be retained in the Adviser’s offices until the end of the second year after the expiration of the proxy season in which the votes were made and will be retained in a readily accessible location for a period of not less than three additional years. Proxy statements received on behalf of stock for which the Adviser is authorized to vote proxies will not be retained in paper form because they are available on the EDGAR system where they have been filed by the issuer.
4.
The voting guidelines that should be followed consist of the latest version of the Institutional Shareholders Service (“I.S.S.”) Proxy Voting Guidelines (“Voting Standards”) as set forth on the I.S.S. website. The Proxy Voting Committee has reviewed the Voting Standards and has found them to be generally satisfactory. I.S.S., which is the proxy service provider retained by the Adviser, furnishes research and recommendations for all proxy votes, casts the votes and maintains voting records. The I.S.S. recommendations will be in accordance with the Voting Standards. The Proxy Voting Committee may, in circumstances where the application of the Voting Standards is determined not to be beneficial or appropriate, override the I.S.S. recommendation and instruct I.S.S. to vote as determined by the Proxy Voting Committee.

5.
The current Overall Proxy Voting Policy of the Adviser shall be to vote against anti-takeover proposals, proposals that will weaken Board oversight or corporate governance procedures, and proposals designed to entrench current management. These proposals are generally inherently adverse to the economic value of the stocks to which they relate. This position may be determined to be inappropriate in a particular case and if authorized by the Proxy Voting Committee, a vote that does not comport with this position may be approved. Proxy proposals that do not materially impact the economic value of the stocks to which they relate are considered “Routine Issues” and will generally be voted in favor of the position supported by management of the company whose stock is being voted. Proxy proposals that materially impact the economic value of the stock to which they relate will be voted, consistent with applicable restrictions, in the manner that is most beneficial to the value of such stock.
6.
[Reserved.]
7.
No officer or employee of the Adviser shall act with respect to proxy votes in any instance in which a conflict of interest exists for that person in applying the Adviser’s Voting Standards or satisfying fiduciary responsibilities under ERISA or other applicable laws. Any conflict of interest or questions concerning whether a conflict of interest exists, shall be immediately reported to the Chairman. Further, in cases where there exist material conflicts of interest between the Adviser and its interests, and the economic interests of the Adviser’s client owning the shares being voted, the Adviser shall strictly adhere to the Voting Standards, but where such conflict exists and the Proxy Committee is required to decide upon action as provided above, no such action shall be taken absent full disclosure to the affected client of the conflict and it shall be taken only if consent has been received from the client. In assessing the existence of a conflict and the suggested manner of casting a vote in a conflict situation, the recommendations of independent third parties qualified to make recommendations on proxy voting may be sought and communicated to affected clients.
8.
It is the policy of the Adviser not to join any group for the purpose of waging a proxy contest or to acquire or trade in the securities of any corporation with the intent to effect any change in control of a corporation. Any solicitation from any person to vote proxies in any accounts shall be promptly reported to the General Counsel and Proxy Voting Committee except for requests merely that the proxies be voted in order to achieve a quorum.
9.
No employee of the Adviser may discuss the Adviser’s proxy votes with any person not employed by the Adviser or its client or in any way indicate how the Adviser will vote on any issue prior to the vote being cast, nor may any employee of the Adviser disclose how the Adviser has voted except in reports to the Board of Directors of the Adviser or its managed funds, as required by law or pursuant to an agreement with a proxy service provider. All information concerning the Adviser’s proxy voting record shall be disclosed and furnished to clients in the manner required to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.
10.
The Adviser shall comply in all respects and in a timely manner with Rule 206(4)-6 under the Investment Advisers Act of 1940, including the timely voting of proxies, the timely provision to clients of a description of the Adviser’s proxy voting policies and procedures, provision of a copy of such policies and procedures to clients upon request, disclosure to clients of how to obtain information on how their securities were voted and the implementation of record keeping procedures in full compliance with Rule 204-2, retaining in the manner chosen by the Adviser (which manner shall be as permitted by Rule 204-2) for the required time periods proxy voting policies and procedures, proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by the Adviser which were material in making a decision on how to vote or which memorialized basis for a decision for a vote.
11.
The Adviser adopts the following procedures to ensure compliance with the Proxy Voting Policy Statement and Procedures:
A.
The President or an Officer of the Adviser designated by the President will ensure that the Adviser is at all times in full and complete compliance with all applicable laws and regulations.
B.
The Proxy Voting Committee shall meet at least semiannually to review the overall proxy voting record of all proxies, the conformity of proxy voting actions with the requirements set forth herein, and to review the actions of any and all third party service providers. The Adviser will evaluate the proxy advisory firm to identify and evaluate the Adviser’s conflicts of interest, if any, that may arise. The Adviser will assess the proxy advisory firm’s capacity and competency to provide voting recommendations and its ability to execute votes in accordance with the Adviser’s voting instructions. The Adviser will require the proxy advisory firm to update the Adviser regarding any business changes. The Adviser will assess the firm’s updates to its methodologies, guidelines and voting recommendations on an ongoing basis. If the Adviser becomes aware of inaccuracies in the firm’s research or determinations, the Adviser will assess the extent to which potential errors, incompleteness, or methodological weakness in the firm’s analysis materially affected the firm’s research or recommendations that the Adviser utilized. In its periodic review of the proxy advisory firm, the Adviser shall consider the firm’s engagement with issuers and process to ensure it has complete and accurate information about the issuer and each matter, and its process to access issuer’s views about the firm’s voting recommendations in a timely and efficient manner; the firm’s effort to correct any identified material deficiencies in its analysis; the firm’s disclosure regarding sources of information and methodologies to formulate voting recommendations or execute voting instructions; and the firm’s consideration of factors unique to a specific issuer or proposal.
C.
The Proxy Voting Committee shall review and document the adequacy of the within policy statement and procedures on an annual basis, and more frequently when warranted, to ensure they are reasonable and implemented effectively, and are reasonably designed to ensure that the Adviser casts votes on behalf of its clients in the best interest of such clients. As part of the annual review, the Committee will sample the proxy votes it casts on behalf of its clients to ensure compliance with these procedures. The Committee and shall adopt written changes and amendments hereto as necessary.
D.
The Proxy Voting Committee shall review the Adviser’s compliance with the Rules promulgated by the S.E.C., including the semiannual reports on the availability of proxy voting records to its clients, and the disclosure of this document to clients.
E.
To the extent it is prudent and in compliance with Rule 206(4)-6 under the Investment Adviser’s Act of 1940, the Adviser may retain reputable and qualified third-party service providers to implement the foregoing policies and procedures. When retaining a third-party proxy advisory firm, the Adviser will consider whether the firm has the capacity and competency to adequately analyze the matters for which the Adviser is responsible for voting, including the quality of the firm’s staffing, personnel, and technology. The Adviser will consider whether the firm has an effective process for seeking timely input from issuers and clients with respect to proxy voting policies, methodologies and peer group constructions. The Adviser will consider how the firm accounts for unique characteristics regarding the issuer, such as the issuer’s size, its governance structure, its industry and unique practices, and its financial performance. The Adviser will consider the firm’s methodologies in formulating voting recommendations and any third-party information sources used by the firm.
F.
It is specifically understood that the Adviser’s clients may adopt the within Policy Statement and Procedures, as same may be amended or restated from time to time.
I hereby verify that the foregoing document has been duly adopted as the proxy voting policies and procedures of the Adviser, along with the referenced Voting Standards, which replace all previously adopted statements and procedures regarding proxy voting and Voting Standards.
MUTUAL OF AMERICA CAPITAL MANAGEMENT LLC
By:

/s/ Joseph Gaffoglio
Joseph Gaffoglio
President
Dated: April 28, 2022

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”)

1(b)	Articles of Amendment, dated September 22, 1986

1(c)	Articles Supplementary, dated July 25, 1988

1(d)	Articles Supplementary, dated February 16, 1993

1(e)	Articles Supplementary, dated October 4, 1993

1(f)	Articles Supplementary, dated April 5, 1994

1(g)	Articles Supplementary, dated April 13, 1995

1(h)	Articles Supplementary, dated September 16, 1997

1(i)	Articles Supplementary, dated April 6, 1999

1(j)	Articles Supplementary, dated February 11, 2003

1(k)	Articles Supplementary, dated April 17, 2003

1(l)	Articles Supplementary, dated February 24, 2004

1(m)	Articles Supplementary, dated March 25, 2005

1(n)	Articles Supplementary, dated December 13, 2005

1(o)	Articles Supplementary, dated April 12, 2006

1(p)	Articles Supplementary, dated August 28, 2006

1(q)	Articles Supplementary, dated September 1, 2006

1(r)	Articles Supplementary, dated September 10, 2007

1(s)	Articles Supplementary, dated June 3, 2008

1(t)	Articles Supplementary, dated September 12, 2008

1(u)	Articles Supplementary, dated January 12, 2009

1(v)	Certificate of Correction, dated January 20, 2009

1(w)	Articles Supplementary, dated May 13, 2009

1(x)	Articles Supplementary, dated July 28, 2009

1(y)	Articles Supplementary, dated November 19, 2009

1(z)	Articles Supplementary, dated January 13, 2009

1(aa)	Articles Supplementary, dated January 12, 2011

1(bb)	Articles Supplementary, dated November 4, 2011

1(cc)	Articles Supplementary, dated March 7, 2012

1(dd)	Articles Supplementary, dated November 28, 2012

1(ee)	Articles Supplementary, dated March 4, 2013

1(ff)	Articles Supplementary, dated April 23, 2013

1(gg)	Articles Supplementary, dated February 25, 2014

1(hh)	Articles Supplementary, dated September 18, 2014

1(ii)	Articles Supplementary, dated December 2, 2014

1(jj)	Articles Supplementary, dated March 10, 2015

1(kk)	Articles Supplementary, dated February 25, 2016

1(ll)	Articles Supplementary, dated November 14, 2016

1(mm)	Articles Supplementary, dated January 19, 2018

1(nn)	Articles Supplementary, dated February 22, 2018

1(oo)	Articles Supplementary, dated November 12, 2018

1(pp)	Articles Supplementary, dated March 2, 2020

1(qq)	Articles Supplementary, dated September 18, 2020

1(rr)	Articles of Amendment, dated October 16, 2023.

1(ss)	Articles of Amendment and Articles Supplementary, dated August 23, 2024.

1(tt)	Articles Supplementary, dated April 25, 2025.

1(uu)	Articles Supplementary, dated September 2, 2025.

2(a)	By-Laws of the Investment Company

2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws

2(c)	Revision to Article III, Section 3.8 of the By-Laws

2(d)	Amendment to By-Laws

2(e)	Amendment to By-Laws

2(f)	Amendment to By-Laws

2(g)	Amended and Restated By-Laws of the Investment Company

4	Investment Advisory Agreement, between the Investment Company and Mutual of America, as investment adviser

5	Distribution Agreement between the Investment Company and Foreside Fund Services LLC, as Distributor

7	Custody Agreement between the Investment Company and The Bank of New York Mellon

8(a)	Fee Waiver Agreement between the Investment Company and the Adviser

8(b)(i)	Amended and Restated Expense Limitation Agreement between the Investment Company and the Adviser

8(b)(ii)	Amendment to Amended and Restated Expense Limitation Agreement between the Investment Company and the Adviser

8(c)	License Agreement by and between Standard & Poor’s and Mutual of America Investment Corporation

8(d)	Transfer Agency and Shareholder Services Agreement between BNY Mellon Investment Servicing (US) Inc. and the Investment Company

8(e)	Fund Administration and Accounting Agreement between the Investment Company and The Bank of New York Mellon

8(f)	Administration Agreement between the Investment Company and the Adviser

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares

9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds

9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds

9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund

9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund

9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund

9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund

9(i)	Consent and Opinion of Counsel for shares of Catholic Values Index Fund and 2065 Retirement Fund

9(j)	Consent and Opinion of Counsel for shares of MoA Clear Passage 2070 Fund

9(k)	Consent and Opinion of Counsel for shares of MoA Mid Cap Growth Fund

10(a)	Independent Registered Public Accounting Firm’s Consent

10(b)	Power of Attorney of Directors

16(a)	Code of Ethics of Mutual of America Investment Corporation

16(b)	Code of Ethics of Mutual of America Capital Management LLC

16(c)	Code of Ethics of Mutual of America Life Insurance Company

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101.SCH XBRL Taxonomy Extension Schema Document

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Item 29. Persons Controlled By or Under Common Control with Registrant

The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (“Mutual of America”). Mutual of America is a New York mutual life insurance company, and as such no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America’s ownership of its subsidiaries is as follows:

Mutual of America, a New York mutual insurance company, wholly owns

•	Mutual of America Holding Company LLC, a Delaware limited liability company, and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC (the “Adviser”), a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America, through its separate accounts, owns substantially all of the shares of Mutual of America Variable Insurance Portfolio, a Maryland corporation registered under the 1940 Act as a management investment company whose shares are offered only to those separate accounts for funding variable life insurance and variable annuity products.

Mutual of America currently owns a significant amount of the Registrant’s outstanding shares.

Item 30. Indemnification

Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

By-Laws of the Investment Company. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer or director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

Insurance. Coverage for the fund and advisor fiduciary errors and omissions liability (“E&O”) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by Chubb and CNA to Mutual of America Capital Management LLC /MoA Funds. The aggregate limit of liability under these policies is $25 million, with a $500,000 deductible for MoA Funds and $1,000,000 deductible for the Advisor. Coverage for directors and officers (“D&O”) of MoA Funds are provided under an additional independent director’s liability (“IDL”) policy issued by CNA. The aggregate limit of liability under this policy is $5 million with no deductible for individual insureds for non-indemnifiable losses.

Operating Agreement of the Adviser. The Operating Agreement of Mutual of America Capital Management LLC, the Investment Company’s Adviser, provides for the indemnification by the Adviser of present and former directors and officers of the Adviser and of any organization for which service is rendered at the request of the Adviser and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Adviser and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Adviser, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers, directors and managers of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the Operating Agreement.

Agreement of the Principal Underwriter. The Distribution Agreement between Foreside Fund Services LLC (“Foreside”), the underwriter for the Investment Company, provides for the indemnification by Foreside of the Investment Company and its directors and officers, and the indemnification of Foreside and each of its directors, officers, representatives and any person who controls or previously controlled Foreside within the meaning of Section 15 of the 1933 Act.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Manager and Officer of the Adviser is set forth below.

Name	Positions With Adviser	Principal Occupation During Past Two Years
Mark C. Alexander c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Arthur J. Kania Dean and Professor of Law, Villanova University Charles Widger School of Law

Theresa A. Bischoff c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Partner, R.C. Consulting, LLC; formerly Chief Executive Officer, American Red Cross of Greater New York

Noreen Culhane c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Executive Vice President, NYSE

Nathaniel A. Davis c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly executive Chairman of the Board and Chief Executive Officer, Stride, Inc.; prior thereto Managing Director, Rannd Advisers

John E. Haire c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Managing Partner, Haire Media Ventures; formerly CEO, Concern Worldwide, U.S.; formerly CEO, Parade Media Group

Christopher C. Quick c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	General Partner, Burke & Quick Holdings, LLP; formerly Vice Chairman, Banc of America Specialist

James E. Quinn c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly President, Tiffany & Co.

John J. Stack c/o Mutual of America 320 Park Avenue New York, NY 10022	Manager	Retired, formerly Chairman and CEO of Ceska Sporitelna, Prague, Czech Republic

Jason A. D’ Angelo 320 Park Avenue NY, NY 10022	General Counsel	Executive Vice President and General Counsel

Joseph Gaffoglio 320 Park Avenue NY, NY 10022	President and Chief Executive Officer	President and Chief Executive Officer of the Adviser as of August 2024; formerly President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Duygu Akyatan 320 Park Avenue NY, NY 10022	Executive Vice President, Director of Equity Research	Executive Vice President, Director of Equity Research

Christopher S. Malfant 320 Park Avenue NY, NY 10022	Executive Vice President, Head of Fixed Income	Executive Vice President, Head of Fixed Income

Kyle Medlin 320 Park Avenue NY, NY 10022	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Mutual of America Life Insurance Company

Thad Pollock 320 Park Avenue NY, NY 10022	Executive Vice President, Head of Value Equity	Executive Vice President of the Adviser since October 2023; formerly Portfolio Manager, Cramer Rosenthal McGlynn, LLC

Stephen J. Rich 320 Park Avenue NY, NY 10022	Chairman	Chairman, President and Chief Executive Officer, Mutual of America Life Insurance Company as of September 2024; Chairman of the Adviser as of July 2024; formerly Chairman and Chief Executive of the Adviser

R. Jeffrey Young Easton, OH	Executive Vice President, Head of Investment Products	Executive Vice President, Head of Investment Products

Jamie A. Zendel 320 Park Avenue NY, NY 10022	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration	Executive Vice President, Quantitative Research, Equity Indexes, Trading and Administration; formerly Senior Vice President and Head of Quantitative Research

James P. Accurso 320 Park Avenue NY, NY 10022	Senior Vice President, Director of Fixed Income Research	Senior Vice President of the Adviser

Jacqueline Sabella 320 Park Avenue NY, NY 10022	Senior Vice President, Fixed Income	Senior Vice President of the Adviser

Ron Viener 320 Park Avenue NY, NY 10022	Senior Vice President, Equities Trader	Senior Vice President of the Adviser

Christopher W. Butler 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Martin F. Fetherston 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Kevin Frain 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Name	Positions With Adviser	Principal Occupation During Past Two Years
Andrew Hirschfeld 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Quantitative Analyst	Vice President of the Adviser

Christian M. Hootman 320 Park Avenue NY, NY 10022	Vice President, Trading and Operations	Vice President of the Adviser since March 2024; formerly Senior Vice President, Citi Fund Services Ohio, Inc.

Amy Latkin 320 Park Avenue NY, NY 10022	Corporate Secretary	Vice President and Senior Counsel of Mutual of America Life Insurance Company

Bryant Law 320 Park Avenue NY, NY 10022	Vice President, Fixed Income	Vice President of the Adviser

Jay Lewis 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Eric Lockenvitz 320 Park Avenue NY, NY 10022	Vice President, Quantitative Analyst	Vice President of the Adviser since June 2023; formerly Vice President, Jeffries

Isabel Macalintal 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

Tyler Mixter 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser since September 2024; formerly Portfolio Manager, Douglass Winthrop Advisors

Bradley Ohlmuller 320 Park Avenue NY, NY 10022	Vice President, Equities	Vice President of the Adviser

Nirav Parikh 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser

John Polcari 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Research	Vice President of the Adviser

Aiden Redmond 320 Park Avenue New York, NY 10022	Executive Vice President, Head of Institutional Distribution	Executive Vice President of the Adviser since April 2025; formerly Head of Investor Relations, QVIDTVM Inc.

Konstantin Tcherepachenets 320 Park Avenue NY, NY 10022	Vice President, Equities Research	Vice President of the Adviser since August 2024; formerly Senior Vice President, Bessemer Investment Management LLC

Jerry H. Tempelman 320 Park Avenue NY, NY 10022	Vice President, Fixed Income Analyst	Vice President of the Adviser

Erik Wennerstrum 320 Park Avenue NY, NY 10022	Vice President, Quantitative Research	Vice President of the Adviser

Item 32.	Principal Underwriters

Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the underwriter for the Funds.

Item 32(a)	Fore side Fund Services, LLC (the “Distributor’’) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust

8.	AFA Private Credit Fund

9.	AGF Investments Trust

10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	Amplify ETF Trust

15.	Applied Finance Dividend Fund, Series of World Funds Trust

16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust

18.	ARK ETF Trust

19.	ARK Venture Fund

20.	Bitwise Funds Trust

21.	BondBloxx ETF Trust

22.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

23.	Bridgeway Funds, Inc.

24.	Brinker Capital Destinations Trust

25.	Brookfield Real Assets Income Fund Inc.

26.	Build Funds Trust

27.	Calamos Convertible and High Income Fund

28.	Calamos Convertible Opportunities and Income Fund

29.	Calamos Dynamic Convertible and Income Fund

30.	Calamos Global Dynamic Income Fund

31.	Calamos Global Total Return Fund

32.	Calamos Strategic Total Return Fund

33.	Carlyle Tactical Private Credit Fund

34.	Cascade Private Capital Fund

35.	Catalyst Strategic Income Opportunities Fund

36.	CBRE Global Real Estate Income Fund

37.	Center Coast Brookfield MLP & Energy Infrastructure Fund

38.	Clifford Capital Partners Fund, Series of World Funds Trust

39.	Cliffwater Corporate Lending Fund

40.	Cliffwater Enhanced Lending Fund

41.	Cohen & Steers ETF Trust

42.	Cohen & Steers Infrastructure Fund, Inc.

43.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

44.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

45.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

49.	Davis Fundamental ETF Trust

50.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

52.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

53.	Defiance Quantum ETF, Series of ETF Series Solutions

54.	Denali Structured Return Strategy Fund

55.	Dividend Performers ETF, Series of Listed Funds Trust

56.	Dodge & Cox Funds

57.	DoubleLine ETF Trust

58.	DoubleLine Income Solutions Fund

59.	DoubleLine Opportunistic Credit Fund

60.	DoubleLine Yield Opportunities Fund

61.	DriveWealth ETF Trust

62.	EIP Investment Trust

63.	Ellington Income Opportunities Fund

64.	ETF Opportunities Trust

65.	Evanston Alternative Opportunities Fund

66.	Exchange Listed Funds Trust

67.	Exchange Place Advisors Trust

68.	FlexShares Trust

69.	Forum Funds

70.	Forum Funds II

71.	Forum Real Estate Income Fund

72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

73.	Grayscale Funds Trust

74.	Guinness Atkinson Funds

75.	Harbor ETF Trust

76.	Harris Oakmark ETF Trust

77.	Hawaiian Tax-Free Trust

78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

82.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

83.	IDX Funds

84.	Innovator ETFs Trust

85.	Ironwood Institutional Multi-Strategy Fund LLC

86.	Ironwood Multi-Strategy Fund LLC

87.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

88.	John Hancock Exchange-Traded Fund Trust

89.	Kurv ETF Trust

90.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

91.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

92.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

93.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

94.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

95.	Manor Investment Funds

96.	Milliman Variable Insurance Trust

97.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

98.	Morgan Stanley ETF Trust

99.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

100.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

101.	Morningstar Funds Trust

102.	Mutual of America Investment Corporation

103.	NEOS ETF Trust

104.	Niagara Income Opportunities Fund

105.	NXG Cushing® Midstream Energy Fund

106.	NXG NextGen Infrastructure Income Fund

107.	Opal Dividend Income ETF, Series of Listed Funds Trust

108.	OTG Latin American Fund, Series of World Funds Trust

109.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

110.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

111.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

112.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

113.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

114.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

115.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

116.	Palmer Square Funds Trust

117.	Palmer Square Opportunistic Income Fund

118.	Partners Group Private Income Opportunities, LLC

119.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

120.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers

121.	Perkins Discovery Fund, Series of World Funds Trust

122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

123.	Plan Investment Fund, Inc.

124.	Point Bridge America First ETF, Series of ETF Series Solutions

125.	Precidian ETFs Trust

126.	Preferred-Plus ETF, Series of Listed Funds Trust

127.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

128.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

129.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

130.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

131.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

132.	Renaissance Capital Greenwich Funds

133.	Reynolds Funds, Inc.

134.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

135.	RiverNorth Patriot ETF, Series of Listed Funds Trust

136.	RMB Investors Trust

137.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

138.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

139.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

140.	Roundhill Cannabis ETF, Series of Listed Funds Trust

141.	Roundhill ETF Trust

142.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

143.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

144.	Roundhill Video Games ETF, Series of Listed Funds Trust

145.	Rule One Fund, Series of World Funds Trust

146.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

147.	Six Circles Trust

148.	Sound Shore Fund, Inc.

149.	SP Funds Trust

150.	Sparrow Funds

151.	Spear Alpha ETF, Series of Listed Funds Trust

152.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

153.	STF Tactical Growth ETF, Series of Listed Funds Trust

154.	Strategic Trust

155.	Strategy Shares

156.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

157.	Tekla World Healthcare Fund

158.	Tema ETF Trust

159.	The 2023 ETF Series Trust

160.	The 2023 ETF Series Trust II

161.	The Cook & Bynum Fund, Series of World Funds Trust

162.	The Community Development Fund

163.	The Finite Solar Finance Fund

164.	The Private Shares Fund

165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

166.	Third Avenue Trust

167.	Third Avenue Variable Series Trust

168.	Tidal ETF Trust

169.	Tidal Trust II

170.	Tidal Trust III

171.	TIFF Investment Program

172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179.	Total Fund Solution

180.	Touchstone ETF Trust

181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2x Long Ether Daily Target ETF

185.	TrueShares Active Yield ETF, Series of Listed Funds Trust

186.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

187.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

188.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

196.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

197.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

198.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

199.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

200.	U.S. Global Investors Funds

201.	Union Street Partners Value Fund, Series of World Funds Trust

202.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

203.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

204.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

205.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

206.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

207.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

208.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

209.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

210.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

211.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

212.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

213.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

214.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

215.	VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II

216.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II

217.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

219.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

220.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

221.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

223.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

224.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

225.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

226.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

227.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

228.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

229.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

230.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

231.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

232.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

233.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II

234.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II

235.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

236.	Virtus Stone Harbor Emerging Markets Income Fund

237.	Volatility Shares Trust

238.	WEBs ETF Trust

239.	Wellington Global Multi-Strategy Fund

240.	West Loop Realty Fund, Series of Investment Managers Series Trust

241.	Wilshire Mutual Funds, Inc.

242.	Wilshire Variable Insurance Trust

243.	WisdomTree Digital Trust

244.	WisdomTree Trust

245.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rule 31a-3 promulgated thereunder will be maintained by the Adviser and Administrator at their offices at 320 Park Avenue, New York, New York 10022, with its Underwriter, Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, ME 04101, or with its custodian, The Bank of New York Mellon at 240 Greenwich Street, New York, NY 10286, or with its transfer agent, BNY Investment Servicing (US) Inc. at 240 Greenwich Street, New York, NY 10286.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that this post-effective amendment to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 2nd of September, 2025.

MoA Funds

By:	/s/ Joseph R. Gaffoglio
Chairman, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 2, 2025.

	Signatures	Title

	/s/ Joseph R. Gaffoglio	Director; Chairman and Chief Executive Officer (Principal Executive Officer)
Joseph R. Gaffoglio

	/s/ R. Jeffrey Young	President, Chief Financial Officer and Treasurer (Principal Accounting Officer)
R. Jeffrey Young

	*	Director
Carolyn N. Dolan

	*	Director
Stanley E. Grayson

	*	Director
LaSalle D. Leffall, III

	*	Director
John W. Sibal

	*	Director
Margaret M. Smyth

	*	Director
William E. Whiston

By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact

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